UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Gordon M. Shone
Treasurer

601 Congress Street
Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-3000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Intrinsic Value Fund

Annual Report
2.29.08

Discussion of Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

U.S. stocks went on a wild ride during the 12-month period, highlighted both by record highs for broad market indexes and conditions deemed poor enough to warrant numerous interventions by the Federal Reserve. For the period in full the S&P 500 Index returned –3.60%, a modest move that belied its frequent violent gyrations. Growth stocks outpaced value stocks during the period. Financials and consumer discretionary were the worst-performing sectors in the Russell 1000 Value Index, while energy stocks performed the best.

"U.S. stocks went on a wild ride
during the 12-month review
period…"

For the year ended February, 29, 2008, John Hancock Intrinsic Value Fund’s Class A, Class B, Class C, Class I, Class R1 and Class 1 shares returned –12.52%, –13.13%, –13.13%, –12.18%, –12.60% and –12.13%, respectively, at net asset value while the Russell 1000 Value Index returned –7.91% and the average large value fund monitored by Morningstar, Inc. returned –6.64% .

Sector selection added to relative returns while stock selection detracted. Sector weightings adding to relative returns included an underweight in financials, while sector weightings detracting from relative returns included an overweight in consumer discretionary. Stock selections in information technology added to relative returns, while picks in consumer discretionary and financials detracted. Individual names adding to returns versus the benchmark included overweight positions in Exxon Mobil Corp., Wal-Mart Stores, Inc. and Merck & Company, Inc., while overweight positions detracting from relative returns included Citigroup, Inc., Fannie Mae and Home Depot, Inc.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Intrinsic Value Fund | Annual report

6

A look at performance

For the periods ended February 29, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	6-12-06	–16.88%	—	—	–2.50%	–16.88%	—	—	–4.26%

B	6-12-06	–17.14	—	—	–2.38	–17.14	—	—	–4.07

C	6-12-06	–13.93	—	—	–0.25	–13.93	—	—	–0.44

I [1]	6-12-06	–12.18	—	—	0.83	–12.18	—	—	1.44

R1[1]	6-12-06	–12.60	—	—	0.24	–12.60	—	—	0.41

1 [1]	6-12-06	–12.13	—	—	0.88	–12.13	—	—	1.52

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1 and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-08. The net expenses are as follows: Class A — 1.34%, Class B — 2.04%, Class C — 2.04%, Class I — 0.95%, Class R1 — 1.69%, Class 1 — 0.90% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.94%, Class B — 9.00%, Class C — 10.08%, Class I —17.60%, Class R1 — 20.85%, Class 1 — 1.44% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Annual report | Intrinsic Value Fund

7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Intrinsic Value Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Value Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$9,957	$9,593	$10,712

C [2]	6-12-06	9,956	9,956	10,712

I [3]	6-12-06	10,144	10,144	10,712

R1[3]	6-12-06	10,041	10,041	10,712

1 [3]	6-12-06	10,152	10,152	10,712

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1 and Class 1 shares, respectively, as of February 29, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Intrinsic Value Fund | Annual report

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period on 2-29-08[1]

Class A	$1,000.00	$858.12	$6.24

Class B	1,000.00	854.75	9.45

Class C	1,000.00	854.74	9.50

Class I	1,000.00	859.68	4.39

Class R1	1,000.00	858.80	5.45

Class 1	1,000.00	859.77	4.16

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Intrinsic Value Fund

9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value on	Ending value on	Expenses paid during
	9-1-07	2-29-08	period on 2-29-08[1]

Class A	$1,000.00	$1,018.15	$6.77

Class B	1,000.00	1,014.67	10.27

Class C	1,000.00	1,014.62	10.32

Class I	1,000.00	1,020.14	4.77

Class R1	1,000.00	1,019.00	5.92

Class 1	1,000.00	1,020.39	4.52

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 2.05%, 2.06%, 0.95%, 1.18% and 0.90% for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half year/366 (to reflect the one-half year period).

Intrinsic Value Fund | Annual report

10

Portfolio summary

Top 10 holdings[1]

Exxon Mobil Corp.	7.9%	Citigroup, Inc.	2.8%

Chevron Corp.	5.7%	Home Depot, Inc.	2.4%

ConocoPhillips	3.4%	UnitedHealth Group, Inc.	2.2%

Wal-Mart Stores, Inc.	3.4%	The Coca-Cola Company	2.0%

Pfizer, Inc.	2.9%	Merck & Company, Inc.	2.0%

Sector distribution[1]

Consumer non-cyclical	23%	Technology	6%

Energy	22%	Communications	6%

Financial	15%	Basic materials	2%

Consumer cyclical	14%	Utilities	2%

Industrial	7%	Other	3%

1 As a percentage of net assets on February 29, 2008.

Annual report | Intrinsic Value Fund

11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-29-08

This schedule is divided into three main categories: common stocks, short-term investments and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.51%		$17,953,838

(Cost $19,713,761)

Aerospace 0.83%		154,226

Alliant Techsystems, Inc. *	100	10,494

General Dynamics Corp.	500	40,925

Goodrich Corp.	200	11,846

Northrop Grumman Corp.	200	15,722

Rockwell Collins, Inc.	200	11,780

United Technologies Corp.	900	63,459

Aluminum 0.36%		66,852

Alcoa, Inc.	1,800	66,852

Apparel & Textiles 0.71%		132,976

Coach, Inc. *	1,100	33,352

Jones Apparel Group, Inc.	800	11,288

Liz Claiborne, Inc.	1,100	19,558

Mohawk Industries, Inc. *	200	14,282

NIKE, Inc. , Class B	400	24,080

VF Corp.	400	30,416

Auto Parts 0.79%		147,016

Autoliv, Inc.	100	4,990

AutoZone, Inc. *	200	23,016

BorgWarner, Inc.	400	17,244

Johnson Controls, Inc.	2,500	82,150

O’Reilly Automotive, Inc. *	400	10,784

TRW Automotive Holdings Corp. *	400	8,832

Auto Services 0.24%		45,343

AutoNation, Inc. *	1,700	24,769

Avis Budget Group, Inc. *	1,800	20,574

Automobiles 0.97%		180,604

Ford Motor Company *	11,300	73,789

General Motors Corp.	1,700	39,576

PACCAR, Inc.	1,550	67,239

See notes to financial statements

Intrinsic Value Fund | Annual report

12

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Banking 3.11%		$578,854

Bank of America Corp.	8,100	321,894

BB&T Corp.	1,400	43,582

Comerica, Inc.	1,100	39,864

Fifth Third Bancorp	600	13,740

First Horizon National Corp.	800	12,992

National City Corp.	3,400	53,924

U. S. Bancorp	2,900	92,858

Biotechnology 0.58%		107,166

Amgen, Inc. *	700	31,864

Biogen Idec, Inc. *	800	46,688

Charles River Laboratories International, Inc. *	200	11,716

Invitrogen Corp. *	200	16,898

Broadcasting 0.18%		33,850

Discovery Holding Company *	1,000	22,570

Liberty Global, Inc. , Class A *	300	11,280

Building Materials & Construction 0.16%		29,982

Lennox International, Inc.	300	11,292

Masco Corp.	1,000	18,690

Business Services 0.67%		125,305

Affiliated Computer Services, Inc. , Class A *	500	25,375

Cadence Design Systems, Inc. *	700	7,434

FactSet Research Systems, Inc.	200	10,528

Fiserv, Inc. *	900	47,358

NCR Corp. *	700	15,512

R. R. Donnelley & Sons Company	600	19,098

Cellular Communications 0.05%		9,380

Telephone & Data Systems, Inc.	200	9,380

Chemicals 0.55%		102,268

Air Products & Chemicals, Inc.	200	18,266

Celanese Corp. , Series A	300	11,670

Dow Chemical Company	1,000	37,690

FMC Corp.	200	11,322

Lubrizol Corp.	400	23,320

Colleges & Universities 0.06%		11,880

Career Education Corp. *	800	11,880

Commercial Services 0.07%		12,876

Shaw Group, Inc. *	200	12,876

Computers & Business Equipment 3.89%		722,770

Cisco Systems, Inc. *	9,200	224,204

Dell, Inc. *	5,600	111,160

EMC Corp. *	5,700	88,578

Foundry Networks, Inc. *	600	7,122

Hewlett-Packard Company	1,000	47,770

See notes to financial statements

Annual report | Intrinsic Value Fund

13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Computers & Business Equipment (continued)

Ingram Micro, Inc. , Class A *	1,000	$15,270

International Business Machines Corp.	1,300	148,018

Juniper Networks, Inc. *	600	16,092

Lexmark International, Inc. *	500	16,515

Tech Data Corp. *	700	23,345

Western Digital Corp. *	800	24,696

Construction & Mining Equipment 0.07%		12,093

Rowan Companies, Inc.	300	12,093

Construction Materials 0.10%		18,020

Trane, Inc.	400	18,020

Cosmetics & Toiletries 0.94%		174,641

Colgate-Palmolive Company	300	22,827

Kimberly-Clark Corp.	400	26,072

Procter & Gamble Company	1,900	125,742

Crude Petroleum & Natural Gas 2.77%		515,272

Apache Corp.	1,000	114,710

Cimarex Energy Company	300	15,810

Devon Energy Corp.	500	51,360

Forest Oil Corp. *	200	9,866

Hess Corp.	400	37,272

Occidental Petroleum Corp.	3,200	247,584

Patterson-UTI Energy, Inc.	600	14,238

Sunoco, Inc.	400	24,432

Drugs & Health Care 0.26%		47,982

Wyeth	1,100	47,982

Educational Services 0.22%		41,118

Apollo Group, Inc. , Class A *	400	24,552

ITT Educational Services, Inc. *	300	16,566

Electrical Utilities 1.46%		271,731

American Electric Power Company, Inc.	800	32,736

Constellation Energy Group, Inc.	400	35,340

Edison International	800	39,520

Entergy Corp.	300	30,822

FPL Group, Inc.	500	30,145

Mirant Corp. *	300	11,100

PPL Corp.	200	9,076

Public Service Enterprise Group, Inc.	1,200	52,920

Quanta Services, Inc. *	400	9,552

Reliant Energy, Inc. *	900	20,520

Electronics 0.62%		115,612

Arrow Electronics, Inc. *	400	13,044

Avnet, Inc. *	600	20,226

L-3 Communications Holdings, Inc.	600	63,774

Synopsys, Inc. *	800	18,568

See notes to financial statements

Intrinsic Value Fund | Annual report

14

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Energy 0.09%		$16,508

NRG Energy, Inc. *	400	16,508

Financial Services 4.30%		799,169

Citigroup, Inc.	21,900	519,249

Countrywide Financial Corp. (a)	1,400	8,834

Federal Home Loan Mortgage Corp.	300	7,554

Federal National Mortgage Association	7,200	199,080

Janus Capital Group, Inc.	400	9,688

Leucadia National Corp.	300	13,578

T. Rowe Price Group, Inc. (c)	200	10,106

Washington Mutual, Inc.	2,100	31,080

Food & Beverages 3.55%		659,767

Coca-Cola Enterprises, Inc.	400	9,772

Kraft Foods, Inc. , Class A	1,222	38,090

PepsiAmericas, Inc.	500	12,650

PepsiCo, Inc.	2,700	187,812

Pilgrim’s Pride Corp. (a)	300	7,038

The Coca-Cola Company	6,400	374,144

Tyson Foods, Inc. , Class A	2,100	30,261

Forest Products 0.16%		30,600

Weyerhaeuser Company	500	30,600

Healthcare Products 3.27%		608,596

Johnson & Johnson	5,400	334,584

Medtronic, Inc.	1,100	54,296

Patterson Companies, Inc. *	600	21,120

Stryker Corp.	1,200	78,132

Zimmer Holdings, Inc. *	1,600	120,464

Healthcare Services 5.55%		1,032,455

Cardinal Health, Inc.	1,400	82,796

Coventry Health Care, Inc. *	900	46,683

Express Scripts, Inc. *	1,100	65,010

McKesson Corp.	3,000	176,280

Medco Health Solutions, Inc. *	2,000	88,620

Quest Diagnostics, Inc.	600	28,602

UnitedHealth Group, Inc.	9,000	418,320

WellPoint, Inc. *	1,800	126,144

Holdings Companies/Conglomerates 1.71%		318,144

General Electric Company	9,600	318,144

Homebuilders 0.45%		84,043

Centex Corp.	600	13,314

D. R. Horton, Inc.	1,500	21,045

KB Home (a)	300	7,179

Lennar Corp. , Class A (a)	700	13,027

M. D. C. Holdings, Inc.	400	16,752

Toll Brothers, Inc. *	600	12,726

See notes to financial statements

Annual report | Intrinsic Value Fund

15

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Hotels & Restaurants 0.58%		$108,220

McDonald’s Corp.	2,000	108,220

Household Products 0.10%		18,566

Energizer Holdings, Inc. *	200	18,566

Industrial Machinery 1.51%		280,648

AGCO Corp. *	200	12,972

Cummins, Inc.	400	20,152

Deere & Company	1,600	136,336

Ingersoll-Rand Company, Ltd. , Class A	600	25,116

ITT Corp.	300	16,872

Kennametal, Inc.	400	12,148

Pall Corp.	300	11,811

Parker-Hannifin Corp.	700	45,241

Insurance 7.87%		1,464,450

ACE, Ltd.	1,100	61,864

Aetna, Inc.	1,500	74,400

AFLAC, Inc.	1,300	81,133

Allstate Corp.	5,100	243,423

Ambac Financial Group, Inc. (a)	800	8,912

American International Group, Inc.	6,200	290,532

Aon Corp.	800	33,288

Chubb Corp.	1,200	61,080

CIGNA Corp.	800	35,664

Commerce Group, Inc.	400	14,496

Everest Re Group, Ltd.	100	9,688

First American Corp.	700	24,381

Hartford Financial Services Group, Inc.	500	34,950

HCC Insurance Holdings, Inc.	400	9,624

MBIA, Inc. (a)	800	10,376

MGIC Investment Corp. (a)	800	11,848

Nationwide Financial Services, Inc. , Class A	400	16,500

Old Republic International Corp.	1,600	21,952

Progressive Corp. *	2,600	47,658

Protective Life Corp.	400	15,436

Prudential Financial, Inc.	900	65,673

SAFECO Corp.	500	23,130

The Travelers Companies, Inc.	3,300	153,153

Torchmark Corp.	700	42,182

Transatlantic Holdings, Inc.	200	13,480

UnumProvident Corp.	2,100	48,111

W. R. Berkley Corp.	400	11,516

See notes to financial statements

Intrinsic Value Fund | Annual report

16

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

International Oil 17.68%		$3,288,176

Anadarko Petroleum Corp.	1,100	70,114

Chevron Corp.	12,200	1,057,252

ConocoPhillips	7,700	636,867

Exxon Mobil Corp.	16,900	1,470,469

Murphy Oil Corp.	200	16,076

Noble Corp.	200	9,830

Weatherford International, Ltd. *	400	27,568

Internet Content 0.25%		47,118

Google, Inc. , Class A *	100	47,118

Internet Retail 0.44%		82,637

eBay, Inc. *	2,700	71,172

Expedia, Inc. *	500	11,465

Internet Software 0.22%		41,301

McAfee, Inc. *	300	9,981

VeriSign, Inc. *	900	31,320

Leisure Time 0.03%		4,887

Brunswick Corp.	300	4,887

Life Sciences 0.05%		9,928

PerkinElmer, Inc.	400	9,928

Liquor 0.13%		23,545

Anheuser-Busch Companies, Inc.	500	23,545

Manufacturing 1.87%		348,626

3M Company	1,600	125,440

Danaher Corp.	700	51,905

Eaton Corp.	200	16,126

Harley-Davidson, Inc.	800	29,728

Honeywell International, Inc.	1,000	57,540

Illinois Tool Works, Inc.	200	9,814

Pentair, Inc.	300	9,786

SPX Corp.	100	10,230

Tyco International, Ltd.	950	38,057

Metal & Metal Products 0.09%		16,638

Reliance Steel & Aluminum Company	300	16,638

Office Furnishings & Supplies 0.04%		7,959

Office Depot, Inc. *	700	7,959

Paper 0.06%		11,491

Smurfit-Stone Container Corp. *	1,100	8,745

Temple-Inland, Inc.	200	2,746

Petroleum Services 1.10%		203,766

Helmerich & Payne, Inc.	300	13,449

Tidewater, Inc.	200	11,230

Valero Energy Corp.	3,100	179,087

See notes to financial statements

Annual report | Intrinsic Value Fund

17

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Pharmaceuticals 6.73%		$1,252,532

Abbott Laboratories	1,400	74,970

AmerisourceBergen Corp.	1,700	70,924

Bristol-Myers Squibb Company	900	20,349

Eli Lilly & Company	1,200	60,024

Forest Laboratories, Inc. *	1,300	51,701

Gilead Sciences, Inc. *	600	28,392

King Pharmaceuticals, Inc. *	1,400	14,840

Merck & Company, Inc.	8,400	372,120

Pfizer, Inc.	24,600	548,088

Watson Pharmaceuticals, Inc. *	400	11,124

Publishing 0.43%		79,687

Gannett Company, Inc.	2,100	63,315

McGraw-Hill Companies, Inc.	400	16,372

Railroads & Equipment 0.27%		49,904

Union Pacific Corp.	400	49,904

Real Estate 0.15%		27,810

Annaly Capital Management, Inc. , REIT	1,000	20,690

Thornburg Mortgage, Inc. , REIT	800	7,120

Retail Grocery 0.34%		62,825

SUPERVALU, Inc.	1,100	28,875

The Kroger Company	1,400	33,950

Retail Trade 9.84%		1,830,925

Abercrombie & Fitch Company, Class A	400	31,012

Advance Auto Parts, Inc.	300	10,062

American Eagle Outfitters, Inc.	600	12,822

Bed Bath & Beyond, Inc. *	1,100	31,174

Best Buy Company, Inc.	200	8,602

BJ’s Wholesale Club, Inc. *	600	18,936

Costco Wholesale Corp.	200	12,384

CVS Caremark Corp.	900	36,342

Dollar Tree Stores, Inc. *	1,300	34,879

Family Dollar Stores, Inc.	700	13,405

Home Depot, Inc.	16,800	446,040

Kohl’s Corp. *	1,100	48,884

Lowe’s Companies, Inc.	10,600	254,082

Staples, Inc.	2,100	46,725

Target Corp.	2,300	121,003

Tiffany & Company	400	15,056

Walgreen Company	1,500	54,765

Wal-Mart Stores, Inc.	12,800	634,752

Semiconductors 0.42%		78,718

Cypress Semiconductor Corp. *	400	8,696

Intel Corp.	1,600	31,920

See notes to financial statements

Intrinsic Value Fund | Annual report

18

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Semiconductors (continued)

Intersil Corp. , Class A	400	$9,308

KLA-Tencor Corp.	400	16,804

Teradyne, Inc. *	1,000	11,990

Software 2.57%		478,487

CA, Inc.	800	18,304

Compuware Corp. *	1,700	13,532

Intuit, Inc. *	400	10,624

Microsoft Corp.	12,100	329,362

Novell, Inc. *	1,700	12,665

Oracle Corp. *	5,000	94,000

Telecommunications Equipment & Services 2.33%		432,684

ADC Telecommunications, Inc. *	700	9,569

QUALCOMM, Inc.	3,900	165,243

Verizon Communications, Inc.	7,100	257,872

Telephone 0.62%		115,312

AT&T, Inc.	3,127	108,913

Sprint Nextel Corp.	900	6,399

Tobacco 1.38%		255,990

Altria Group, Inc.	3,500	255,990

Toys, Amusements & Sporting Goods 0.23%		42,513

Hasbro, Inc.	900	23,193

Mattel, Inc.	1,000	19,320

Transportation 0.07%		12,544

Overseas Shipholding Group, Inc.	200	12,544

Trucking & Freight 0.37%		68,852

FedEx Corp.	400	35,252

United Parcel Service, Inc. , Class B	400	28,096

YRC Worldwide, Inc. *	400	5,504

See notes to financial statements

Annual report | Intrinsic Value Fund

19

F I N A N C I A L   S T A T E M E N T S

	Principal
Issuer, description, maturity date	amount	Value

Short-term investments 0.36%		$66,544

(Cost $66,544)

John Hancock Cash Investment Trust, 3.5681% (c)(f)	$66,544	$66,544

Repurchase agreements 3.30%		$614,000

(Cost $614,000)

Repurchase Agreement with State Street Corp. dated 2-29-08 at
2.35% to be repurchased at $614,120 on 3-3-08,
collateralized by $635,000 Federal National Mortgage
Association, 5.57%, due 7-14-28 (valued at $627,856,
including interest)	$614,000	$614,000

Total investments (cost $20,394,305)† 100.17%		$18,634,382

Liabilities in excess of other assets (0.17%)		(31,753)

Total net assets 100.00%		$18,602,629

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

* Non-income producing.

(a) All or a portion of this security was out on loan.

(c) Investment is an affiliate of the Trust’s adviser or subadviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

† At February 29, 2008, the aggregate cost of investment securities for federal income tax purposes was $20,445,250. Net unrealized depreciation aggregated $1,810,868, of which $821,067 related to appreciated investment securities and $2,631,935 related to depreciated investment securities.

See notes to financial statements

Intrinsic Value Fund | Annual report

20

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $19,713,761) including
$65,239 of securities loaned (Note 2)	$17,953,838
Repurchase agreement, at value (cost $614,000) (Note 2)	614,000
Investments in affiliated issuers, at value (cost $66,544) (Note 2)	66,544

Total investments, at value (cost $20,394,305)	18,634,382
Cash	795
Cash collateral at broker for futures contracts	45,360
Receivable for fund shares sold	14,248
Dividends and interest receivable (net of tax)	41,399
Receivable due from adviser	3,880
Other assets	96

Total assets	18,740,160

Liabilities

Payable for fund shares repurchased	8,899
Payable upon return of securities loaned (Note 2)	66,544
Payable for futures variation margin	10,350
Payable to affiliates
Fund administration fees	193
Transfer agent fees	2,816
Distribution and service fees	195
Trustees’ fees	73
Other payables and accrued expenses	48,461

Total liabilities	137,531

Net assets

Capital paid-in	$20,812,480
Undistributed net investment income	26,236
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(464,411)
Net unrealized appreciation (depreciation) on investments and futures contracts	(1,771,676)

Net assets	$18,602,629

See notes to financial statements

Annual report | Intrinsic Value Fund

21

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$17,554,568
Shares outstanding	964,495
Net asset value and redemption price per share	$18.20

Class B1
Net assets	$289,866
Shares outstanding	15,942
Net asset value and offering price per share	$18.18

Class C1
Net assets	$413,575
Shares outstanding	22,744
Net asset value and offering price per share	$18.18

Class I
Net assets	$134,704
Shares outstanding	7,396
Net asset value, offering price and redemption price per share	$18.21

Class R1
Net assets	$108,385
Shares outstanding	5,968
Net asset value, offering price and redemption price per share	$18.16

Class 1
Net assets	$101,531
Shares outstanding	5,575
Net asset value, offering price and redemption price per share	$18.21

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$19.16

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Intrinsic Value Fund | Annual report

22

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 2-29-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$470,439
Interest	32,387
Securities lending	849
Income from affiliated issuers	205

Total investment income	503,880

Expenses

Investment management fees (Note 3)	163,557
Distribution and service fees (Note 3)	68,124
Transfer agent fees (Note 3)	18,272
Fund administration fees (Note 3)	9,581
Blue sky fees (Note 3)	76,510
Audit and legal fees	66,930
Printing and postage fees (Note 3)	7,298
Custodian fees	27,821
Trustees’ fees (Note 3)	1,535
Registration and filing fees	24,473
Miscellaneous	295

Total expenses	464,396
Less expense reductions (Note 3)	(176,615)

Net expenses	287,781

Net investment income	216,099

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	628,405
Futures contracts	(11,356)
617,049
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(3,482,374)
Futures contracts	(8,396)
(3,490,770)

Net realized and unrealized gain (loss)	(2,873,721)

Increase (decrease) in net assets from operations	($2,657,622)

See notes to financial statements

Annual report | Intrinsic Value Fund

23

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-07[1]	2-29-08

Increase (decrease) in net assets

From operations
Net investment income	$143,510	$216,099
Net realized gain (loss)	526,061	617,049
Change in net unrealized appreciation (depreciation)	1,719,094	(3,490,770)

Increase (decrease) in net assets resulting from operations	2,388,665	(2,657,622)

Distributions to shareholders
From net investment income
Class A	(108,035)	(224,181)
Class B	(1,017)	(1,449)
Class C	(762)	(2,335)
Class I	(985)	(2,359)
Class R1	(620)	(1,273)
Class 1	(914)	(1,843)
From net realized gain
Class A	(179,361)	(1,330,407)
Class B	(3,802)	(23,393)
Class C	(2,850)	(37,862)
Class I	(1,241)	(10,289)
Class R1	(1,118)	(8,307)
Class 1	(1,118)	(7,782)

Total distributions	(301,823)	(1,651,480)

From Fund share transactions (Note 6)	18,224,388	2,600,501

Total increase (decrease)	20,311,230	(1,708,601)

Net assets

Beginning of year	—	20,311,230

End of year	$20,311,230	$18,602,629

Undistributed net investment income	$43,586	$26,236

1 Period from 6-12-06 (commencement of operations) to 2-28-07.

See notes to financial statements

Intrinsic Value Fund | Annual report

24

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07 [1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$22.68
Net investment income (loss)[2]	0.18	0.24
Net realized and unrealized gain
(loss) on investments	2.85	(2.93)
Total from investment operations	3.03	(2.69)
Less distributions
From net investment income	(0.13)	(0.26)
From net realized gain	(0.22)	(1.53)
	(0.35)	(1.79)
Net asset value, end of period	$22.68	$18.20
Total return[3,4] (%)	15.19 [5]	(12.52)

Ratios and supplemental data

Net assets, end of period (in millions)	$19	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.94 [6]	1.89
Expenses net of fee waivers, if any	1.34 [6]	1.35
Expenses net of all fee waivers and credits	1.34 [6]	1.35
Net investment income (loss)	1.13 [6]	1.05
Portfolio turnover (%)	32 [5]	72

1 Class A shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Annualized.

See notes to financial statements

Annual report | Intrinsic Value Fund

25

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07 [1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$22.64
Net investment income (loss)[2]	0.07	0.08
Net realized and unrealized gain
(loss) on investments	2.85	(2.92)
Total from investment operations	2.92	(2.84)
Less distributions
From net investment income	(0.06)	(0.09)
From net realized gain	(0.22)	(1.53)
	(0.28)	(1.62)
Net asset value, end of period	$22.64	$18.18
Total return[3,4] (%)	14.61 [5]	(13.13)

Ratios and supplemental data

Net assets, end of period (in millions)	— [6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	9.00 [7]	6.13
Expenses net of fee waivers, if any	2.04 [7]	2.06
Expenses net of all fee waivers and credits	2.04 [7]	2.05
Net investment income (loss)	0.42 [7]	0.35
Portfolio turnover (%)	32 [5]	72

1 Class B shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Intrinsic Value Fund | Annual report

26

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07 [1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$22.64
Net investment income (loss)[2]	0.06	0.08
Net realized and unrealized gain
(loss) on investments	2.86	(2.92)
Total from investment operations	2.92	(2.84)
Less distributions
From net investment income	(0.06)	(0.09)
From net realized gain	(0.22)	(1.53)
	(0.28)	(1.62)
Net asset value, end of period	$22.64	$18.18
Total return[3,4] (%)	14.61 [5]	(13.13)

Ratios and supplemental data

Net assets, end of period (in millions)	— [6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	10.08 [7]	6.21
Expenses net of fee waivers, if any	2.04 [7]	2.06
Expenses net of all fee waivers and credits	2.04 [7]	2.05
Net investment income (loss)	0.37 [7]	0.36
Portfolio turnover (%)	32 [5]	72

1 Class C shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Annual report | Intrinsic Value Fund

27

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07 [1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$22.70
Net investment income (loss)[2]	0.24	0.32
Net realized and unrealized gain
(loss) on investments	2.86	(2.93)
Total from investment operations	3.10	(2.61)
Less distributions
From net investment income	(0.18)	(0.35)
From net realized gain	(0.22)	(1.53)
	(0.40)	(1.88)
Net asset value, end of period	$22.70	$18.21
Total return[3,4] (%)	15.50 [5]	(12.18)

Ratios and supplemental data

Net assets, end of period (in millions)	— [6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	17.60 [7]	13.79
Expenses net of fee waivers, if any	0.95 [7]	0.95
Expenses net of all fee waivers and credits	0.95 [7]	0.95
Net investment income (loss)	1.53 [7]	1.45
Portfolio turnover (%)	32 [5]	72

1 Class I shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Intrinsic Value Fund | Annual report

28

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07 [1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$22.63
Net investment income (loss)[2]	0.12	0.21
Net realized and unrealized gain
(loss) on investments	2.85	(2.92)
Total from investment operations	2.97	(2.71)
Less distributions
From net investment income	(0.12)	(0.23)
From net realized gain	(0.22)	(1.53)
	(0.34)	(1.76)
Net asset value, end of period	$22.63	$18.16
Total return[3,4] (%)	14.88 [5]	(12.60)

Ratios and supplemental data

Net assets, end of period (in millions)	— [6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	20.85 [7]	15.27
Expenses net of fee waivers, if any	1.69 [7]	1.45
Expenses net of all fee waivers and credits	1.69 [7]	1.45
Net investment income (loss)	0.78 [7]	0.95
Portfolio turnover (%)	32 [5]	72

1 Class R1 shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Annual report | Intrinsic Value Fund

29

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07 [1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$22.70
Net investment income (loss)[2]	0.25	0.34
Net realized and unrealized gain
(loss) on investments	2.85	(2.94)
Total from investment operations	3.10	(2.60)
Less distributions
From net investment income	(0.18)	(0.36)
From net realized gain	(0.22)	(1.53)
	(0.40)	(1.89)
Net asset value, end of period	$22.70	$18.21
Total return[3,4] (%)	15.53 [5]	(12.13)

Ratios and supplemental data

Net assets, end of period (in millions)	— [6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.44 [7]	1.47
Expenses net of fee waivers, if any	0.90 [7]	0.90
Expenses net of all fee waivers and credits	0.90 [7]	0.90
Net investment income (loss)	1.58 [7]	1.50
Portfolio turnover (%)	32 [5]	72

1 Class 1 shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized

See notes to financial statements

Intrinsic Value Fund | Annual report

30

Notes to financial statements

1. Organization

John Hancock Intrinsic Value Fund (the Fund) is a non-diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1 and Class 1 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other affiliates of John Hancock USA owned 802,790, 5,571, 5,529 and 5,575 shares of beneficial interest of Class A, Class I, Class R1 and Class 1, respectively, on February 29, 2008.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT),

Annual report | Intrinsic Value Fund

31

an affiliate of the John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the NYSE, the Funds will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee when applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

New accounting pronouncements

In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after

Intrinsic Value Fund | Annual report

32

November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss for certain securities valued by significant unobservable market inputs.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities , an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Annual report | Intrinsic Value Fund

33

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Allocations of income and expenses

All income, expenses (except class-specific expenses), and realized and unrealized gain/ loss are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expenses not directly attributable to the Fund or share classes are allocated based on the relative share of net assets of the Fund or share class at the time the expense was incurred. Class-specific expenses, as detailed in Note 3, are accrued daily and charged directly to the respective share classes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintain collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending its securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley), which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of fund securities of the Fund. The risk of having one primary borrower of securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Prior to May 8, 2007, cash collateral was invested in the State Street Navigator Securities Lending Portfolio. At February 29, 2008, the Fund loaned securities having a market value of $65,239 collateralized by securities in the amount of $66,544.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments, such as U.S. Treasury Bonds or Notes, or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability

Intrinsic Value Fund | Annual report

34

of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts on February 29, 2008:

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	AMOUNT	(DEPRECIATION)

S&P Mini 500 Index Futures	6	Long	Mar 2008	$399,390	($11,753)

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $425,219 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on March 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes , an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $270,360 and long-term capital gain $31,463. During the year ended February 29, 2008, the tax character of distributions paid was as follows: ordinary income $1,019,233 and long-term capital gain $632,247. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of February 29, 2008, the components of distributable earnings on a tax basis included $26,236 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to derivative transactions.

3. Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.78% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.76% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.75% of the Fund’s next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.74% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include

Annual report | Intrinsic Value Fund

35

the net assets of the Fund and Intrinsic Value Trust, a series of John Hancock Trust and Intrinsic Value Fund, a series of John Hancock Funds II. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended February 29, 2008, were equivalent to an annual effective rate of 0.78% of the Fund’s average daily net assets.

Expense reimbursements

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.08% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

In addition, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.35% for Class A shares, 2.05% for Class B, 2.05% for Class C, 0.95% for Class I, 1.45% for Class R1 and 0.90% for Class 1. Accordingly, the expense reductions or reimbursements related to this agreement were $107,537, $16,704, $16,870, $18,453, $16,037 and $664 for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively for the year ended February 29, 2008. The expense reimbursements and limits will continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Fund administration fees

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the year ended February 29, 2008, were $9,581 with an annual effective rate of 0.05% of the Fund’s average daily net assets.

Distribution and shareholder servicing fees

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 average daily net asset value for certain other services. There were no Service Plan fees incurred for the year ended February 29, 2008.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the year ended

Intrinsic Value Fund | Annual report

36

February 29, 2008, the Fund was informed that the Distributor received net up-front sales charges of $22,389 with regard to sales of Class A shares. Of this amount, $3,598 was retained and used for printing prospectuses, advertising, sales literature and other purposes; $18,738 was paid as sales commissions to unrelated broker-dealers; and $53 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended February 29, 2008, CDSCs received by Distributor amounted to $216 for Class B shares and $664 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class R1 shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the year ended February 29, 2008.

In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the year ended February 29, 2008, the transfer agent fees reductions for Class R1 were $179.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended February 29, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $171 for transfer agent credits earned.

Annual report | Intrinsic Value Fund

37

Class level expenses for the year ended February 29, 2008, were as follows:

	Distribution and	Transfer		Printing and
Share class	service fees	agent fees	Blue sky fees	postage fees

Class A	$59,322	$16,276	$14,643	$6,887
Class B	4,098	844	14,450	—
Class C	4,059	837	14,312	321
Class I	—	75	17,658	60
Class R1	587	240	15,447	3
Class 1	58	—	—	27
Total	$68,124	$18,272	$76,510	$7,298

4. Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

5. Line of credit

The Fund has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. Effective October 15, 2007, the commitment fee was changed from 0.07% to 0.05%. For the year ended February 29, 2008, there were no borrowings under the line of credit.

Intrinsic Value Fund | Annual report

38

6. Fund share transactions

Share activities for the Fund for the years ended February 28, 2007, and February 29, 2008, were as follows:

		Year ended 2-28-07[1]	Year ended 2-29-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	838,725	$17,032,947	133,987	$2,940,726
Distributions reinvested	12,374	281,144	76,470	1,516,395
Repurchased	(4,497)	(101,945)	(92,564)	(2,053,477)
Net increase (decrease)	846,602	$17,212,146	117,893	$2,403,644

Class B shares

Sold	25,686	$554,475	5,662	$132,547
Distributions reinvested	201	4,563	1,131	22,436
Repurchased	(5,219)	(119,072)	(11,519)	(264,243)
Net increase (decrease)	20,668	$439,966	(4,726)	($109,260)

Class C shares

Sold	23,486	$503,103	16,074	$359,010
Distributions reinvested	135	3,064	1,822	36,151
Repurchased	(10,948)	(251,638)	(7,825)	(155,541)
Net increase (decrease)	12,673	$254,529	10,071	$239,620

Class I shares

Sold	5,547	$111,000	1,135	$26,925
Distributions reinvested	98	2,226	638	12,648
Repurchased	—	—	(22)	(500)
Net increase (decrease)	5,645	$113,226	1,751	$39,073

Class R1 shares

Sold	5,033	$100,750	407	$8,923
Distributions reinvested	76	1,738	484	9,580
Repurchased	—	—	(32)	(704)
Net increase (decrease)	5,109	$102,488	859	$17,799

Class 1 shares

Sold	5,000	$100,000	—	—
Distributions reinvested	90	2,033	485	9,625
Net increase (decrease)	5,090	$102,033	485	$9,625

Net increase (decrease)	895,787	$18,224,388	126,333	$2,600,501

1Period from 6-12-06 (commencement of operations) to 2-28-07.

7. Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended February 29, 2008, aggregated $15,745,342 and $14,402,123, respectively.

Annual report | Intrinsic Value Fund

39

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Intrinsic Value Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Intrinsic Value Fund (the Fund) at February 29, 2008, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 18, 2008

Intrinsic Value Fund | Annual report

40

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 29, 2008.

The Fund has designated distributions to shareholders of $632,247 as a long-term capital gain dividend. With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 29, 2008, 69.12% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Annual report | Intrinsic Value Fund

41

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	Funds overseen
directorships during past 5 years	since [1]	by Trustee

James F. Carlin, Born: 1940	2006	55

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003) .

William H. Cunningham, Born: 1944	2006	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle
Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance)
(since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New
Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000),
Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas
Commerce Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes
Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003) .

Charles L. Ladner,[2] Born: 1938	2006	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L. P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005) .

John A. Moore, [2] Born: 1939	2006	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007) .

Intrinsic Value Fund | Annual report

42

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	Funds overseen
directorships during past 5 years	since [1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2006	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003) .

Steven R. Pruchansky, Born: 1944	2006	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991) .

Non-Independent Trustees 3

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	Funds overseen
directorships during past 5 years	since [1]	by Trustee

James R. Boyle, Born: 1959	2006	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U. S. A. ) (until 2004) .

Annual report | Intrinsic Value Fund

43

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U. S. ), LLC (MFC Global (U. S. )) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S. ) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005) .

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U. S. A. ) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006) .

Francis V. Knox, Jr. , Born: 1947	2006

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U. S. ) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001) .

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002) .

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S. A. ) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U. S. A. ) (1998–2000) .

Intrinsic Value Fund | Annual report

44

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2006

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U. S. ) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004) .

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Intrinsic Value Fund

45

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www. jhfunds. com/proxy	www. sec. gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, LLC	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	One Lincoln Street
Boston, MA 02210-2805		Boston, MA 02111-2950
Transfer agent
Subadviser	John Hancock Signature	Independent registered
Grantham, Mayo, Van	Services, Inc.	public accounting firm
Otterloo & Co. LLC	P. O. Box 9510	PricewaterhouseCoopers LLP
40 Rowes Wharf	Portsmouth, NH 03802-9510	125 High Street
Boston, MA 02110		Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www. jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P. O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Intrinsic Value Fund | Annual report

46

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www. jhfunds.com

Now available: electronic delivery

www. jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Intrinsic Value Fund.	5100A	2/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		4/08

John Hancock
MUTUAL FUNDS

John Hancock
Value Opportunities Fund

Annual Report
2.29.08

Discussion of Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

U.S. stocks went on a wild ride during the 12-month period highlighted both by record highs for broad market indexes and conditions deemed poor enough to warrant numerous interventions by the Federal Reserve. For the period in full the S&P 500 Index finished down 3.60%, a modest move which belied its frequent violent gyrations. Growth stocks outpaced value stocks during the period. Financials and consumer discretionary were the worst-performing sectors in the Russell 2500 Value Index, while energy stocks performed the best.

“U.S. stocks went on a wild ride
during the 12-month review
period…”

For the 12 months ended February, 29, 2008, John Hancock Value Opportunities Fund’s Class A, Class B, Class C, Class I, Class R1 and Class 1 shares returned –19.45%, –20.08%, –20.03%, –19.16%, –19.57% and –19.12%, respectively, at net asset value while the Russell 2500 Value Index returned –15.50% . Sector selection detracted from relative returns, while stock selection added. Sector weightings adding to relative returns included an overweight in consumer staples, while sector weightings detracting from relative returns included an overweight in consumer discretionary. Stock selections in consumer discretionary added to relative returns, while picks in industrials detracted. Individual names adding to returns versus the benchmark included overweight positions in Commerce Group, Inc., Annaly Capital Management, Inc. and CDW Corp., while overweight positions detracting from relative returns included Liz Claiborne, Inc., PMI Group Inc., and First Horizon National Corp.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Value Opportunities Fund | Annual report

6

A look at performance

For the periods ended February 29, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	6-12-06	–23.49%	—	—	–8.06%	–23.49%	—	—	–13.48%

B	6-12-06	–23.87	—	—	–8.04	–23.87	—	—	–13.45

C	6-12-06	–20.79	—	—	–5.93	–20.79	—	—	–10.01

I [1]	6-12-06	–19.16	—	—	–4.91	–19.16	—	—	–8.31

R1 [1]	6-12-06	–19.57	—	—	–5.49	–19.57	—	—	–9.27

1 [1]	6-12-06	–19.12	—	—	–4.87	–19.12	—	—	–8.24

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1 and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 06-30-08. The net expenses are as follows: Class A — 1.41%, Class B — 2.11%, Class C — 2.11%, Class I — 1.02%, Class R1 — 1.76%, Class 1 — 0.97% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.16%, Class B — 11.34%, Class C — 5.12%, Class I — 12.66%, Class R1 — 21.72%, Class 1 — 1.70% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Annual report | Value Opportunities Fund

7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Value Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2500 Value Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$8,994	$8,655	$9,830

C [2]	6-12-06	8,999	8,999	9,830

I [3]	6-12-06	9,169	9,169	9,830

R1 [3]	6-12-06	9,073	9,073	9,830

1 [3]	6-12-06	9,176	9,176	9,830

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1 and Class 1 shares, respectively, as of February 29, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2500 Value Index is an unmanaged index containing those securities in the Russell 2500 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Value Opportunities Fund | Annual report

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period on 2-29-08[1]

Class A	$1,000.00	$853.17	$6.36

Class B	1,000.00	849.83	9.66

Class C	1,000.00	849.93	9.61

Class I	1,000.00	855.00	4.57

Class R1	1,000.00	853.68	5.62

Class 1	1,000.00	855.03	4.34

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Value Opportunities Fund

9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period on 2-29-08[1]

Class A	$1,000.00	$1,018.00	$6.92

Class B	1,000.00	1,014.42	10.52

Class C	1,000.00	1,014.47	10.47

Class I	1,000.00	1,019.94	4.97

Class R1	1,000.00	1,018.80	6.12

Class 1	1,000.00	1,020.19	4.72

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.38%, 2.10%, 2.09%, 0.99%, 1.22% and 0.94% for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half year/366 (to reflect the one-half year period).

Value Opportunities Fund | Annual report

10

Portfolio summary

Top 10 holdings [1]

Western Digital Corp.	1.4%	BorgWarner, Inc.	1.0%

Annaly Capital Management,. Inc., REIT	1.2%	Energizer Holdings, Inc.	1.0%

Commerce Group, Inc.	1.2%	First American Corp.	1.0%

AutoNation, Inc.	1.2%	Transatlantic Holdings, Inc.	0.9%

Reinsurance Group of America, Inc.	1.1%	Tech Data Corp.	0.9%

Sector distribution [1]

Financial	25%	Basic materials	5%

Consumer, cyclical	21%	Energy	4%

Consumer, non-cyclical	18%	Communications	3%

Industrial	12%	Utilities	1%

Technology	5%	Others	6%

1 As a percentage of net assets on February 29, 2008.

Annual report | Value Opportunities Fund

11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-29-08

This schedule is divided into three main categories: common stocks, short-term investments and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 97.64%		$17,759,402

(Cost $20,057,523)

Aerospace 0.86%		156,029

Alliant Techsystems, Inc. *	1,000	104,940

Curtiss-Wright Corp.	500	21,030

Ducommun, Inc. *	500	13,865

Esterline Technologies Corp. *	200	10,480

Woodward Governor Company	200	5,714

Agriculture 0.37%		66,420

Fresh Del Monte Produce, Inc. *	2,000	66,420

Air Freight 0.01%		1,701

ExpressJet Holdings, Inc. *	700	1,701

Air Travel 0.15%		26,544

SkyWest, Inc.	1,200	26,544

Apparel & Textiles 1.68%		304,637

Columbia Sportswear Company (a)	1,500	61,995

Jones Apparel Group, Inc.	4,000	56,440

K-Swiss, Inc. , Class A	1,200	17,412

Liz Claiborne, Inc.	7,100	126,238

Oxford Industries, Inc.	500	10,570

Timberland Company, Class A *	1,600	24,032

Wolverine World Wide, Inc.	300	7,950

Auto Parts 3.57%		650,192

Aftermarket Technology Corp. *	200	3,750

American Axle & Manufacturing Holdings, Inc.	1,500	29,520

ArvinMeritor, Inc.	4,600	51,934

Autoliv, Inc.	2,200	109,780

BorgWarner, Inc.	4,200	181,062

CSK Auto Corp. *	2,700	24,489

Lear Corp. *	2,200	60,676

O’Reilly Automotive, Inc. *	2,500	67,400

Pep Boys — Manny, Moe & Jack	1,500	17,160

Tenneco, Inc. *	900	22,725

TRW Automotive Holdings Corp. *	3,700	81,696

See notes to financial statements

Value Opportunities Fund | Annual report

12

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Auto Services 1.92%		$348,996

AutoNation, Inc. *	14,500	211,265

Avis Budget Group, Inc. *	4,500	51,435

Copart, Inc. *	1,800	74,988

Lithia Motors, Inc. , Class A	1,100	11,308

Automobiles 1.22%		222,420

Asbury Automotive Group, Inc.	3,500	49,070

Group 1 Automotive, Inc.	2,100	51,450

Penske Auto Group, Inc.	6,100	110,044

Rush Enterprises, Inc. , Class A *	800	11,856

Banking 8.58%		1,561,169

AMCORE Financial, Inc.	800	15,536

Anchor BanCorp Wisconsin, Inc.	1,700	32,181

Associated Banc-Corp.	4,700	117,124

Astoria Financial Corp.	1,600	41,872

BancorpSouth, Inc.	2,200	49,456

Bank of Hawaii Corp.	800	38,416

Cathay General Bancorp, Inc. (a)	1,200	26,304

Central Pacific Financial Corp.	600	11,094

Chemical Financial Corp. (a)	1,200	26,664

Citizens Banking Corp.	300	3,339

City National Corp.	2,300	117,875

Colonial Bancgroup, Inc.	800	9,664

Commerce Bancshares, Inc.	1,664	69,306

Community Bank Systems, Inc.	1,300	28,730

Dime Community Bancorp, Inc.	800	12,176

Downey Financial Corp. (a)	1,800	47,142

F. N. B. Corp. (a)	600	8,226

First BanCorp Puerto Rico (a)	3,200	28,928

First Horizon National Corp. (a)	3,600	58,464

FirstMerit Corp.	3,400	63,818

Flagstar Bancorp, Inc. (a)	2,400	17,184

Hanmi Financial Corp.	1,200	9,156

Imperial Capital Bancorp, Inc.	500	11,180

International Bancshares Corp.	2,540	55,067

New York Community Bancorp, Inc.	400	6,532

Old National Bancorp	1,500	23,280

Oriental Financial Group, Inc.	900	18,738

Pacific Capital Bancorp	2,100	43,995

Park National Corp.	300	18,150

Popular, Inc. (a)	10,500	115,920

S & T Bancorp, Inc.	400	11,340

SVB Financial Group *	700	31,710

TCF Financial Corp.	7,200	133,992

The South Financial Group, Inc.	600	8,658

See notes to financial statements

Annual report | Value Opportunities Fund

13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Banking (continued)

TrustCo Bank Corp. , NY (a)	1,100	$9,515

Trustmark Corp. (a)	2,400	47,424

United Bankshares, Inc.	800	21,016

Washington Federal, Inc.	2,000	45,400

Webster Financial Corp.	1,000	27,970

WestAmerica Bancorp (a)	1,100	52,063

Whitney Holding Corp.	400	9,604

Wilmington Trust Corp.	1,200	36,960

Biotechnology 1.32%		240,704

Bio-Rad Laboratories, Inc. , Class A *	200	18,888

Charles River Laboratories International, Inc. *	900	52,722

Immucor, Inc. *	400	11,920

Invitrogen Corp. *	1,400	118,286

Pharmanet Development Group, Inc. *	400	11,532

Techne Corp. *	400	27,356

Broadcasting 0.51%		92,496

Belo Corp. , Class A	2,700	31,779

Discovery Holding Company *	2,400	54,168

Westwood One, Inc.	3,700	6,549

Building Materials & Construction 0.29%		52,633

Dycom Industries, Inc. *	1,100	12,584

EMCOR Group, Inc. *	100	2,409

Lennox International, Inc.	1,000	37,640

Business Services 3.85%		701,041

ABM Industries, Inc.	1,600	31,776

Affiliated Computer Services, Inc. , Class A *	1,100	55,825

CDI Corp.	500	11,375

Convergys Corp. *	1,100	15,884

Deluxe Corp.	5,700	118,731

FactSet Research Systems, Inc.	900	47,376

FTI Consulting, Inc. *	100	6,350

Global Payments, Inc.	700	27,769

Insight Enterprises, Inc. *	2,500	43,825

Kelly Services, Inc. , Class A	2,800	53,788

Manpower, Inc.	700	39,690

MAXIMUS, Inc.	700	25,424

Pre-Paid Legal Services, Inc. *	400	19,060

R. H. Donnelley Corp. *	400	2,836

Resources Connection, Inc. *	900	14,490

ScanSource, Inc. *	600	20,382

SYNNEX Corp. *	1,600	33,296

Total Systems Services, Inc.	3,100	68,913

URS Corp. *	1,200	48,336

Watson Wyatt Worldwide, Inc. , Class A	300	15,915

See notes to financial statements

Value Opportunities Fund | Annual report

14

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Cellular Communications 0.31%		$56,280

Telephone & Data Systems, Inc.	1,200	56,280

Chemicals 3.56%		647,881

Albemarle Corp.	100	3,794

Cabot Corp.	500	13,700

Celanese Corp. , Series A	1,700	66,130

Cytec Industries, Inc.	400	22,912

Eastman Chemical Company	400	26,324

FMC Corp.	1,900	107,559

Lubrizol Corp.	2,700	157,410

Olin Corp.	2,000	38,440

PolyOne Corp. *	400	2,600

Rockwood Holdings, Inc. *	600	18,414

Sensient Technologies Corp.	1,900	51,186

Sigma-Aldrich Corp.	2,100	115,542

Stepan Company	700	23,870

Colleges & Universities 0.41%		74,610

Career Education Corp. *	3,900	57,915

Corinthian Colleges, Inc. *	2,100	16,695

Computers & Business Equipment 3.95%		718,533

CACI International, Inc. , Class A *	600	26,196

Diebold, Inc.	200	4,824

Foundry Networks, Inc. *	800	9,496

Ingram Micro, Inc. , Class A *	10,700	163,389

Lexmark International, Inc. *	2,400	79,272

Plexus Corp. *	500	12,385

Tech Data Corp. *	5,000	166,750

Western Digital Corp. *	8,300	256,221

Construction & Mining Equipment 0.12%		21,693

Kaman Corp. , Class A	400	9,600

Rowan Companies, Inc.	300	12,093

Construction Materials 0.38%		68,587

Applied Industrial Technologies, Inc.	100	2,764

Louisiana-Pacific Corp.	100	1,088

Simpson Manufacturing Company, Inc. (a)	2,000	47,920

Standex International Corp.	300	5,703

Universal Forest Products, Inc.	400	11,112

Containers & Glass 0.41%		74,292

Bemis Company, Inc.	700	17,374

Owens-Illinois, Inc. *	700	39,515

Sealed Air Corp.	100	2,421

Silgan Holdings, Inc.	200	9,348

Sonoco Products Company	200	5,634

See notes to financial statements

Annual report | Value Opportunities Fund

15

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Cosmetics & Toiletries 0.77%		$139,380

Alberto-Culver Company	2,400	64,320

Chattem, Inc. *	300	23,370

Elizabeth Arden, Inc. *	500	9,110

Estee Lauder Companies, Inc. , Class A	1,000	42,580

Crude Petroleum & Natural Gas 1.96%		356,742

Cimarex Energy Company	1,800	94,860

Forest Oil Corp. *	500	24,665

Patterson-UTI Energy, Inc.	4,600	109,158

Unit Corp. *	2,100	115,815

Whiting Petroleum Corp. *	200	12,244

Domestic Oil 1.04%		188,427

Berry Petroleum Company, Class A	700	28,777

Encore Acquisition Company *	300	11,040

Helix Energy Solutions Group, Inc. *	300	10,566

Holly Corp.	800	42,712

Oil States International, Inc. *	1,900	80,104

Stone Energy Corp. *	300	15,228

Drugs & Health Care 0.43%		78,174

Invacare Corp.	1,300	32,448

Molina Healthcare, Inc. * (a)	600	18,990

Perrigo Company	800	26,736

Educational Services 0.42%		76,312

ITT Educational Services, Inc. *	1,100	60,742

Strayer Education, Inc.	100	15,570

Electrical Equipment 0.47%		86,213

A. O. Smith Corp.	300	10,929

Anixter International, Inc. *	500	32,695

Hubbell, Inc. , Class B	700	31,759

Varian, Inc. *	200	10,830

Electrical Utilities 0.06%		10,486

Teco Energy, Inc.	700	10,486

Electronics 1.74%		316,348

Arrow Electronics, Inc. *	2,600	84,786

Avnet, Inc. *	2,900	97,759

Checkpoint Systems, Inc. *	900	21,780

Synopsys, Inc. *	100	2,321

Teleflex, Inc.	1,600	90,480

Zoran Corp. *	1,400	19,222

Energy 0.67%		122,157

Energen Corp.	1,200	72,000

Energy East Corp.	1,100	29,315

Headwaters, Inc. * (a)	1,700	20,842

See notes to financial statements

Value Opportunities Fund | Annual report

16

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Financial Services 1.20%		$218,398

AmeriCredit Corp. *	100	1,438

City Holding Company	300	11,172

Federal Agricultural Mortgage Corp. , Class C	600	14,424

Fulton Financial Corp.	3,800	44,194

Interactive Data Corp.	1,700	49,742

Nelnet, Inc. , Class A (a)	1,500	16,350

SEI Investments Company	2,800	70,028

Student Loan Corp.	100	11,050

Food & Beverages 3.73%		677,644

Chiquita Brands International, Inc. *	1,600	32,752

Corn Products International, Inc.	200	7,342

Dean Foods Company *	3,900	83,928

Del Monte Foods Company	1,400	12,572

Flowers Foods, Inc.	1,500	33,990

Hormel Foods Corp.	600	24,516

J. M. Smucker Company	1,500	76,785

PepsiAmericas, Inc.	2,700	68,310

Performance Food Group Company *	3,400	110,500

Pilgrim’s Pride Corp. (a)	1,200	28,152

Ralcorp Holdings, Inc. *	100	5,545

Sanderson Farms, Inc. (a)	1,200	41,832

Seaboard Corp.	13	20,670

Smithfield Foods, Inc. *	300	8,265

Tyson Foods, Inc. , Class A	8,500	122,485

Funeral Services 0.13%		23,022

Service Corporation International	1,800	19,440

Stewart Enterprises, Inc. , Class A	600	3,582

Furniture & Fixtures 0.84%		152,441

American Woodmark Corp. (a)	100	1,898

Ethan Allen Interiors, Inc. (a)	2,000	54,480

Furniture Brands International, Inc. (a)	2,700	35,100

La-Z-Boy, Inc.	100	843

Leggett & Platt, Inc.	3,600	60,120

Gas & Pipeline Utilities 0.20%		35,609

Equitable Resources, Inc.	200	12,324

ONEOK, Inc.	500	23,285

Healthcare Products 1.90%		344,856

CONMED Corp. *	1,400	37,744

IDEXX Laboratories, Inc. *	1,000	55,470

Kinetic Concepts, Inc. *	400	20,556

Owens & Minor, Inc.	2,200	94,534

Patterson Companies, Inc. *	2,200	77,440

Respironics, Inc. *	900	59,112

See notes to financial statements

Annual report | Value Opportunities Fund

17

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Healthcare Services 1.75%		$318,777

AMERIGROUP Corp. *	700	25,200

Apria Healthcare Group, Inc. *	3,900	84,669

Covance, Inc. *	400	33,764

Lincare Holdings, Inc. *	1,900	61,750

Omnicare, Inc.	1,000	20,980

Pediatrix Medical Group, Inc. *	1,400	92,414

Homebuilders 1.27%		230,874

D. R. Horton, Inc.	100	1,403

Lennar Corp. , Class A	100	1,861

M. D. C. Holdings, Inc.	2,700	113,076

Toll Brothers, Inc. *	5,400	114,534

Hotels & Restaurants 1.00%		182,293

Brinker International, Inc.	2,300	42,412

CBRL Group, Inc.	1,500	54,630

CEC Entertainment, Inc. *	1,500	40,245

Jack in the Box, Inc. *	1,000	26,270

O’Charley’s, Inc.	400	4,516

Ruby Tuesday, Inc.	2,000	14,220

Household Products 2.06%		375,259

Blyth, Inc.	3,800	75,354

Church & Dwight, Inc.	400	21,384

Energizer Holdings, Inc. *	1,900	176,377

Tupperware Brands Corp.	2,800	102,144

Industrial Machinery 1.23%		223,835

AGCO Corp. *	700	45,402

Albany International Corp. , Class A	300	10,299

Crane Company	1,400	57,722

EnPro Industries, Inc. *	400	11,812

Gardner Denver, Inc. *	300	11,073

Kennametal, Inc.	1,300	39,481

Middleby Corp. *	200	13,600

Pall Corp.	600	23,622

Tennant Company	300	10,824

Insurance 15.31%		2,784,144

Alfa Corp.	700	15,239

Alleghany Corp. *	100	36,100

American Financial Group, Inc.	3,700	95,719

American National Insurance Company	200	22,690

Arch Capital Group, Ltd. *	1,300	89,024

Aspen Insurance Holdings, Ltd.	400	11,576

Axis Capital Holdings, Ltd.	2,200	81,114

Brown & Brown, Inc.	2,000	35,660

Commerce Group, Inc.	6,000	217,440

Conseco, Inc. *	1,600	18,768

See notes to financial statements

Value Opportunities Fund | Annual report

18

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Insurance (continued)

Donegal Group, Inc.	400	$6,528

Endurance Specialty Holdings, Ltd.	900	35,370

Erie Indemnity Company, Class A	1,400	69,090

FBL Financial Group, Inc. , Class A	600	17,646

First American Corp.	5,000	174,150

Harleysville Group, Inc.	600	20,148

HCC Insurance Holdings, Inc.	4,600	110,676

Horace Mann Educators Corp.	3,300	57,354

Kansas City Life Insurance Company	200	8,266

Markel Corp. *	200	92,950

Max Re Capital, Ltd.	400	11,096

MBIA, Inc.	100	1,297

Mercury General Corp.	2,400	109,440

MGIC Investment Corp.	100	1,481

National Western Life Insurance Company, Class A	200	35,630

Nationwide Financial Services, Inc. , Class A	2,500	103,125

Navigators Group, Inc. *	200	10,946

Odyssey Re Holdings Corp.	800	28,944

Old Republic International Corp.	8,700	119,364

PartnerRe, Ltd.	800	61,512

Philadelphia Consolidated Holding Corp. *	4,400	149,248

Platinum Underwriters Holdings, Ltd.	300	10,350

PMI Group, Inc.	100	727

Presidential Life Corp.	500	8,380

Protective Life Corp.	2,100	81,039

Reinsurance Group of America, Inc.	3,600	196,956

RenaissanceRe Holdings, Ltd.	600	32,940

RLI Corp.	1,200	62,676

Safety Insurance Group, Inc.	1,300	48,217

Selective Insurance Group, Inc.	2,000	47,520

Stancorp Financial Group, Inc.	1,800	88,362

State Auto Financial Corp.	400	10,856

Stewart Information Services Corp.	2,100	62,517

Transatlantic Holdings, Inc.	2,500	168,500

United Fire & Casualty Company	700	24,045

Unitrin, Inc.	900	32,040

Universal American Financial Corp. *	600	10,308

Zenith National Insurance Corp.	1,500	51,120

Internet Content 0.06%		11,209

InfoSpace, Inc. *	1,100	11,209

Internet Service Provider 0.13%		23,859

Earthlink, Inc. *	3,300	23,859

See notes to financial statements

Annual report | Value Opportunities Fund

19

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Leisure Time 0.70%		$128,004

Brunswick Corp.	5,000	81,450

Callaway Golf Company	800	12,192

Polaris Industries, Inc. (a)	900	34,362

Life Sciences 0.77%		140,799

PerkinElmer, Inc.	2,000	49,640

Pharmaceutical Product Development, Inc.	700	31,549

Waters Corp. *	1,000	59,610

Liquor 0.42%		77,012

Constellation Brands, Inc. , Class A *	1,200	23,052

Molson Coors Brewing Company, Class B	1,000	53,960

Manufacturing 2.24%		407,994

AptarGroup, Inc.	1,700	63,716

Blout International, Inc. *	1,000	11,930

Ceradyne, Inc. *	1,100	34,221

Mine Safety Appliances Company	500	20,055

Pentair, Inc.	1,700	55,454

Snap-on, Inc.	500	24,960

SPX Corp.	1,600	163,680

Stanley Works	700	33,978

Medical-Hospitals 0.43%		77,555

Centene Corp. *	500	8,960

Health Management Associates, Inc. , Class A *	5,400	28,890

LifePoint Hospitals, Inc. *	1,200	30,072

VCA Antech, Inc. *	300	9,633

Metal & Metal Products 2.22%		403,990

Commercial Metals Company	1,200	36,552

Lawson Products, Inc.	300	7,620

Matthews International Corp. , Class A	600	26,916

Mueller Industries, Inc.	1,100	31,603

Quanex Corp.	2,400	123,480

Reliance Steel & Aluminum Company	2,500	138,650

Timken Company	1,300	39,169

Mobile Homes 0.34%		60,960

Thor Industries, Inc.	2,000	60,960

Newspapers 0.19%		34,409

AH Belo Corp. *	540	6,572

Lee Enterprises, Inc. (a)	2,700	27,837

Office Furnishings & Supplies 0.61%		110,812

Office Depot, Inc. *	2,800	31,836

United Stationers, Inc. *	1,600	78,976

Paper 0.21%		37,452

Rock-Tenn Company, Class A	200	5,366

Smurfit-Stone Container Corp. *	1,100	8,745

Temple-Inland, Inc.	1,700	23,341

See notes to financial statements

Value Opportunities Fund | Annual report

20

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Petroleum Services 1.01%		$184,551

Helmerich & Payne, Inc.	2,000	89,660

Tidewater, Inc.	1,300	72,995

World Fuel Services Corp.	700	21,896

Pharmaceuticals 1.40%		255,280

Endo Pharmaceutical Holdings, Inc. *	1,400	36,764

King Pharmaceuticals, Inc. *	14,700	155,820

Par Pharmaceutical Companies, Inc. *	400	7,076

Watson Pharmaceuticals, Inc. *	2,000	55,620

Publishing 0.63%		113,890

Scholastic Corp. *	100	3,487

The New York Times Company, Class A (a)	4,300	80,109

Valassis Communications, Inc. *	2,700	30,294

Real Estate 1.54%		280,509

Annaly Capital Management, Inc. , REIT	10,900	225,520

Anthracite Capital, Inc. , REIT (a)	2,500	15,975

Anworth Mortgage Asset Corp. , REIT	2,600	24,674

MFA Mortgage Investments, Inc. , REIT	1,500	14,340

Retail Grocery 0.99%		180,096

Ingles Markets, Inc.	1,900	45,619

Nash Finch Company	2,100	73,647

SUPERVALU, Inc.	1,700	44,625

Weis Markets, Inc.	500	16,205

Retail Trade 6.78%		1,234,104

Advance Auto Parts, Inc.	2,700	90,558

Aeropostale, Inc. *	900	24,174

American Eagle Outfitters, Inc.	2,900	61,973

Big Lots, Inc. *	700	11,795

BJ’s Wholesale Club, Inc. *	4,700	148,332

Borders Group, Inc.	1,200	11,112

Chico’s FAS, Inc. *	3,200	29,792

Dollar Tree Stores, Inc. *	5,600	150,248

Family Dollar Stores, Inc.	4,600	88,090

Foot Locker, Inc.	2,800	34,440

Fossil, Inc. *	1,100	35,398

Longs Drug Stores Corp.	800	38,424

NBTY, Inc. *	1,600	45,696

RadioShack Corp.	3,800	66,310

Regis Corp.	2,500	62,625

Rent-A-Center, Inc. *	3,600	61,740

Ross Stores, Inc.	2,500	69,625

Sonic Automotive, Inc.	2,800	49,784

The Men’s Wearhouse, Inc.	1,100	25,344

Tiffany & Company	400	15,056

Tuesday Morning Corp.	3,400	18,326

See notes to financial statements

Annual report | Value Opportunities Fund

21

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Retail Trade (continued)

Tween Brands, Inc. *	700	$20,720

United Rentals, Inc. *	700	14,070

Williams-Sonoma, Inc. (a)	1,100	25,696

Zale Corp. *	1,800	34,776

Semiconductors 0.72%		131,031

Cabot Microelectronics Corp. *	700	23,443

Intersil Corp. , Class A	3,200	74,464

Semtech Corp. *	2,600	33,124

Software 0.54%		98,049

Compuware Corp. *	4,400	35,024

Novell, Inc. *	3,100	23,095

Sybase, Inc. *	1,500	39,930

Steel 0.46%		84,488

Carpenter Technology Corp.	200	12,566

Schnitzer Steel Industries, Inc.	400	26,188

Worthington Industries, Inc.	2,600	45,734

Telecommunications Equipment & Services 0.92%		167,598

ADC Telecommunications, Inc. *	2,400	32,808

ADTRAN, Inc.	1,200	22,104

J2 Global Communications, Inc. *	900	19,368

Plantronics, Inc.	3,000	56,580

Telecommunications Equipment & Premiere Global Services, Inc. *	2,600	36,738

Telephone 0.60%		108,570

CenturyTel, Inc.	3,000	108,570

Tires & Rubber 0.24%		44,271

Cooper Tire & Rubber Company	2,300	41,561

Goodyear Tire & Rubber Company *	100	2,710

Tobacco 0.28%		51,219

Universal Corp.	900	51,219

Toys, Amusements & Sporting Goods 0.29%		52,630

Hasbro, Inc.	1,500	38,655

Jakks Pacific, Inc. *	500	13,975

Transportation 0.68%		124,072

Bristow Group, Inc. *	200	10,552

Golar LNG, Ltd. (a)	1,000	19,090

Overseas Shipholding Group, Inc.	1,300	81,536

Teekay Shipping Corp.	300	12,894

Trucking & Freight 0.59%		106,740

Arkansas Best Corp. (a)	1,600	42,736

Werner Enterprises, Inc.	1,200	21,348

YRC Worldwide, Inc. *	3,100	42,656

See notes to financial statements

Value Opportunities Fund | Annual report

22

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Short-term investments 5.42%		$986,503

(Cost $986,503)

John Hancock Cash Investment Trust, 3.5681% (c)(f)	986,503	986,503

	Principal
	amount

Repurchase agreements 2.35%		$427,790

(Cost $427,790)

Repurchase Agreement with State Street Corp. dated 2-29-08 at
2.35% to be repurchased at $427,874 on 3-3-08,
collateralized by $445,000 Federal National Mortgage
Association, 5.57%, due 7-14-08 (valued at $439,994,
including interest)	$427,790	427,790

Total investments (Cost $21,471,816) † 105.41%		$19,173,695

Liabilities in excess of other assets (5.41%)		($984,185)

Total net assets 100.00%		$18,189,510

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

* Non-income producing.

(a) All or a portion of this security was out on loan.

(c) Investment is an affiliate of the Trust’s adviser or subadviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

† At February 29, 2008, the aggregate cost of investment securities for federal income tax purposes was $21,495,776. Net unrealized depreciation aggregated $2,322,081, of which $886,964 related to appreciated investment securities and $3,209,045 related to depreciated investment securities.

See notes to financial statements

Annual report | Value Opportunities Fund

23

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $20,057,523) including
$967,160 of securities loaned (Note 2)	$17,759,402
Repurchase agreement, at value (cost $427,790) (Note 2)	427,790
Investments in affiliated issuers, at value (cost $986,503) (Note 2)	986,503

Total investments, at value (cost $21,471,816)	19,173,695
Cash collateral at broker for futures contracts	41,280
Receivable for fund shares sold	7,634
Dividends and interest receivable (net of tax)	21,245
Receivable for security lending income	819
Other assets	69

Total assets	19,244,742

Liabilities

Payable upon return of securities loaned (Note 2)	986,503
Payable for futures variation margin	6,255
Distributions payable	20
Payable to affiliates
Fund administration fees	228
Transfer agent fees	3,081
Distribution and service fees	173
Investment management fees	1,202
Trustees’ fees	79
Other payables and accrued expenses	57,691

Total liabilities	1,055,232

Net assets

Capital paid-in	$21,829,848
Undistributed net investment income	7,711
Accumulated undistributed net realized gain (loss)
on investments and futures contracts	(1,343,353)
Net unrealized appreciation (depreciation) on investments and futures contracts	(2,304,696)

Net assets	$18,189,510

See notes to financial statements

Value Opportunities Fund | Annual report

24

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities continued

Net asset value per share

The Fund has an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$16,079,031
Shares outstanding	945,981
Net asset value and redemption price per share	$17.00

Class B [1]
Net assets	$300,831
Shares outstanding	17,756
Net asset value and offering price per share	$16.94

Class C [1]
Net assets	$1,019,170
Shares outstanding	60,137
Net asset value and offering price per share	$16.95

Class I
Net assets	$99,946
Shares outstanding	5,873
Net asset value, offering price and redemption price per share	$17.02

Class R1
Net assets	$109,547
Shares outstanding	6,460
Net asset value, offering price and redemption price per share	$16.96

Class 1
Net assets	$580,985
Shares outstanding	34,140
Net asset value, offering price and redemption price per share	$17.02

Maximum public offering price per share

Class A (net asset value per share + 95%) [2]	$17.89

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Value Opportunities Fund

25

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 2-29-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$368,621
Interest	36,084
Securities lending	18,372
Income from affiliated issuers	5,051
Less foreign taxes withheld	(288)

Total investment income	427,840

Expenses

Investment management fees (Note 3)	175,481
Distribution and service fees (Note 3)	76,754
Transfer agent fees (Note 3)	19,927
Fund administration fees (Note 3)	10,054
Blue sky fees (Note 3)	80,141
Audit and legal fees	67,086
Printing and postage fees (Note 3)	6,768
Custodian fees	56,683
Trustees’ fees (Note 4)	1,579
Registration and filing fees	27,323
Miscellaneous	310

Total expenses	522,106
Less: expense reductions (Note 3)	(207,891)

Net expenses	314,215

Net investment income	113,625

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(598,344)
Futures contracts	(39,015)
(637,359)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(4,115,974)
Futures contracts	(3,615)

(4,119,589)

Net realized and unrealized gain (loss)	(4,756,948)

Increase (decrease) in net assets from operations	($4,643,323)

See notes to financial statements

Value Opportunities Fund | Annual report

26

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-07[1]	2-29-08

Increase (decrease) in net assets

From operations
Net investment income	60,627	$113,625
Net realized gain (loss)	437,545	(637,359)
Change in net unrealized appreciation (depreciation)	1,814,893	(4,119,589)

Increase (decrease) in net assets resulting from operations	2,313,065	(4,643,323)

Distributions to shareholders
From net investment income
Class A	(70,959)	(98,667)
Class B	(135)	—
Class C	(747)	—
Class I	(1,369)	(1,006)
Class R1	(372)	(547)
Class 1	(880)	(4,886)
From net realized gain
Class A	(135,189)	(875,720)
Class B	(1,747)	(16,516)
Class C	(9,633)	(64,954)
Class I	(1,755)	(5,327)
Class R1	(807)	(5,854)
Class 1	(1,083)	(24,644)

Total distributions	(224,676)	(1,098,121)

From Fund share transactions (Note 6)	20,103,746	1,738,819

Total increase (decrease)	22,192,135	(4,002,625)

Net assets

Beginning of year	—	22,192,135

End of year	$22,192,135	$18,189,510

Undistributed net investment income	—	$7,711

1 Period from 6-12-06 (commencement of operations) to 2-28-07.

See notes to financial statements

Annual report | Value Opportunities Fund

27

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07 [1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$22.36
Net investment income (loss) [2]	0.07 [3]	0.12
Net realized and unrealized gain
(loss) on investments	2.53	(4.41)
Total from investment operations	2.60	(4.29)
Less distributions
From net investment income	(0.08)	(0.11)
From net realized gain	(0.16)	(0.96)
	(0.24)	(1.07)
Net asset value, end of period	$22.36	$17.00
Total return [4,5] (%)	13.06 [6]	(19.45)

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	2.13 [7]	2.04
Expenses net of fee waivers, if any	1.38 [7]	1.39
Expenses net of all fee waivers and credits	1.38 [7]	1.39
Net investment income (loss)	0.47 [3,7]	0.56
Portfolio turnover (%)	30 [6]	68

1 Class A shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.09% of average net assets.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

See notes to financial statements

Value Opportunities Fund | Annual report

28

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07 [1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$22.33
Net investment income (loss) [2]	(0.01) [3]	(0.03)
Net realized and unrealized gain
(loss) on investments	2.51	(4.40)
Total from investment operations	2.50	(4.43)
Less distributions
From net investment income	(0.01)	—
From net realized gain	(0.16)	(0.96)
	(0.17)	(0.96)
Net asset value, end of period	$22.33	$16.94
Total return [4,5] (%)	12.54 [6]	(20.08)

Ratios and supplemental data

Net assets, end of period (in millions)	— [7]	— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	11.31 [8]	6.82
Expenses net of fee waivers, if any	2.08 [8]	2.10
Expenses net of all fee waivers and credits	2.08 [8]	2.09
Net investment income (loss)	(0.07) [3,8]	(0.14)
Portfolio turnover (%)	30 [6]	68

1 Class B shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.10% of average net assets.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,0000.

8 Annualized.

See notes to financial statements

Annual report | Value Opportunities Fund

29

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07 [1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$22.33
Net investment income (loss) [2]	(0.01) [3]	(0.03)
Net realized and unrealized gain
(loss) on investments	2.51	(4.39)
Total from investment operations	2.50	(4.42)
Less distributions
From net investment income	(0.01)	—
From net realized gain	(0.16)	(0.96)
	(0.17)	(0.96)
Net asset value, end of period	$22.33	$16.95
Total return [4,5] (%)	12.54 [6]	(20.03)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	5.09 [7]	3.88
Expenses net of fee waivers, if any	2.08 [7]	2.10
Expenses net of all fee waivers and credits	2.08 [7]	2.09
Net investment income (loss)	(0.07) [3,7]	(0.14)
Portfolio turnover (%)	30 [6]	68

1 Class C shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.10% of average net assets.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

See notes to financial statements

Value Opportunities Fund | Annual report

30

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07 [1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$22.39
Net investment income (loss) [2]	0.15 [3]	0.18
Net realized and unrealized gain
(loss) on investments	2.53	(4.41)
Total from investment operations	2.68	(4.23)
Less distributions
From net investment income	(0.13)	(0.18)
From net realized gain	(0.16)	(0.96)
	(0.29)	(1.14)
Net asset value, end of period	$22.39	$17.02
Total return [4,5] (%)	13.42 [6]	(19.16)

Ratios and supplemental data

Net assets, end of period (in millions)	— [7]	— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	12.63 [8]	8.80
Expenses net of fee waivers, if any	0.99 [8]	0.99
Expenses net of all fee waivers and credits	0.99 [8]	0.99
Net investment income (loss)	0.96 [3,8]	0.86
Portfolio turnover (%)	30 [6]	68

1 Class I shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.10% of average net assets.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,0000.

8 Annualized.

See notes to financial statements

Annual report | Value Opportunities Fund

31

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07 [1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$22.32
Net investment income (loss) [2]	0.02 [3]	0.10
Net realized and unrealized gain
(loss) on investments	2.53	(4.41)
Total from investment operations	2.55	(4.31)
Less distributions
From net investment income	(0.07)	(0.09)
From net realized gain	(0.16)	(0.96)
	(0.23)	(1.05)
Net asset value, end of period	$22.32	$16.96
Total return [4,5] (%)	12.80 [6]	(19.57)

Ratios and supplemental data

Net assets, end of period (in millions)	— [7]	— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	21.69 [8]	15.22
Expenses net of fee waivers, if any	1.73 [8]	1.49
Expenses net of all fee waivers and credits	1.73 [8]	1.49
Net investment income (loss)	0.12 [3,8]	0.48
Portfolio turnover (%)	30 [6]	68

1 Class R1 shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.09% of average net assets.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,0000.

8 Annualized.

See notes to financial statements

Value Opportunities Fund | Annual report

32

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07 [1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$22.39
Net investment income (loss) [2]	0.14 [3]	0.23
Net realized and unrealized gain
(loss) on investments	2.54	(4.45)
Total from investment operations	2.68	(4.22)
Less distributions
From net investment income	(0.13)	(0.19)
From net realized gain	(0.16)	(0.96)
	(0.29)	(1.15)
Net asset value, end of period	$22.39	$17.02
Total return [4,5] (%)	13.44 [6]	(19.12)

Ratios and supplemental data

Net assets, end of period (in millions)	— [7]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67 [8]	1.62
Expenses net of fee waivers, if any	0.94 [8]	0.94
Expenses net of all fee waivers and credits	0.94 [8]	0.94
Net investment income (loss)	0.89 [3,8]	1.14
Portfolio turnover (%)	30 [6]	68

1 Class 1 shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.09% of average net assets.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,0000.

8 Annualized.

See notes to financial statements

Annual report | Value Opportunities Fund

33

Notes to financial statements

1. Organization

John Hancock Value Opportunities Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1 and Class 1 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York.

The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other affiliates of John Hancock USA owned 776,719 and 5,350 shares of beneficial interest of Class A and Class R1, respectively, on February 29, 2008.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT),

Value Opportunities Fund | Annual report

34

an affiliate of the John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee when applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

New accounting pronouncements

In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157, Fair Value Measurements (FAS 157), was issued

Annual report | Value Opportunities Fund

35

and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss for certain securities valued by significant unobservable market inputs.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs

Value Opportunities Fund | Annual report

36

received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Allocations of income and expenses

All income, expenses (except class-specific expenses), and realized and unrealized gain/ loss are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expenses not directly attributable to the Fund or share classes are allocated based on the relative share of net assets of the Fund or share class at the time the expense was incurred. Class-specific expenses, as detailed in Note 3, are accrued daily and charged directly to the respective share classes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintain collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending its securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley), which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Prior to May 8, 2007, cash collateral was invested in the State Street Navigator Securities Lending Portfolio. At February 29, 2008, the Fund loaned securities having a market value of $967,180 collateralized by securities in the amount of $986,503.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments, such as U.S. Treasury Bonds or Notes, or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale

Annual report | Value Opportunities Fund

37

or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at February 29, 2008:

					UNREALIZED
OPEN	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Russell 2000 Mini Index
Futures	1	Long	Mar 2008	$68,680	($6,913)
S&P Mid 400 E-mini
Index Futures	1	Long	Mar 2008	78,940	338

					($6,575)

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $1,325,968 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on March 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $164,683 and long term capital gain $59,993. During the year ended February 29, 2008, the tax character of distributions paid was as follows: ordinary income $760,204 and long-term capital gain $337,917. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of February 29, 2008, the components of distributable earnings on a tax basis included $7,711 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to derivative transactions.

3. Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and

Value Opportunities Fund | Annual report

38

for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.78% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.77% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.76% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Value Opportunities Trust, a series of John Hancock Trust and Value Opportunities Fund, a series of John Hancock Funds II. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended February 29, 2008, were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net assets.

Expense reimbursements

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.09% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

In addition, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.39% for Class A shares, 2.09% for Class B, 2.09% for Class C, 0.99% for Class I, 1.49% for Class R1 and 0.94% for Class 1. Accordingly, the expense reductions or reimbursements related to this agreement were $126,318, $17,010, $25,489, $19,345, $16,517 and $2,798 for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively for the year ended February 29, 2008. The expense reimbursements and limits will continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Fund administration fees

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the year ended February 29, 2008, were $10,054 with an annual effective rate of 0.05% of the Fund’s average daily net assets.

Distribution and shareholder servicing fees

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of Financial Industry

Annual report | Value Opportunities Fund

39

Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 average daily net asset value for certain other services. There were no Service Plan fees incurred for the year ended February 29, 2008.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the year ended February 29, 2008, the Fund was informed that the Distributor received net up-front sales charges of $16,704 with regard to sales of Class A shares. Of this amount, $2,707 was retained and used for printing prospectuses, advertising, sales literature and other purposes; $13,952 was paid as sales commissions to unrelated broker-dealers; and $45 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended February 29, 2008, CDSCs received by Distributor amounted to $1,318 for Class B shares and $1,163 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class R1 shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the year ended February 29, 2008.

In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the year ended February 29, 2008, the transfer agent fees reductions for Class R1 were $187.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended February 29, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $227 for transfer agent credits earned.

Value Opportunities Fund | Annual report

40

Class level expenses for the year ended February 29, 2008, were as follows:

	Distribution and	Transfer	Blue sky	Printing and
Share class	service fees	agent fees	fees	postage fees

Class A	$58,094	$15,871	$16,909	$5,645
Class B	3,599	745	14,620	6
Class C	14,246	2,928	15,177	921
Class I	—	133	17,659	160
Class R1	608	250	15,776	3
Class 1	207	—	—	33
Total	$76,754	$19,927	$80,141	$6,768

4. Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

5. Line of credit

The Fund has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. Effective October 15, 2007, the commitment fee was changed from 0.07% to 0.05% . For the year ended February 29, 2008, there were no borrowings under the line of credit.

Annual report | Value Opportunities Fund

41

6. Fund share transactions

Share activities for the Fund for the years ended February 28, 2007, and February 29, 2008, were as follows:

		Year ended 2-28-07 [1]	Year ended 2-29-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	941,272	$19,088,419	83,981	$1,839,886
Distributions reinvested	9,278	203,273	53,292	958,716
Repurchased	(60,859)	(1,306,606)	(80,983)	(1,597,867)
Net increase (decrease)	889,691	$17,985,086	56,290	$1,200,735

Class B shares

Sold	21,277	$445,406	7,022	$153,171
Distributions reinvested	78	1,721	795	14,285
Repurchased	(7,339)	(162,632)	(4,077)	(80,691)
Net increase (decrease)	14,016	$284,495	3,740	$86,765

Class C shares

Sold	69,790	$1,449,685	21,502	$466,603
Distributions reinvested	414	9,061	3,408	61,199
Repurchased	(7,105)	(155,548)	(27,872)	(538,229)
Net increase (decrease)	63,099	$1,303,198	(2,962)	($10,427)

Class I shares

Sold	11,800	$245,442	5,764	$129,736
Distributions reinvested	117	2,570	288	5,191
Repurchased	—	—	(12,096)	(243,103)
Net increase (decrease)	11,917	$248,012	(6,044)	($108,176)

Class R1 shares

Sold	5,000	$100,000	1,049	$24,953
Distributions reinvested	54	1,179	357	6,401
Net increase (decrease)	5,054	$101,179	1,406	$31,354

Class 1 shares

Sold	8,549	$179,825	37,501	$765,929
Distributions reinvested	90	1,963	1,640	29,511
Repurchased	(1)	(12)	(13,639)	(256,872)
Net increase (decrease)	8,638	$181,776	25,502	$538,568

Net increase (decrease)	992,415	$20,103,746	77,932	$1,738,819

1Period from 6-12-06 (commencement of operations) to 2-28-07 for Class A, Class B, Class C, Class I and Class R1.

7. Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended February 29, 2008, aggregated $15,397,292 and $14,239,084, respectively.

Value Opportunities Fund | Annual report

42

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Value Opportunities Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Value Opportunities Fund (the Fund) at February 29, 2008, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at February 29, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 18, 2008

Annual report | Value Opportunities Fund

43

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 29, 2008.

The Fund has designated distributions to shareholders of $337,917 as a long-term capital gain dividend. With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 29, 2008, 100.00% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Value Opportunities Fund | Annual report

44

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2006	55

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003) .

William H. Cunningham, Born: 1944	2006	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle
Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance)
(since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New
Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000),
Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas
Commerce Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes
Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003) .

Charles L. Ladner, [2] Born: 1938	2006	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L. P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005) .

John A. Moore, [2] Born: 1939	2006	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007) .

Annual report | Value Opportunities Fund

45

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2006	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003) .

Steven R. Pruchansky, Born: 1944	2006	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991) .

Non-Independent Trustees 3

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2006	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S. A. ) (until 2004) .

Value Opportunities Fund | Annual report

46

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S. ), LLC (MFC Global (U.S. )) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S. ) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005) .

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S. A. ) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006) .

Francis V. Knox, Jr. , Born: 1947	2006

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S. ) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001) .

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002) .

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S. A. ) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S. A. ) (1998–2000) .

Annual report | Value Opportunities Fund

47

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2006

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S. ) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004) .

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates

Value Opportunities Fund | Annual report

48

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www. jhfunds. com/proxy	www. sec. gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, LLC	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	One Lincoln Street
Boston, MA 02210-2805		Boston, MA 02111-2950
Transfer agent
Subadviser	John Hancock Signature	Independent registered
Grantham, Mayo, Van	Services, Inc.	public accounting firm
Otterloo & Co. LLC	P. O. Box 9510	PricewaterhouseCoopers LLP
40 Rowes Wharf	Portsmouth, NH 03802-9510	125 High Street
Boston, MA 02110		Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www. jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P. O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Annual report | Value Opportunities Fund

49

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www. jhfunds.com

Now available: electronic delivery
www. jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Value Opportunities Fund.	6300A	2/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		4/08

John Hancock

MUTUAL FUNDS

John Hancock
U.S. Core Fund

Annual Report

2.29.08

Discussion of Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

U.S. stocks went on a wild ride during the 12-month period, highlighted both by record highs for broad market indexes and conditions deemed poor enough to warrant numerous interventions by the Federal Reserve. For the period in full, the Standard & Poor’s 500 Index returned –3.60%, a modest move which belied its frequent violent gyrations. Growth stocks outpaced value stocks during the period. Financials and consumer discretionary were the worst-performing sectors in the S&P 500, while energy stocks performed the best.

“U.S. stocks went on a wild ride
during the 12-month review
period…”

For the 12 months ended February 29, 2008, John Hancock U.S. Core Fund’s Class A, Class B, Class C, Class I and Class R1 shares returned –8.16%, –8.84%, –8.84%, –7.82% and –8.32%, respectively, at net asset value, while the S&P 500 returned –3.60% . Sector selection added to relative returns, while stock selection detracted. Sector weightings adding to relative returns included an underweight in financials, while sector weightings detracting from relative returns included an overweight in consumer discretionary. Stock selections in telecommunication services added to relative returns, while picks in consumer discretionary and financials detracted. Individual names adding to returns versus the benchmark included overweight positions in Exxon Mobil Corp., Merck & Company, Inc. and Wal-Mart Stores, Inc., while overweight positions detracting from relative returns included Home Depot, Inc., Citigroup, Inc. and Lowe’s Companies, Inc.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

U.S. Core Fund | Annual report

6

A look at performance

For the periods ended February 29, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	6-12-06	–12.75%	—	—	–1.00%	–12.75%	—	—	–1.71%

B	6-12-06	–13.21	—	—	–1.00	–13.21	—	—	–1.72

C	6-12-06	–9.71	—	—	1.28	–9.71	—	—	2.21

I1	6-12-06	–7.82	—	—	2.37	–7.82	—	—	4.12

R1[1]	6-12-06	–8.32	—	—	1.75	–8.32	—	—	3.04

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-08. The net expenses are as follows: Class A — 1.34%, Class B — 2.04%, Class C — 2.04%, Class I — 0.95%, Class R1 — 1.69% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.93%, Class B — 13.58%, Class C — 3.82%, Class I — 17.83%, Class R1 — 21.12% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Annual report | U.S. Core Fund

7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in U.S. Core Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$10,216	$9,828	$10,982

C2	6-12-06	10,221	10,221	10,982

I3	6-12-06	10,412	10,412	10,982

R1[3]	6-12-06	10,304	10,304	10,982

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of February 29, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

U.S. Core Fund | Annual report

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period on 2-29-08[1]

Class A	$1,000.00	$896.23	$6.22

Class B	1,000.00	892.68	9.65

Class C	1,000.00	893.15	9.65

Class I	1,000.00	897.98	4.48

Class R1	1,000.00	896.62	5.56

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | U.S. Core Fund

9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period on 2-29-08[1]

Class A	$1,000.00	$1,018.30	$6.62

Class B	1,000.00	1,014.67	10.27

Class C	1,000.00	1,014.67	10.27

Class I	1,000.00	1,020.14	4.77

Class R1	1,000.00	1,019.00	5.92

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.32%, 2.05%, 2.05%, 0.95% and 1.18% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half year/ 366 (to reflect the one-half year period).

U.S. Core Fund | Annual report

10

Portfolio summary

Top 10 holdings[1]

Exxon Mobil Corp.	5.8%	Johnson & Johnson	3.1%

Wal-Mart Stores, Inc.	3.9%	UnitedHealth Group, Inc.	3.0%

Pfizer, Inc.	3.8%	Microsoft Corp.	2.7%

Chevron Corp.	3.7%	Merck & Company, Inc.	2.6%

The Coca-Cola Company	3.3%	QUALCOMM, Inc.	2.0%

Sector distribution[1]

Consumer non-cyclical	32%	Industrial	7%

Energy	17%	Financial	6%

Consumer, cyclical	12%	Basic materials	3%

Technology	10%	Utilities	1%

Communications	9%	Other	3%

1 As a percentage of net assets on February 29, 2008.

Annual report | U.S. Core Fund

11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-29-08

This schedule is divided into three main categories: common stocks, short-term investments and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.62%		$20,636,960

(Cost $21,725,664)

Aerospace 0.77%		164,658

General Dynamics Corp.	200	16,370

Goodrich Corp.	400	23,692

Rockwell Collins, Inc.	200	11,780

United Technologies Corp.	1,600	112,816

Agriculture 1.08%		231,360

Monsanto Company	2,000	231,360

Aluminum 0.17%		37,140

Alcoa, Inc.	1,000	37,140

Apparel & Textiles 0.84%		178,590

Coach, Inc. *	2,100	63,672

Liz Claiborne, Inc.	400	7,112

NIKE, Inc., Class B	700	42,140

Polo Ralph Lauren Corp., Class A	200	12,438

VF Corp.	700	53,228

Auto Parts 0.51%		108,988

Autoliv, Inc.	200	9,980

AutoZone, Inc. *	300	34,524

BorgWarner, Inc.	200	8,622

Johnson Controls, Inc.	1,700	55,862

Auto Services 0.05%		11,656

AutoNation, Inc. *	800	11,656

Automobiles 0.58%		123,998

Ford Motor Company *	5,200	33,956

General Motors Corp.	700	16,296

PACCAR, Inc.	1,700	73,746

Banking 1.27%		270,901

Bank of America Corp.	4,800	190,752

BB&T Corp.	500	15,565

Comerica, Inc.	200	7,248

National City Corp.	2,000	31,720

U.S. Bancorp	800	25,616

See notes to financial statements

U.S. Core Fund | Annual report

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Biotechnology 0.51%		$109,132

Amgen, Inc. *	1,500	68,280

Biogen Idec, Inc. *	700	40,852

Broadcasting 0.19%		40,947

Discovery Holding Company *	800	18,056

Liberty Global, Inc., Class A *	300	11,280

Liberty Media Corp., Capital, Series A *	100	11,611

Building Materials & Construction 0.02%		3,738

Masco Corp.	200	3,738

Business Services 1.07%		228,886

Affiliated Computer Services, Inc., Class A *	700	35,525

Fiserv, Inc. *	1,600	84,192

Fluor Corp.	400	55,700

Jacobs Engineering Group, Inc. *	500	40,145

NCR Corp. *	200	4,432

Total Systems Services, Inc.	400	8,892

Chemicals 0.49%		104,713

Air Products & Chemicals, Inc.	200	18,266

Celanese Corp., Series A	600	23,340

Dow Chemical Company	300	11,307

Lubrizol Corp.	200	11,660

Praxair, Inc.	500	40,140

Computers & Business Equipment 6.70%		1,430,100

Apple, Inc. *	2,400	300,048

Cisco Systems, Inc. *	14,900	363,113

Dell, Inc. *	10,800	214,380

EMC Corp. *	10,100	156,954

Hewlett-Packard Company	900	42,993

International Business Machines Corp.	2,800	318,808

Juniper Networks, Inc. *	800	21,456

Western Digital Corp. *	400	12,348

Construction Materials 0.14%		28,780

Martin Marietta Materials, Inc.	100	10,760

Trane, Inc.	400	18,020

Containers & Glass 0.19%		39,515

Owens-Illinois, Inc. *	700	39,515

Cosmetics & Toiletries 1.83%		391,107

Avon Products, Inc.	400	15,224

Colgate-Palmolive Company	700	53,263

Estee Lauder Companies, Inc., Class A	300	12,774

Kimberly-Clark Corp.	1,200	78,216

Procter & Gamble Company	3,500	231,630

See notes to financial statements

Annual report | U.S. Core Fund

13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Crude Petroleum & Natural Gas 1.75%		$374,779

Apache Corp.	800	91,768

Devon Energy Corp.	500	51,360

Hess Corp.	200	18,636

Marathon Oil Corp.	200	10,632

Occidental Petroleum Corp.	2,300	177,951

Sunoco, Inc.	400	24,432

Drugs & Health Care 0.43%		91,602

Wyeth	2,100	91,602

Educational Services 0.82%		174,306

Apollo Group, Inc., Class A *	2,300	141,174

ITT Educational Services, Inc. *	600	33,132

Electrical Equipment 0.05%		10,192

Emerson Electric Company	200	10,192

Electrical Utilities 0.68%		146,217

American Electric Power Company, Inc.	200	8,184

Constellation Energy Group, Inc.	300	26,505

Edison International	400	19,760

Entergy Corp.	100	10,274

FPL Group, Inc.	200	12,058

Mirant Corp. *	300	11,100

PPL Corp.	200	9,076

Public Service Enterprise Group, Inc.	600	26,460

Reliant Energy, Inc. *	1,000	22,800

Electronics 0.39%		83,670

Arrow Electronics, Inc. *	300	9,783

Avnet, Inc. *	300	10,113

L-3 Communications Holdings, Inc.	600	63,774

Energy 0.32%		68,452

Duke Energy Corp.	1,300	22,802

McDermott International, Inc. *	400	20,888

NRG Energy, Inc. *	600	24,762

Financial Services 1.81%		386,349

Charles Schwab Corp.	500	9,805

Citigroup, Inc.	12,300	291,633

Eaton Vance Corp.	300	9,555

Franklin Resources, Inc.	200	18,874

Leucadia National Corp.	300	13,578

Morgan Stanley	500	21,060

SEI Investments Company	400	10,004

Washington Mutual, Inc.	800	11,840

Food & Beverages 5.62%		1,201,315

Coca-Cola Enterprises, Inc.	500	12,215

Kraft Foods, Inc., Class A	1,522	47,441

See notes to financial statements

U.S. Core Fund | Annual report

14

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Food & Beverages (continued)

PepsiCo, Inc.	5,800	$403,448

The Coca-Cola Company	12,000	701,520

Tyson Foods, Inc., Class A	1,300	18,733

William Wrigley Jr. Company	300	17,958

Forest Products 0.06%		12,240

Weyerhaeuser Company	200	12,240

Gas & Pipeline Utilities 0.64%		137,559

Transocean, Inc. *	979	137,559

Healthcare Products 6.16%		1,316,179

Baxter International, Inc.	100	5,902

Intuitive Surgical, Inc. *	200	56,384

Johnson & Johnson	10,800	669,168

Medtronic, Inc.	2,400	118,464

Patterson Companies, Inc. *	900	31,680

St. Jude Medical, Inc. *	600	25,788

Stryker Corp.	2,000	130,220

Zimmer Holdings, Inc. *	3,700	278,573

Healthcare Services 6.25%		1,334,838

Cardinal Health, Inc.	900	53,226

Cerner Corp. *	200	8,690

Coventry Health Care, Inc. *	1,400	72,618

Express Scripts, Inc. *	3,300	195,030

McKesson Corp.	1,500	88,140

Medco Health Solutions, Inc. *	2,100	93,051

Quest Diagnostics, Inc.	500	23,835

UnitedHealth Group, Inc.	13,900	646,072

WellPoint, Inc. *	2,200	154,176

Holdings Companies/Conglomerates 0.15%		32,502

Textron, Inc.	600	32,502

Homebuilders 0.03%		6,363

Toll Brothers, Inc. *	300	6,363

Hotels & Restaurants 0.49%		105,333

McDonald’s Corp.	1,600	86,576

Starbucks Corp. *	100	1,797

Wynn Resorts, Ltd. *	100	10,070

Yum! Brands, Inc.	200	6,890

Household Products 0.26%		55,698

Energizer Holdings, Inc. *	600	55,698

Industrial Machinery 1.50%		320,244

Cameron International Corp. *	700	29,736

Caterpillar, Inc.	1,000	72,330

Deere & Company	1,400	119,294

FMC Technologies, Inc. *	200	11,332

See notes to financial statements

Annual report | U.S. Core Fund

15

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Industrial Machinery (continued)

Ingersoll-Rand Company, Ltd., Class A	500	$20,930

ITT Corp.	400	22,496

Pall Corp.	300	11,811

Parker-Hannifin Corp.	500	32,315

Industrials 0.06%		12,198

Fastenal Company	300	12,198

Insurance 3.22%		686,790

ACE, Ltd.	400	22,496

Aetna, Inc.	800	39,680

AFLAC, Inc.	900	56,169

Allstate Corp.	2,400	114,552

American International Group, Inc.	3,300	154,638

Aon Corp.	600	24,966

Brown & Brown, Inc.	400	7,132

Chubb Corp.	600	30,540

CIGNA Corp.	800	35,664

CNA Financial Corp.	300	7,995

First American Corp.	200	6,966

Hartford Financial Services Group, Inc.	200	13,980

Old Republic International Corp.	300	4,116

Progressive Corp.	1,200	21,996

Prudential Financial, Inc.	300	21,891

SAFECO Corp.	100	4,626

The Travelers Companies, Inc.	1,300	60,333

Torchmark Corp.	300	18,078

Transatlantic Holdings, Inc.	200	13,480

UnumProvident Corp.	1,200	27,492

International Oil 11.53%		2,463,122

Anadarko Petroleum Corp.	700	44,618

Chevron Corp.	9,200	797,272

ConocoPhillips	3,600	297,756

Exxon Mobil Corp.	14,200	1,235,542

Murphy Oil Corp.	200	16,076

Noble Corp.	200	9,830

Weatherford International, Ltd. *	900	62,028

Internet Content 1.10%		235,590

Google, Inc., Class A *	500	235,590

Internet Retail 1.46%		312,120

Amazon.com, Inc. *	1,700	109,599

eBay, Inc. *	6,900	181,884

Expedia, Inc. *	900	20,637

Internet Software 0.14%		30,708

McAfee, Inc. *	400	13,308

VeriSign, Inc. *	500	17,400

See notes to financial statements

U.S. Core Fund | Annual report

16

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Leisure Time 0.20%		$43,154

Carnival Corp.	300	11,805

MGM MIRAGE * (a)	509	31,349

Liquor 0.29%		61,217

Anheuser-Busch Companies, Inc.	1,300	61,217

Manufacturing 2.60%		555,216

3M Company	3,600	282,240

Danaher Corp.	1,300	96,395

Eaton Corp.	200	16,126

Harley-Davidson, Inc.	800	29,728

Honeywell International, Inc.	1,800	103,572

Illinois Tool Works, Inc.	100	4,907

SPX Corp.	100	10,230

Tyco International, Ltd.	300	12,018

Metal & Metal Products 0.26%		55,195

Precision Castparts Corp.	500	55,195

Mining 0.14%		30,258

Freeport-McMoRan Copper & Gold, Inc., Class B	300	30,258

Office Furnishings & Supplies 0.17%		36,384

Office Depot, Inc. *	3,200	36,384

Paper 0.02%		4,119

Temple-Inland, Inc.	300	4,119

Petroleum Services 2.43%		518,028

Baker Hughes, Inc.	200	13,458

Diamond Offshore Drilling, Inc.	300	36,249

Halliburton Company	700	26,810

Schlumberger, Ltd.	3,400	293,930

Smith International, Inc.	600	37,818

Valero Energy Corp.	1,900	109,763
Pharmaceuticals 8.50%		1,815,711

Abbott Laboratories	2,500	133,875

AmerisourceBergen Corp.	900	37,548

Bristol-Myers Squibb Company	600	13,566

Eli Lilly & Company	2,200	110,044

Forest Laboratories, Inc. *	1,800	71,586

Gilead Sciences, Inc. *	400	18,928

Merck & Company, Inc.	12,600	558,180

Pfizer, Inc.	36,800	819,904

Schering-Plough Corp.	2,400	52,080

Publishing 0.19%		40,273

Gannett Company, Inc.	1,200	36,180

McGraw-Hill Companies, Inc.	100	4,093

See notes to financial statements

Annual report | U.S. Core Fund

17

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Railroads & Equipment 0.14%		$29,804

CSX Corp.	100	4,852

Union Pacific Corp.	200	24,952

Retail Grocery 0.33%		71,365

Safeway, Inc.	1,000	28,740

SUPERVALU, Inc.	700	18,375

The Kroger Company	1,000	24,250

Retail Trade 8.97%		1,915,966

Abercrombie & Fitch Company, Class A	400	31,012

American Eagle Outfitters, Inc.	1,450	30,987

Bed Bath & Beyond, Inc. *	1,200	34,008

Best Buy Company, Inc.	200	8,602

Costco Wholesale Corp.	200	12,384

CVS Caremark Corp.	300	12,114

Family Dollar Stores, Inc.	700	13,405

GameStop Corp., Class A *	400	16,944

Home Depot, Inc.	15,300	406,215

Kohl’s Corp. *	1,200	53,328

Lowe’s Companies, Inc.	8,400	201,348

Nordstrom, Inc.	100	3,703

RadioShack Corp.	300	5,235

Staples, Inc.	1,900	42,275

Target Corp.	1,700	89,437

Tiffany & Company	300	11,292

Walgreen Company	3,300	120,483

Wal-Mart Stores, Inc.	16,600	823,194

Semiconductors 0.71%		151,963

Analog Devices, Inc.	100	2,692

Intel Corp.	5,900	117,705

KLA-Tencor Corp.	200	8,402

Texas Instruments, Inc.	400	11,984

Xilinx, Inc.	500	11,180

Software 3.82%		814,857

Autodesk, Inc. *	300	9,327

CA, Inc.	500	11,440

Citrix Systems, Inc. *	600	19,758

Intuit, Inc. *	200	5,312

Microsoft Corp.	21,000	571,620

Oracle Corp. *	10,500	197,400

Telecommunications Equipment & Services 3.70%		789,352

Corning, Inc.	1,200	27,876

QUALCOMM, Inc.	10,000	423,700

Verizon Communications, Inc.	9,300	337,776

Telephone 0.60%		128,000

AT&T, Inc.	3,675	128,000

See notes to financial statements

U.S. Core Fund | Annual report

18

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Tires & Rubber 0.08%		$16,260

Goodyear Tire & Rubber Company *	600	16,260

Tobacco 1.78%		380,102

Altria Group, Inc.	4,900	358,386

UST, Inc.	400	21,716

Toys, Amusements & Sporting Goods 0.08%		17,391

Hasbro, Inc.	300	7,731

Mattel, Inc.	500	9,660

Trucking & Freight 0.28%		59,770

FedEx Corp.	200	17,626

United Parcel Service, Inc., Class B	600	42,144

	Principal
Issuer, description, maturity date	amount	Value

Short-term investments 0.13%		$26,879

(Cost $26,879)

John Hancock Cash Investment Trust, 3.5681% (c) (f)	$26,879	26,879

Repurchase agreements 3.27%		$699,000

(Cost $699,000)

Repurchase Agreement with State Street Corp. dated
2-29-08 at 2.35% to be repurchased at $699,137
on 3-3-08, collateralized by $615,000 Federal
National Mortgage Association, 6.25%, due
5-15-29 (valued at $713,400, including interest)	$699,000	699,000

Total investments (Cost $22,451,543)† 100.02%		$21,362,839

Liabilities in excess of other assets (0.02%)		($3,696)

Total net assets 100.00%		$21,359,143

Percentages are stated as a percent of net assets.

* Non-income producing.

(a) All or a portion of this security was out on loan.

(c) Investment is an affiliate of the Trust’s adviser or subadviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

† At February 29, 2008, the aggregate cost of investment securities for federal income tax purposes was $22,520,999. Net unrealized depreciation aggregated $1,158,160, of which $884,751 related to appreciated investment securities and $2,042,911 related to depreciated investment securities.

See notes to financial statements

Annual report | U.S. Core Fund

19

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $21,725,664) including
$26,352 of securities loaned (Note 2)	$20,636,960
Repurchase agreement, at value (cost $699,000) (Note 2)	699,000
Investments in affiliated issuers, at value (cost $26,879) (Note 2)	26,879
Total investments, at value (cost $22,451,543)	21,362,839
Cash	34
Cash collateral at broker for futures contracts	41,580
Receivable for investments sold	6,080
Dividends and interest receivable (net of tax)	45,575
Receivable due from adviser	6,112
Other assets	103

Total assets	21,462,323

Liabilities

Payable for fund shares repurchased	9,004
Payable upon return of securities loaned (Note 2)	26,879
Payable for futures variation margin	12,075
Payable to affiliates
Fund administration fees	212
Transfer agent fees	1,834
Distribution and service fees	193
Trustees’ fees	86
Other payables and accrued expenses	52,897

Total liabilities	103,180

Net assets

Capital paid-in	$22,732,737
Undistributed net investment income	19,301
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(278,773)
Net unrealized appreciation (depreciation) on investments and futures contracts	(1,114,122)

Net assets	$21,359,143

See notes to financial statements

U.S. Core Fund | Annual report

20

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$17,582,212
Shares outstanding	905,575
Net asset value and redemption price per share	$19.42

Class B1
Net assets	$337,116
Shares outstanding	17,392
Net asset value and offering price per share	$19.38

Class C1
Net assets	$3,159,503
Shares outstanding	162,981
Net asset value and offering price per share	$19.39

Class I
Net assets	$177,266
Shares outstanding	9,123
Net asset value, offering price and redemption price per share	$19.43

Class R1
Net assets	$103,046
Shares outstanding	5,319
Net asset value, offering price and redemption price per share	$19.37

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$20.44

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | U.S. Core Fund

21

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 2-29-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$459,865
Interest	36,863
Securities lending	109
Income from affiliated issuers	36

Total investment income	496,873

Expenses

Investment management fees (Note 3)	185,232
Distribution and service fees (Note 3)	100,628
Transfer agent fees (Note 3)	18,857
Fund administration fees (Note 3)	10,610
Blue sky fees (Note 3)	78,355
Audit and legal fees	78,038
Printing and postage fees (Note 3)	7,602
Custodian fees	35,646
Trustees’ fees (Note 3)	1,733
Registration and filing fees	25,734
Miscellaneous	342

Total expenses	542,777
Less expense reductions (Note 3)	(189,284)

Net expenses	353,493

Net investment income	143,380

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	393,570
Futures contracts	(16,845)
376,725
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(2,499,212)
Futures contracts	(19,868)
(2,519,080)
Net realized and unrealized gain (loss)	(2,142,355)

Increase (decrease) in net assets from operations	($1,998,975)

See notes to financial statements

U.S. Core Fund | Annual report

22

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	2-28-07[1]	2-29-08

Increase (decrease) in net assets
From operations
Net investment income	$98,228	$143,380
Net realized gain (loss)	531,494	376,725
Change in net unrealized appreciation (depreciation)	1,404,958	(2,519,080)

Increase (decrease) in net assets resulting from operations	2,034,680	(1,998,975)

Distributions to shareholders
From net investment income
Class A	(75,450)	(147,501)
Class B	(174)	(184)
Class C	(2,087)	(2,027)
Class I	(737)	(5,265)
Class R1	(400)	(756)
From net realized gain
Class A	(165,121)	(797,028)
Class B	(2,107)	(14,341)
Class C	(25,345)	(157,675)
Class I	(1,098)	(18,582)
Class R1	(990)	(4,722)

Total distributions	(273,509)	(1,148,081)

From Fund share transactions (Note 6)	21,350,742	1,394,286

Total increase (decrease)	23,111,913	(1,752,770)

Net assets

Beginning of year	—	23,111,913

End of year	$23,111,913	$21,359,143

Undistributed net investment income	$31,671	$19,301

1 Period from 6-12-06 (commencement of operations) to 2-28-07.

See notes to financial statements

Annual report | U.S. Core Fund

23

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$22.24
Net investment income (loss)[2]	0.12	0.16
Net realized and unrealized
gain (loss) on investments	2.41	(1.88)
Total from investment operations	2.53	(1.72)
Less distributions
From net investment income	(0.09)	(0.17)
From net realized gain	(0.20)	(0.93)
	(0.29)	(1.10)
Net asset value, end of period	$22.24	$19.42
Total return[3,4] (%)	12.64[5]	(8.16)

Ratios and supplemental data

Net assets, end of period (in millions)	$19	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93[6]	1.86
Expenses net of fee waivers, if any	1.34[6]	1.34
Expenses net of all fee waivers and credits	1.34[6]	1.34
Net investment income (loss)	0.76[6]	0.70
Portfolio turnover (%)	36[5]	81

1 Class A shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Annualized.

See notes to financial statements

U.S. Core Fund | Annual report

24

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$22.20
Net investment income (loss)[2]	0.02	—[3]
Net realized and unrealized
gain (loss) on investments	2.40	(1.88)
Total from investment operations	2.42	(1.88)
Less distributions
From net investment income	(0.02)	(0.01)
From net realized gain	(0.20)	(0.93)
	(0.22)	(0.94)
Net asset value, end of period	$22.20	$19.38
Total return[4,5] (%)	12.07[6]	(8.84)

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	13.58[8]	6.98
Expenses net of fee waivers, if any	2.04[8]	2.05
Expenses net of all fee waivers and credits	2.04[8]	2.05
Net investment income (loss)	0.12[8]	—[9]
Portfolio turnover (%)	36[6]	81

1 Class B shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 Less than 0.01% .

See notes to financial statements

Annual report | U.S. Core Fund

25

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$22.21
Net investment income (loss)[2]	0.03	—[3]
Net realized and unrealized
gain (loss) on investments	2.40	(1.88)
Total from investment operations	2.43	(1.88)
Less distributions
From net investment income	(0.02)	(0.01)
From net realized gain	(0.20)	(0.93)
	(0.22)	(0.94)
Net asset value, end of period	$22.21	$19.39
Total return[4,5] (%)	12.12[6]	(8.84)

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	3.82[7]	2.94
Expenses net of fee waivers, if any	2.04[7]	2.05
Expenses net of all fee waivers and credits	2.04[7]	2.05
Net investment income (loss)	0.16[7]	(0.01)
Portfolio turnover (%)	36[6]	81

1 Class C shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

See notes to financial statements

U.S. Core Fund | Annual report

26

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$22.26
Net investment income (loss)[2]	0.18	0.25
Net realized and unrealized
gain (loss) on investments	2.41	(1.89)
Total from investment operations	2.59	(1.64)
Less distributions
From net investment income	(0.13)	(0.26)
From net realized gain	(0.20)	(0.93)
	(0.33)	(1.19)
Net asset value, end of period	$22.26	$19.43
Total return[3,4] (%)	12.95[5]	(7.82)

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	17.83[7]	12.79
Expenses net of fee waivers, if any	0.95[7]	0.95
Expenses net of all fee waivers and credits	0.95[7]	0.95
Net investment income (loss)	1.16[7]	1.10
Portfolio turnover (%)	36[5]	81

1 Class I shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Annual report | U.S. Core Fund

27

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$22.20
Net investment income (loss)[2]	0.06	0.13
Net realized and unrealized
gain (loss) on investments	2.42	(1.88)
Total from investment operations	2.48	(1.75)
Less distributions
From net investment income	(0.08)	(0.15)
From net realized gain	(0.20)	(0.93)
	(0.28)	(1.08)
Net asset value, end of period	$22.20	$19.37
Total return[3,4] (%)	12.38[5]	(8.32)

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	21.12[7]	15.98
Expenses net of fee waivers, if any	1.69[7]	1.45
Expenses net of all fee waivers and credits	1.69[7]	1.45
Net investment income (loss)	0.41[7]	0.59
Portfolio turnover (%)	36[5]	81

1 Class R1 shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

U.S. Core Fund | Annual report

28

Notes to financial statements

1. Organization

John Hancock U.S. Core Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek high total return.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I and Class R1 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other subsidiaries of John Hancock USA owned 777,709, 5,271, 5,359 and 5,319 shares of beneficial interest of Class A, Class B, Class I and Class R1, respectively, of the Fund on February 29, 2008.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of the John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary

Annual report | U.S. Core Fund

29

of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing signifi-cant amounts of assets in frequently traded, U.S. exchange-listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the NYSE, the Funds will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee when applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

New accounting pronouncements

In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair

U.S. Core Fund | Annual report

30

value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss for certain securities valued by significant unobservable market inputs.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Annual report | U.S. Core Fund

31

Allocations of income and expenses

All income, expenses (except class-specific expenses), and realized and unrealized gain/ loss are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expenses not directly attributable to the Fund or share classes are allocated based on the relative share of net assets of the Fund or share class at the time the expense was incurred. Class-specific expenses, as detailed in Note 3, are accrued daily and charged directly to the respective share classes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintain collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending its securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of fund securities of the Fund. The risk of having one primary borrower of securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Prior to May 8, 2007, cash collateral was invested in the State Street Navigator Securities Lending Portfolio. At February 29, 2008, the Fund loaned securities having a market value of $26,352 collateralized by securities in the amount of $26,879.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on finan-cial instruments, such as U.S. Treasury Bonds or Notes, or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

U.S. Core Fund | Annual report

32

The following is a summary of open futures contracts at February 29, 2008:

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

S&P Mini 500
Index Futures	7	Long	Mar 2008	$465,955	($25,418)

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $234,735 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on March 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $244,036 and long-term capital gain $29,472. During the year ended February 29, 2008, the tax character of distributions paid was as follows: ordinary income $761,252 and long-term capital gain $386,829. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of February 29, 2008, the components of distributable earnings on a tax basis included $19,302 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period.

3. Investment advisory and other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.78% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.76% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.75% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.74% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund, U.S. Core Trust, Growth and Income Trust, and a portion of the net assets of the Managed Trust Series of John Hancock Trust, the U.S. Core Fund, a series of John Hancock

Annual report | U.S. Core Fund

33

Funds II, that are subadvised by Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended February 29, 2008, were equivalent to an annual effective rate of 0.76% of the Fund’s average daily net assets.

Expense reimbursements

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.10% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

In addition, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.35% for Class A shares, 2.05% for Class B, 2.05% for Class C, 0.95% for Class I and 1.45% for Class R1. Accordingly, the expense reductions or reimbursements related to this agreement were $105,283, $16,541, $32,283, $18,472 and $16,429 for Class A, Class B, Class C, Class I and Class R1, respectively for the year ended February 29, 2008. The expense reimbursements and limits will continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Fund administration fees

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the year ended February 29, 2008, were $10,610 with an annual effective rate of 0.04% of the Fund’s average daily net assets.

Distribution and shareholder servicing fees

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 average daily net asset value for certain other services. There were no Service Plan fees incurred for the year ended February 29, 2008.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the year ended February 29, 2008, the Fund was informed that the Distributor received net up-front sales charges of $56,437 with regard to sales

U.S. Core Fund | Annual report

34

of Class A shares. Of this amount, $9,186 was retained and used for printing prospectuses, advertising, sales literature and other purposes; $47,209 was paid as sales commissions to unrelated broker-dealers; and $42 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended February 29, 2008, CDSCs received by Distributor amounted to $1,352 for Class B shares and $611 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class R1 shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the year ended February 29, 2008.

In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the year ended February 29, 2008, the transfer agent fees reductions for Class R1 were $175.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended February 29, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $101 for transfer agent credits earned.

Class level expenses for the year ended February 29, 2008, were as follows:

	Distribution and	Transfer	Blue	Printing and
Share class	service fees	agent fees	sky fees	postage fees

Class A	$60,215	$14,155	$15,342	$6,099
Class B	3,359	683	14,720	3
Class C	36,483	3,706	14,719	1,438
Class I	—	80	17,698	59
Class R1	571	233	15,876	3
Total	$100,628	$18,857	$78,355	$7,602

Annual report | U.S. Core Fund

35

4. Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

5. Line of credit

The Fund has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% .

In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. Effective October 15, 2007, the commitment fee was changed from 0.07% to 0.05% . For the year ended February 29, 2008, there were no borrowings under the line of credit.

6. Fund share transactions

Share activities for the Fund for the period ended February 28, 2007, and the year ended February 29, 2008, were as follows:

	Period ended 2-28-07[1]		Year ended 2-29-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	864,514	$17,543,185	106,396	$2,395,336
Distributions reinvested	10,725	239,263	43,986	939,554
Repurchased	(2,906)	(65,923)	(117,140)	(2,611,267)
Net increase (decrease)	872,333	$17,716,525	33,242	$723,623

Class B shares

Sold	13,046	$278,326	5,003	$110,340
Distributions reinvested	94	2,087	640	13,671
Repurchased	(292)	(6,586)	(1,099)	(25,142)
Net increase (decrease)	12,848	$273,827	4,544	$98,869

Class C shares

Sold	147,710	$3,240,381	31,279	$715,779
Distributions reinvested	1,205	26,878	7,433	158,760
Repurchased	(5,402)	(121,094)	(19,244)	(404,858)
Net increase (decrease)	143,513	$3,146,165	19,468	$469,681

Class I shares

Sold	5,545	$111,000	14,516	$326,350
Distributions reinvested	82	1,835	1,116	23,848
Repurchased	—	—	(12,136)	(253,563)
Net increase (decrease)	5,627	$112,835	3,496	$96,635

Class R1 shares

Sold	5,000	$100,000	—	—
Distributions reinvested	62	1,390	257	5,478
Net increase (decrease)	5,062	$101,390	257	$5,478

Net increase (decrease)	1,039,383	$21,350,742	61,007	$1,394,286

1Period from 6-12-06 (commencement of operations) to 2-28-07.

7. Purchases and sales of securities and obligations of the U.S. government, during Purchases and proceeds from sales or maturities the year ended February 29, 2008, aggregated of securities, other than short-term securities $19,186,533 and $18,750,220, respectively.

U.S. Core Fund | Annual report

36

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock U.S. Core Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock U.S. Core Fund (the Fund) at February 29, 2008, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at February 29, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 18, 2008

Annual report | U.S. Core Fund

37

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 29, 2008.

The Fund has designated distributions to shareholders of $386,839 as a long-term capital gain dividend. With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 29, 2008, 100.00% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

U.S. Core Fund | Annual report

38

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2006	55

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2006	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle
Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance)
(since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New
Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000),
Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas
Commerce Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes
Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2006	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2006	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Annual report | U.S. Core Fund

39

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2006	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2006	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2006	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

U.S. Core Fund | Annual report

40

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Annual report | U.S. Core Fund

41

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2006

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

U.S. Core Fund | Annual report

42

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
601 Congress Street	2 Avenue de Lafayette	Preston Gates Ellis LLP
Boston, MA 02210-2805	Boston, MA 02111	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
Grantham, Mayo,	John Hancock Signature	Independent registered
Van Otterloo & Co. LLC	Services, Inc.	public accounting firm
40 Rowes Wharf	P.O. Box 9510	PricewaterhouseCoopers LLP
Boston, MA 02110	Portsmouth, NH 03802-9510	125 High Street
Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Annual report | U.S. Core Fund

43

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Core Fund.	6500A	2/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		4/08

John Hancock

MUTUAL FUNDS

John Hancock
International Core Fund

Annual Report

2.29.08

Discussion of Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

The year ended February 29, 2008, was a challenging one for international markets. While foreign stocks continued to outperform U.S. equities, share prices weakened notably in the final four months of the period, as a slew of unfavorable economic and corporate earnings data built a convincing case that a serious U.S.-centered slowdown was, in fact, occurring, and that the fallout from the subprime mortgage crisis was by no means as contained as investors had previously hoped. Against this backdrop, the MSCI EAFE Net Total Return Index returned 0.84%, while the average foreign large value fund monitored by Morningstar Inc. gained –1.23% .

“The year ended February 29,
2008, was a challenging one for
international markets. “

During the past year, John Hancock International Core Fund’s Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares returned –0.76%, –1.48%, –1.48%, –0.33%, –0.82%, –0.25% and –0.20%, respectively, at net asset value. During this period, the Fund’s momentum criteria worked better than its valuation parameters.

Among countries, the Fund received its biggest boosts from Canada, Italy and Japan. The largest Canada-based contributor was fertilizer maker Potash Corp. of Saskatchewan, Inc. Another Canadian standout was Research In Motion, Ltd. (RIM), maker of the popular BlackBerry handheld messaging device. Other contributors included U.K.-based Rio Tinto PLC, a mining company, and Dutch bank ABM AMRO Holding N.V. Not owning benchmark component UBS AG, a Swiss bank hurt by the subprime mortgage crisis, was beneficial as well. Conversely, the Fund’s two largest detractors were U.K. holdings: Royal Bank of Scotland Group PLC and drug stock GlaxoSmithKline PLC. Another drug holding, France-based Sanofi-Aventis SA, struggled despite what we considered an attractive valuation. Underweighting strong-performing Australian mining stock BHP Billiton, Ltd. and overweighting Japanese automaker Honda Motor Company, Ltd. further hurt performance.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International Core Fund | Annual report

A look at performance

For the periods ended February 29, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A1,2	9-16-05	–5.72%	—	—	10.00%	–5.72%	—	—	26.33%

B	6-12-06	–5.99	—	—	8.57	–5.99	—	—	15.22

C	6-12-06	–2.38	—	—	10.75	–2.38	—	—	19.25

I3	6-12-06	–0.33	—	—	12.01	–0.33	—	—	21.58

R1[3]	6-12-06	–0.82	—	—	11.33	–0.82	—	—	20.32

1[3]	11-6-06	–0.25	—	—	5.91	–0.25	—	—	7.84

NAV[3]	8-29-06	–0.20	—	—	7.63	–0.20	—	—	11.68

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-08. The net expenses are as follows: Class A — 1.61%, Class B — 2.39%, Class C — 2.39%, Class I — 1.20%, Class R1 — 1.94%, Class 1 — 1.14% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.23%, Class B — 6.83%, Class C — 3.72%, Class I — 12.52%, Class R1 — 20.40%, Class 1 — 1.23% . For Class NAV, the net expense equals the gross expense and is 1.08% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 Effective June 12, 2006, shareholders of the former GMO International Disciplined Equity Fund (the Predecessor Fund) became owners of that number of full and fractional shares of John Hancock International Core Fund Class A. Additionally, the accounting and performance history of the former GMO International Disciplined Equity Fund was redesignated as that of John Hancock International Core Fund Class A.

2 Class A performance linked back to the Predecessor Fund.

3 For certain types of investors as described in the Fund’s Class I, Class R1, Class 1 and Class NAV share prospectuses.

Annual report | International Core Fund

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in International Core Fund Class A1 shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI EAFE Net Total Return Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$11,922	$11,522	$12,254

C3	6-12-06	11,925	11,925	12,254

I4	6-12-06	12,158	12,158	12,254

R1[4]	6-12-06	12,032	12,032	12,254

1[4]	11-6-06	10,784	10,784	10,893

NAV[4]	8-29-06	11,168	11,168	11,399

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares, respectively, as of February 29, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Net Total Return Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index is designed to measure developed market equity performance, excluding the U.S. and Canada. As of June 2006, the MSCI EAFE Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom. Returns are calculated and presented net of withholding tax.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 Class A performance linked back to the Predecessor Fund.

2 NAV represents net asset value and POP represents public offering price.

3 No contingent deferred sales charge applicable.

4 For certain types of investors as described in the Fund’s Class I, Class R1, Class 1 and Class NAV share prospectuses.

International Core Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■  Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■  Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008.

	Account value	Ending value	Expenses paid during period
	on 9-1-07	on 2-29-08	on 2-29-08[1]

Class A	$1,000.00	$930.10	$7.87

Class B	1,000.00	926.66	11.54

Class C	1,000.00	926.90	11.50

Class I	1,000.00	932.30	5.67

Class R1	1,000.00	931.03	7.06

Class 1	1,000.00	932.47	5.48

Class NAV	1,000.00	932.87	5.19

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Core Fund

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-07	on 2-29-08	on 2-29-08[1]

Class A	$1,000.00	$1,016.71	$8.22

Class B	1,000.00	1,012.88	12.06

Class C	1,000.00	1,012.93	12.01

Class I	1,000.00	1,019.00	5.92

Class R1	1,000.00	1,017.55	7.37

Class 1	1,000.00	1,019.19	5.72

Class NAV	1,000.00	1,019.49	5.42

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.64%, 2.41%, 2.40%, 1.18%, 1.47%, 1.14% and 1.08% for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV, respectively, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half year/366 (to reflect the one-half year period).

International Core Fund | Annual report

Portfolio summary

Top 10 holdings[1]

GlaxoSmithKline PLC	3.6%	Eni SpA	2.6%

Vodafone Group PLC	3.4%	Novartis AG	2.3%

Total SA	3.2%	Rio Tinto PLC	1.7%

Nokia AB Oyj	3.0%	Royal Bank of Scotland Group PLC	1.6%

Sanofi-Aventis SA	2.8%	ING Groep NV	1.4%

Sector distribution[1]

Consumer non-cyclical	16%	Basic materials	9%

Financial	14%	Industrial	8%

Consumer cyclical	12%	Utilities	4%

Energy	11%	Technology	2%

Communications	10%	Other	14%

1As a percentage of net assets on February 29, 2008.

Annual report | International Core Fund

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-29-08

This schedule is divided into four main categories: common stocks, preferred stocks, short-term investments and repurchase agreements. Common stocks and preferred stocks are further broken down by country. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 94.10%		$1,558,995,008

(Cost $1,499,281,583)

Australia 4.85%		80,272,886

Australia and New Zealand Banking Group, Ltd. (a)	237,471	4,792,014

Australian Stock Exchange, Ltd.	24,466	940,659

BHP Billiton, Ltd.	322,683	11,675,552

Bluescope Steel, Ltd. (a)	321,766	3,218,669

CSL, Ltd. (a)	127,523	4,277,047

Fortescue Metals Group, Ltd. *	150,679	1,068,151

Foster’s Group, Ltd. (a)	346,465	1,706,984

Incitec Pivot, Ltd.	6,922	940,161

Leighton Holdings, Ltd. (a)	56,306	2,360,403

Macquarie Group, Ltd. (a)	21,259	1,061,683

Mirvac Group, Ltd.	596,676	2,115,061

Newcrest Mining, Ltd.	76,164	2,647,957

Qantas Airways, Ltd. (a)	300,772	1,169,781

QBE Insurance Group, Ltd.	40,666	841,125

Stockland Company, Ltd. (a)	750,276	4,855,452

Suncorp-Metway, Ltd. (a)	439,159	5,633,631

TABCORP Holdings, Ltd. (a)	226,226	3,189,167

Telstra Corp., Ltd. (a)	1,313,330	5,903,919

Westpac Banking Corp., Ltd. (a)	284,859	6,092,743

Woodside Petroleum, Ltd. (a)	191,463	10,011,878

Woolworths, Ltd.	153,635	4,103,146

Zinifex, Ltd.	165,755	1,667,703

Austria 0.12%		2,011,145

OMV AG	27,834	2,011,145

Belgium 1.16%		19,159,339

Belgacom SA	24,874	1,191,266

Colruyt SA	3,066	749,170

Delhaize Group	10,889	824,651

Dexia (a)	271,408	6,380,839

Fortis Group SA	340,709	7,527,067

Solvay SA (a)	8,778	1,103,141

UCB SA	29,180	1,383,205

See notes to financial statements

International Core Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Canada 3.05%		$50,612,527

Barrick Gold Corp.	33,100	1,721,839

BCE, Inc.	50,388	1,826,101

Canadian Imperial Bank of Commerce	50,470	3,424,832

Canadian Natural Resources, Ltd.	45,537	3,412,557

Canadian Pacific Railway, Ltd.	11,500	835,875

EnCana Corp.	83,497	6,365,029

Magna International, Inc.	30,600	2,244,052

National Bank of Canada (a)	83,465	4,119,614

Potash Corp. of Saskatchewan, Inc.	86,100	13,688,522

Research In Motion, Ltd. *	99,300	10,344,149

Sun Life Financial, Inc.	54,900	2,629,957

Denmark 0.49%		8,117,656

A P Moller Maersk AS, Series A	87	897,996

FLS Industries AS, B Shares	29,550	2,758,987

Novo Nordisk AS	32,900	2,250,635

Vestas Wind Systems AS *	21,800	2,210,038

Finland 4.20%		69,583,976

Fortum Corp. Oyj	95,228	3,976,022

Metra Oyj, B Shares	19,800	1,353,458

Neste Oil Oyj (a)	82,084	2,872,050

Nokia AB Oyj	1,358,607	48,811,467

Outokumpu Oyj (a)	91,904	3,485,826

Rautaruukki Oyj (a)	81,209	3,540,742

Sampo Oyj, A Shares	204,287	5,544,411

France 10.01%		165,911,053

Air Liquide	11,615	1,643,792

Alstom	37,500	7,880,981

BNP Paribas SA	114,165	10,206,345

Bouygues SA	35,943	2,454,913

Casino Guich-Perrachon SA	34,335	3,883,537

Compagnie de Saint-Gobain SA	34,715	2,713,826

Compagnie Generale des Etablissements Michelin, Class B	15,410	1,517,736

Credit Agricole SA	33,770	916,006

Electricite de France	20,271	1,890,676

Essilor International SA	21,430	1,272,466

France Telecom SA	266,145	8,934,247

Hermes International SA	11,601	1,357,711

L’Oreal SA	21,622	2,565,922

Pernod-Ricard SA	14	1,481

PSA Peugeot Citroen SA	114,059	8,670,677

Renault Regie Nationale SA	48,565	5,188,999

Sanofi-Aventis SA	624,670	46,170,980

Societe Generale NV — New Shares*	10,582	1,162,790

Societe Generale	42,330	4,529,280

Total SA	703,132	52,948,688

See notes to financial statements

Annual report | International Core Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Germany 8.16%		$135,115,941

Adidas-Salomon AG	48,679	3,088,967

Allianz AG	21,271	3,682,646

BASF AG	95,384	12,136,584

Bayer AG	74,877	5,765,891

Bayerische Motoren Werke (BMW) AG	89,416	4,901,199

DaimlerChrysler AG (a)	161,050	13,517,845

Deutsche Bank AG	23,480	2,622,216

Deutsche Boerse AG	43,796	6,941,903

Deutsche Post AG	33,698	1,121,080

E.ON AG	69,370	13,037,597

K&S AG	14,071	4,094,299

Linde AG	14,299	1,902,475

MAN AG	35,314	4,648,369

Muenchener Rueckversicherungs-Gesellschaft AG	45,388	7,999,051

Q-Cells AG * (a)	34,896	2,803,785

RWE AG	36,306	4,391,000

Salzgitter AG	33,438	5,900,353

SAP AG	138,410	6,622,290

Siemens AG	72,334	9,313,734

Suedzucker AG (a)	49,851	1,095,980

Thyssen Krupp AG	99,321	5,713,189

Volkswagen AG	50,084	11,384,133

Wacker Chemie AG	11,397	2,431,355

Greece 0.13%		2,126,037

National Bank of Greece SA	39,238	2,126,037

Hong Kong 1.91%		31,677,154

CLP Holdings, Ltd. (a)	1,140,199	8,913,084

Esprit Holdings, Ltd.	179,000	2,233,782

Hang Seng Bank, Ltd.	59,700	1,131,516

Henderson Land Development Company, Ltd.	133,000	1,032,584

Hong Kong & China Gas Company, Ltd.	334,000	964,165

Hong Kong Electric Holdings, Ltd. (a)	873,854	4,915,395

Hong Kong Exchange & Clearing, Ltd.	346,500	6,586,829

Noble Group, Ltd. (a)	518,361	811,245

Sun Hung Kai Properties, Ltd.	230,000	4,022,502

Yue Yuen Industrial Holdings, Ltd. (a)	360,218	1,066,052

Ireland 0.49%		8,111,452

Bank of Ireland	113,392	1,595,113

CRH PLC	146,326	5,438,291

Kerry Group PLC	34,358	1,078,048

See notes to financial statements

International Core Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Italy 3.09%		$51,214,190

Enel SpA	310,819	3,353,848

Eni SpA	1,254,342	43,313,919

Fiat SpA, RNC	39,512	660,327

Fondiaria-Sai SpA	20,600	626,974

Italcementi SpA, RNC	36,738	558,724

Luxottica Group SpA (a)	46,514	1,281,405

Mediaset SpA	157,127	1,418,993

Japan 19.90%		329,764,519

Acom Company, Ltd.	41,180	1,191,122

Aisin Seiki Company (a)	24,000	955,976

Alps Electric Company, Ltd. (a)	46	538

Asahi Breweries, Ltd.	53,200	994,414

Astellas Pharmaceuticals, Inc.	62,400	2,727,239

Cosmo Oil Company, Ltd. (a)	421,000	1,391,180

Daiichi Sankyo Company, Ltd.	201,053	6,239,374

Daikin Industries, Ltd.	101,000	4,544,745

Dena Company, Ltd. *	165	1,069,140

Denso Corp.	42,800	1,597,789

Eisai Company, Ltd.	56,280	2,029,705

Fanuc, Ltd.	26,100	2,433,272

Fast Retailing Company, Ltd. (a)	31,100	2,297,431

Fuji Heavy Industries, Ltd.	340,116	1,483,747

Haseko Corp. * (a)	130,847	197,350

Hitachi, Ltd.	384,000	2,782,394

Hokkaido Electric Power Company, Inc.	88,699	1,986,261

Honda Motor Company, Ltd.	633,812	19,347,316

Hoya Corp.	122,700	3,113,259

Ibiden Company, Ltd.	44,500	2,124,910

Inpex Holdings, Inc.	145	1,629,150

Isuzu Motors, Ltd.	141,542	644,545

Itochu Corp.	1,053,047	11,088,953

Japan Real Estate Investment Corp., REIT (a)	126	1,402,139

JFE Holdings, Inc.	90,800	4,045,846

Kao Corp. (a)	150,050	4,619,710

Kawasaki Kisen Kaisha, Ltd. (a)	593,000	6,015,400

Keyence Corp.	9,100	2,123,311

Komatsu, Ltd.	215,100	5,464,503

Konami Corp. (a)	51,323	1,699,449

Konica Minolta Holdings, Inc.	177,500	2,514,669

Kyushu Electric Power Company, Inc.	87,580	2,206,647

Marubeni Corp.	992,824	7,516,767

Matsushita Electric Industrial Company, Ltd.	111,000	2,337,814

Mitsubishi Corp.	519,095	15,837,829

Mitsubishi Electric Corp.	255,000	2,335,661

See notes to financial statements

Annual report | International Core Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Japan (continued)

Mitsubishi Estate Company, Ltd.	81,404	$1,983,854

Mitsui & Company, Ltd.	523,560	11,386,084

Mitsui O.S.K. Lines, Ltd.	399,000	5,182,162

Mitsui Trust Holdings, Inc.	675,553	4,656,880

Mitsumi Electric Company, Ltd. (a)	32,300	1,003,774

Murata Manufacturing Company, Ltd.	23,500	1,275,062

NGK INSULATORS, LTD. (a)	109,000	2,475,162

Nidec Corp.	15,600	1,033,739

Nikon Corp. (a)	119,000	3,333,191

Nintendo Company, Ltd.	32,900	16,380,754

Nippon Building Fund, Inc., REIT	137	1,685,509

Nippon Mining Holdings, Inc.	535,000	3,168,724

Nippon Oil Corp.	812,000	5,539,199

Nippon Steel Corp.	546,000	2,872,614

Nippon Telegraph & Telephone Corp.	1,565	6,824,548

Nippon Yusen Kabushiki Kaisha (a)	503,000	4,647,932

Nissan Motor Company, Ltd.	1,261,500	11,344,634

Nitto Denko Corp.	19,100	929,943

Nomura Research Institute, Ltd. (a)	40,700	1,159,180

NTT DoCoMo, Inc.	5,794	8,488,613

Olympus Optical Company, Ltd. (a)	48,000	1,405,518

Osaka Gas Company, Ltd.	1,740,120	6,981,967

Resona Holdings, Inc. (a)	4,188	6,774,150

Ricoh Company, Ltd.	257,000	4,127,452

Rohm Company, Ltd.	12,700	926,281

SBI Holdings, Inc. (a)	7,172	1,756,482

Secom Company, Ltd. (a)	22,100	1,114,481

SEGA SAMMY HOLDINGS, INC. (a)	208,300	2,298,201

Seven & I Holdings Company, Ltd. (a)	388,700	9,665,126

Shin-Etsu Chemical Company, Ltd.	153,800	8,300,022

Shinko Securities Company, Ltd.	196,000	672,668

Shiseido Company, Ltd.	41,000	934,345

Showa Shell Sekiyu K.K. (a)	158,800	1,611,063

Sojitz Holdings Corp.	1,326,000	4,970,544

Sony Corp.	69,000	3,259,780

Sumco Corp.	124,700	2,757,567

Sumitomo Chemical Company, Ltd.	182,000	1,259,863

Sumitomo Corp.	328,596	4,725,601

Sumitomo Electric Industries, Ltd.	68,200	1,009,225

Taisho Pharmaceuticals Company, Ltd.	44,790	912,747

Takeda Pharmaceutical Company, Ltd.	256,189	14,295,090

Takefuji Corp. (a)	118,290	2,987,773

TDK Corp.	51,600	3,667,867

Terumo Corp.	50,200	2,725,726

The Japan Steel Works, Ltd. (a)	166,000	2,697,637

See notes to financial statements

International Core Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Japan (continued)

The Tokyo Electric Power Company, Ltd.	79,439	$2,040,951

Tokyo Gas Company, Ltd.	469,397	2,105,610

Tokyu Land Corp.	164,000	1,105,371

TonenGeneral Sekiyu K.K. (a)	121,133	1,149,972

Toshiba Corp.	408,000	3,060,298

Yahoo Japan Corp.	3,260	1,449,407

Yamada Denki Company, Ltd.	18,920	1,654,621

Luxembourg 0.69%		11,386,156

ArcelorMittal	149,959	11,386,156

Netherlands 3.78%		62,638,592

Aegon NV	665,325	9,936,252

DSM NV	59,695	2,626,963

Heineken Holding NV	28,268	1,437,191

Heineken NV	138,273	7,798,665

ING Groep NV	672,195	22,338,189

Reed Elsevier NV	219,299	4,074,150

Royal Dutch Shell PLC, A Shares EUR	327,014	11,693,875

TNT Post Group NV	37,942	1,494,249

TomTom NV * (a)	26,440	1,239,058

Norway 0.59%		9,794,032

Den Norske Bank ASA	97,700	1,429,116

Statoil ASA	274,518	8,364,916

Singapore 2.04%		33,724,663

Capitaland, Ltd. *	280,000	1,237,052

City Developments, Ltd.	72,000	604,278

Cosco Corp. Singapore, Ltd.	908,600	2,577,690

K-REIT Asia *	46,908	55,148

Neptune Orient Lines, Ltd. (a)	577,488	1,262,014

Oversea-Chinese Banking Corp., Ltd.	643,000	3,468,687

SembCorp Industries, Ltd.	396,802	1,334,181

SembCorp Marine, Ltd. (a)	1,157,573	2,964,554

Singapore Exchange, Ltd. (a)	437,000	2,542,745

Singapore Press Holdings, Ltd. (a)	769,000	2,396,267

Singapore Telecommunications, Ltd.	4,146,350	11,218,964

United Overseas Bank, Ltd.	193,000	2,447,118

Wilmar International, Ltd. (a)	522,000	1,615,965

Spain 1.92%		31,785,689

Gas Natural SDG SA	39,851	2,414,716

Iberdrola SA	246,931	3,566,379

Industria de Diseno Textil SA	55,517	2,862,103

Repsol YPF SA	259,557	8,953,851

Telefonica SA	483,424	13,988,640

See notes to financial statements

Annual report | International Core Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Sweden 1.26%		$20,952,916

Hennes & Mauritz AB, B shares (a)	98,450	5,521,877

Investor AB, B shares (a)	287,600	6,083,440

Scania AB, Series B *	120,100	2,897,454

SKF AB, B Shares * (a)	115,600	2,126,084

Svenska Handelsbanken AB, Series A (a)	67,100	1,869,327

Swedbank AB, A shares (a)	51,400	1,389,231

Tele2 AB, Series B	60,620	1,065,503

Switzerland 5.92%		98,002,005

ABB, Ltd. (a)	418,546	10,427,777

Compagnie Financiere Richemont AG, Series A *	57,283	3,316,037

Nestle SA	39,327	18,770,316

Novartis AG (a)	768,587	37,962,657

Roche Holdings AG — Genusschein	38,903	7,629,204

Swatch Group AG, BR shares	8,824	2,590,062

Swiss Re	66,385	5,320,983

Syngenta AG *	8,817	2,534,970

Synthes AG (a)	7,112	996,686

Zurich Financial Services AG	27,041	8,453,313

United Kingdom 20.34%		337,033,080

3i Group PLC	393,174	6,354,379

Alliance & Leicester PLC	95,433	1,058,410

AMEC PLC	179,435	2,737,169

Antofagasta PLC	110,784	1,765,708

Associated British Foods PLC	61,455	1,029,743

AstraZeneca Group PLC	509,680	19,050,494

Aviva PLC	315,781	3,806,239

Barclays PLC	700,199	6,562,476

BG Group PLC	587,891	13,857,180

BHP Billiton PLC	357,187	11,426,454

Biffa PLC	111	762

British American Tobacco PLC	93,057	3,489,332

Cadbury Schweppes PLC	162,871	1,812,945

Capita Group PLC *	179,156	2,321,384

Centrica PLC	70,541	450,384

Diageo PLC	188,305	3,847,987

GlaxoSmithKline PLC	2,749,055	60,008,031

HBOS PLC	654,888	7,782,025

Home Retail Group	553,425	2,826,932

ICAP PLC	78,176	973,407

Imperial Tobacco Group PLC	151,536	7,014,950

International Power PLC	330,279	2,481,328

Kingfisher PLC	512,023	1,321,736

Ladbrokes PLC	311,943	1,873,179

London Stock Exchange Group PLC	31,494	844,562

See notes to financial statements

International Core Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

United Kingdom (continued)

Next Group PLC	102,537	$2,600,527

Old Mutual PLC	1,139,012	2,813,439

Reckitt Benckiser PLC	76,953	4,150,931

Reed Elsevier PLC * (a)	146,035	1,837,981

Reuters Group PLC	215,756	2,548,080

Rio Tinto PLC	252,295	28,385,070

Royal Bank of Scotland Group PLC	3,419,466	25,852,923

Royal Dutch Shell PLC, A Shares, GBP	440,387	15,746,641

Royal Dutch Shell PLC, B Shares, GBP	162,810	5,711,679

SABMiller PLC	68,926	1,431,984

Scottish & Southern Energy PLC	121,440	3,550,987

Smith & Nephew PLC	106,314	1,381,351

Taylor Woodrow PLC	890,383	3,012,914

Tesco PLC	417,399	3,298,446

The Sage Group PLC	192,857	751,838

Tullow Oil PLC	84,957	1,053,155

Unilever PLC	154,381	4,863,964

United Utilities PLC	149,177	2,042,710

Vedanta Resources PLC	40,711	1,751,436

Vodafone Group PLC	17,589,501	56,628,722

Wolseley PLC	238,710	2,921,106

Preferred stocks 0.51%		$8,385,319

(Cost $5,866,028)

Germany 0.51%		8,385,319

Bayerische Motoren Werke (BMW) AG	10,400	481,090

Porsche Automobil Holding SE	2,297	3,937,016

Volkswagen AG	28,509	3,967,213

	Principal
	amount

Short-term investments 12.17%		$201,621,129

(Cost $201,621,129)

John Hancock Cash Investment Trust, 3.5681% (c)(f)	$201,621,129	201,621,129

See notes to financial statements

Annual report | International Core Fund

F I N A N C I A L  S T A T E M E N T S

	Principal
Issuer	amount	Value

Repurchase agreements 4.11%		$68,140,000

(Cost $68,140,000)

Repurchase Agreement with State Street Corp. dated 2-29-08
at 2.35% to be repurchased at $68,153,344 on 3-3-08,
collateralized by $69,245,000 Federal National Mortgage
Association, 6.30%, due 12-21-26 (valued at $69,504,669,
including interest)	$68,140,000	68,140,000

Total investments (Cost $1,774,908,740)† 110.89%		$1,837,141,456

Liabilities in excess of other assets (10.89%)		($180,483,109)

Total net assets 100.00%		$1,656,658,347

Percentages are stated as a percent of net assets.

The portfolio had the following five top industry concentrations as of February 29, 2008 (as a percentage of total net assets):

Telecommunications equipment & services	9.44%
International oil	9.02%
Pharmaceuticals	8.46%
Banking	6.31%
Automobiles	5.34%

ADR American Depositary Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

SBI Shares Beneficial Interest

* Non-income producing.

(a) All or a portion of this security was out on loan.

(c) Investment is an affiliate of the Trust’s adviser or subadviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

† At February 29, 2008, the aggregate cost of investment securities for federal income tax purposes was $1,777,068,135. Net unrealized appreciation aggregated $60,073,321, of which $183,406,564 related to appreciated investment securities and $123,333,243 related to depreciated investment securities.

See notes to financial statements

International Core Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $1,505,147,611)
including $192,020,123 of securities loaned (Note 2)	$1,567,380,327
Repurchase agreement, at value (cost $68,140,000) (Note 2)	68,140,000
Investments in affiliated issuers, at value (cost $201,621,129) (Note 2)	201,621,129

Total investments, at value (cost $1,774,908,740)	1,837,141,456
Cash	738
Foreign currency, at value (cost $521,164)	532,556
Cash collateral at broker for futures contracts	20,700,000
Receivable for forward foreign currency exchange contracts (Note 2)	11,555,061
Receivable for fund shares sold	227,456
Dividends and interest receivable (net of tax)	4,369,698
Receivable for security lending income	88,934
Receivable due from adviser	109,253
Other assets	14,208

Total assets	1,874,739,360

Liabilities

Payable for investments purchased	763,518
Payable for forward foreign currency exchange contracts (Note 2)	6,277,161
Payable for fund shares repurchased	6,904,658
Payable upon return of securities loaned (Note 2)	201,621,129
Payable for futures variation margin	1,468,547
Payable to affiliates
Fund administration fees	30,899
Transfer agent fees	88,686
Distribution and service fees	50,184
Trustees’ fees	4,530
Other payables and accrued expenses	871,701

Total liabilities	218,081,013

Net assets

Capital paid-in	$1,556,886,295
Undistributed net investment income	14,685,496
Accumulated undistributed net realized gain (loss) on investments,
futures contracts and foreign currency transactions	30,809,644
Net unrealized appreciation (depreciation) on investments,
futures contracts, and translation of assets and liabilities in foreign currencies	54,276,912

Net assets	$1,656,658,347

See notes to financial statements

Annual report | International Core Fund

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Fund has an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A

Net assets	$130,075,228
Shares outstanding	3,329,870
Net asset value and redemption price per share	$39.06

Class B1

Net assets	$19,563,497
Shares outstanding	504,201
Net asset value and offering price per share	$38.80

Class C1

Net assets	$15,386,093
Shares outstanding	396,486
Net asset value and offering price per share	$38.81

Class I

Net assets	$2,874,926
Shares outstanding	73,349
Net asset value, offering price and redemption price per share	$39.20

Class R1

Net assets	$164,876
Shares outstanding	4,235
Net asset value, offering price and redemption price per share	$38.94[2]

Class 1

Net assets	$73,862,085
Shares outstanding	1,883,471
Net asset value, offering price and redemption price per share	$39.22

Class NAV

Net assets	$1,414,731,642
Shares outstanding	36,084,644
Net asset value, offering price and redemption price per share	$39.21

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[3]	$41.12

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on February 29, 2008.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

International Core Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 2-29-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$50,922,611
Interest	2,624,326
Securities lending	1,325,527
Income from affiliated issuers	221,730
Less foreign taxes withheld	(4,674,751)
Total investment income	50,419,443

Expenses

Investment management fees (Note 3)	14,353,461
Distribution and service fees (Note 3)	676,146
Transfer agent fees (Note 3)	270,229
Fund administration fees (Note 3)	546,691
Blue sky fees (Note 3)	91,680
Audit and legal fees	691,228
Printing and postage fees (Note 3)	47,455
Custodian fees	2,033,568
Trustees’ fees (Note 4)	102,117
Registration and filing fees	212,176
Miscellaneous	19,247
Total expenses	19,043,998
Less expense reductions (Note 3)	(422,236)

Net expenses	18,621,762

Net investment income	31,797,681

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	140,187,611
Futures contracts	11,013,631
Foreign currency transactions	8,665,323
159,866,565
Change in net unrealized appreciation (depreciation) of

Investments in unaffiliated issuers	(201,319,466)
Futures contracts	(13,608,559)
Translation of assets and liabilities in foreign currencies	3,955,638
(210,972,387)
Net realized and unrealized gain (loss)	(51,105,822)

Increase (decrease) in net assets from operations	($19,308,141)

See notes to financial statements

Annual report | International Core Fund

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-07	2-29-08

Increase (decrease) in net assets

From operations
Net investment income	$2,484,546	$31,797,681
Net realized gain (loss)	36,328,435	159,866,565
Change in net unrealized appreciation (depreciation)	101,813,528	(210,972,387)

Increase (decrease) in net assets resulting from operations	140,626,509	(19,308,141)

Distributions to shareholders
From net investment income
Class A	—	(1,428,621)
Class B	—	(84,722)
Class C	—	(64,270)
Class I	—	(34,527)
Class R1	—	(1,255)
Class 1	(56,793)	(1,180,905)
Class NAV	(986,755)	(20,701,580)
From net realized gain
Class A	(73,495)	(12,052,892)
Class B	(6,331)	(1,960,810)
Class C	(22,267)	(1,487,649)
Class I	(1,930)	(206,228)
Class R1	(1,056)	(10,954)
Class 1	(731,024)	(6,868,892)
Class NAV	(10,547,441)	(116,609,468)

Total distributions	(12,427,092)	(162,692,773)

From Fund share transactions (Note 6)	1,198,322,023	495,364,086

Total increase (decrease)	1,326,521,440	313,363,172

Net assets

Beginning of year	16,773,735	1,343,295,175

End of year	$1,343,295,175	$1,656,658,347

Undistributed net investment income (loss)	($4,292,153)	$14,685,496

See notes to financial statements

International Core Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-06[1]	2-28-07[2]	2-29-08

Per share operating performance

Net asset value, beginning of period	$32.60	$36.26	$43.30
Net investment income (loss)[3]	0.19	0.63	0.35
Net realized and unrealized gain
(loss) on investments	3.47	6.79	(0.35)
Total from investment operations	3.66	7.42	—
Less distributions
From net investment income	—	—	(0.45)
From net realized gain	—	(0.38)	(3.79)
	—	(0.38)	(4.24)
Net asset value, end of period	$36.26	$43.30	$39.06
Total return[4] (%)	11.23[5,6]	20.48[6,7]	(0.76)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$12	$130
Ratios (as a percentage of average net assets):
Expenses before reductions	2.22[8]	2.23	1.68
Expenses net of fee waivers, if any	0.55[8]	1.40	1.65
Expenses net of all fee waivers and credits	0.55[8]	1.40	1.65
Net investment income (loss)	1.23[8]	1.58	0.78
Portfolio turnover (%)	22[5]	37	50[9]

1 Class A shares began operations on 9-16-05.

2 Effective June 12, 2006, shareholders of the former GMO International Disciplined Equity Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock International Core Fund. Additionally, the accounting and performance history of the former GMO International Disciplined Equity Fund was redesignated as that of John Hancock International Core Fund Class A.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Assumes dividend reinvestment.

7 Class A returns linked back to the Predecessor Fund.

8 Annualized.

9 Excludes merger activity.

See notes to financial statements

Annual report | International Core Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$35.92	$43.08
Net investment income (loss)[2]	(0.25)	— [3]
Net realized and unrealized gain
(loss) on investments	7.79	(0.33)
Total from investment operations	7.54	(0.33)
Less distributions
From net investment income	—	(0.16)
From net realized gain	(0.38)	(3.79)
	(0.38)	(3.95)
Net asset value, end of period	$43.08	$38.80
Total return[4,5] (%)	21.01[6]	(1.48)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	6.83[7]	2.48
Expenses net of fee waivers, if any	2.39[7]	2.41
Expenses net of all fee waivers and credits	2.39[7]	2.40
Net investment income (loss)	(0.84)[7]	— [8]
Portfolio turnover (%)	37[6]	50[9]

1 Class B shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

8 Less than 0.01% .

9 Excludes merger activity.

See notes to financial statements

International Core Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$35.92	$43.09
Net investment income (loss)[2]	(0.24)	0.13
Net realized and unrealized gain
(loss) on investments	7.79	(0.46)
Total from investment operations	7.55	(0.33)
Less distributions
From net investment income	—	(0.16)
From net realized gain	(0.38)	(3.79)
	(0.38)	(3.95)
Net asset value, end of period	$43.09	$38.81
Total return[3,4] (%)	21.04[5]	(1.48)

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	3.72[6]	2.49
Expenses net of fee waivers, if any	2.39[6]	2.40
Expenses net of all fee waivers and credits	2.39[6]	2.40
Net investment income (loss)	(0.79)[6]	0.28
Portfolio turnover (%)	37[5]	50[7]

1 Class C shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Annualized.

7 Excludes merger activity.

See notes to financial statements

Annual report | International Core Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$35.92	$43.43
Net investment income (loss)[2]	0.16	0.55
Net realized and unrealized gain
(loss) on investments	7.73	(0.35)
Total from investment operations	7.89	0.20
Less distributions
From net investment income	—	(0.64)
From net realized gain	(0.38)	(3.79)
	(0.38)	(4.43)
Net asset value, end of period	$43.43	$39.20
Total return[3,4] (%)	21.99[5]	(0.33)

Ratios and supplemental data

Net assets, end of period (in millions)	— [6]	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	12.52[7]	2.34
Expenses net of fee waivers, if any	1.20[7]	1.18
Expenses net of all fee waivers and credits	1.20[7]	1.18
Net investment income (loss)	0.56[7]	1.24
Portfolio turnover (%)	37[5]	50[8]

1 Class I shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Excludes merger activity.

See notes to financial statements

International Core Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$35.92	$43.19
Net investment income (loss)[2]	(0.03)	0.66
Net realized and unrealized gain
(loss) on investments	7.68	(0.69)
Total from investment operations	7.65	(0.03)
Less distributions
From net investment income	—	(0.43)
From net realized gain	(0.38)	(3.79)
	(0.38)	(4.22)
Net asset value, end of period	$43.19	$38.94
Total return[3,4] (%)	21.32[5]	(0.82)

Ratios and supplemental data

Net assets, end of period (in millions)	— [6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	20.40[7]	13.85
Expenses net of fee waivers, if any	1.94[7]	1.70
Expenses net of all fee waivers and credits	1.94[7]	1.70
Net investment income (loss)	(0.10)[7]	1.48
Portfolio turnover (%)	37[5]	50[8]

1 Class R1 shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Excludes merger activity.

See notes to financial statements

Annual report | International Core Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$40.56	$43.43
Net investment income (loss)[2]	0.02	0.95
Net realized and unrealized gain
(loss) on investments	3.26	(0.72)
Total from investment operations	3.28	0.23
Less distributions
From net investment income	(0.03)	(0.65)
From net realized gain	(0.38)	(3.79)
	(0.41)	(4.44)
Net asset value, end of period	$43.43	$39.22
Total return[3,4] (%)	8.11[5]	(0.25)

Ratios and supplemental data

Net assets, end of period (in millions)	$82	$74
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23[6]	1.16
Expenses net of fee waivers, if any	1.17[6]	1.14
Expenses net of all fee waivers and credits	1.17[6]	1.14
Net investment income (loss)	0.16[6]	2.09
Portfolio turnover (%)	37[5]	50[7]

1 Class 1 shares began operations on 11-6-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Annualized.

7 Excludes merger activity.

See notes to financial statements

International Core Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$39.18	$43.42
Net investment income (loss)[2]	0.08	0.95
Net realized and unrealized gain
(loss) on investments	4.58	(0.70)
Total from investment operations	4.66	0.25
Less distributions
From net investment income	(0.04)	(0.67)
From net realized gain	(0.38)	(3.79)
	(0.42)	(4.46)
Net asset value, end of period	$43.42	$39.21
Total return[3] (%)	11.90[4]	(0.20)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,244	$1,415
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08[6]	1.11
Expenses net of fee waivers, if any	1.08[6]	1.08
Expenses net of all fee waivers and credits	1.08[6]	1.08
Net investment income (loss)	0.38[6]	2.09
Portfolio turnover (%)	37[4]	50[7]

1 Class NAV shares began operations on 8-29-06.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Not annualized.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Annualized.

7 Excludes merger activity.

See notes to financial statements

Annual report | International Core Fund

Notes to financial statements

1. Organization

John Hancock International Core Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek high total return.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York.

Class NAV shares are sold to affiliated funds of funds, which are funds of funds within the John Hancock funds complex. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other affiliates of John Hancock USA owned 3,090 shares of beneficial interest of Class R1 on February 29, 2008.

The Fund is the accounting and performance successor to the GMO International Disciplined Equity Fund (the Predecessor Fund), a diver-sified open-end investment management company organized as a Massachusetts corporation on September 16, 2005. On June 12, 2006, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during

International Core Fund | Annual report

the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of the John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the NYSE, the Funds will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee when applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the

Annual report | International Core Fund

Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

New accounting pronouncements

In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss for certain securities valued by significant unobservable market inputs.

In March 2008, FASB No. 161 (FAS 161),  Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign currency transactions

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions,

International Core Fund | Annual report

the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

The Fund may invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than Funds that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay the Fund from taking money out of the country or may impose additional taxes on money removed from the country.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the specific identification method or determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Allocations of income and expenses

All income, expenses (except class-specific expenses), and realized and unrealized gain/ loss are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expenses not directly attributable to the Fund or share classes are allocated based on the relative share of net assets of the Fund or share class at the time the expense was incurred. Class-specific expenses, as detailed in Note 3, are accrued daily and charged directly to the respective share classes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund

Annual report | International Core Fund

receives collateral against the loaned securities and maintain collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending its securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley), which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Prior to May 8, 2007, cash collateral was invested in the State Street Navigator Securities Lending Portfolio. At February 29, 2008 the Fund loaned securities having a market value of $192,020,123 collateralized by securities in the amount of $201,621,129.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on finan-cial instruments, such as U.S. Treasury Bonds or Notes, or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

International Core Fund | Annual report

The following is a summary of open futures contracts at February 29, 2008:

					UNREALIZED
	NUMBER OF		EXPIRATION		APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	NOTIONAL VALUE	(DEPRECIATION)

CAC 40 10 Euro
Index Futures	243	Long	Mar 2008	$17,698,491	($73,130)
DAX Index Futures	361	Long	Mar 2008	92,463,310	(13,316,567)
EOE Dutch Stock	12	Long	Mar 2008	1,630,494	21,012
Index Futures
FTSE 100 Index Futures	64	Long	Mar 2008	7,416,618	(24,294)
Hang Seng Stock	4	Long	Mar 2008	622,261	17,331
Index Futures
MSCI Singapore Stock	16	Long	Mar 2008	854,542	(24,197)
Index Futures
OMX 30 Stock	60	Long	Mar 2008	941,924	8,291
Index Futures
S&P/MIB Index Futures	7	Long	Mar 2008	1,788,906	(8,653)
Share Price 200	13	Long	Mar 2008	1,684,521	(21,251)
Index Futures
Topix Index Futures	68	Long	Mar 2008	8,643,180	58,626
IBEX 35 Index Futures	123	Short	Mar 2008	24,658,036	38,531
S&P/TSE 60	224	Short	Mar 2008	36,235,997	(391,322)
Index Futures
					($13,715,623)

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At February 29, 2008, the Fund entered into forward foreign currency contracts, which contractually obligate the Fund to deliver currencies at future dates.

Annual report | International Core Fund

Open forward foreign currency contracts as of February 29, 2008, were as follows:

			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Buys
Australian Dollar	5,379,000	5/23/08	$185,298
Euro	4,868,000	5/23/08	323,605
Euro	10,619,000	5/23/08	565,409
Japanese Yen	2,437,234,042	5/23/08	772,398
Japanese Yen	1,847,022,042	5/23/08	580,178
Japanese Yen	1,847,022,042	5/23/08	620,039
Japanese Yen	1,847,022,042	5/23/08	629,791
Japanese Yen	615,788,000	5/23/08	150,015
New Zealand Dollar	7,389,165	5/23/08	907
New Zealand Dollar	7,389,165	5/23/08	1,867
New Zealand Dollar	7,613,079	5/23/08	858
Norwegian Krone	20,731,000	5/23/08	219,004
Pound Sterling	2,055,000	5/23/08	79,379
Swedish Krona	123,365,733	5/23/08	469,371
Swedish Krona	29,654,000	5/23/08	204,315
Swedish Krona	123,365,733	5/23/08	503,969
Swedish Krona	7,620,000	5/23/08	61,112
Swedish Krona	127,104,089	5/23/08	492,457
Swiss Franc	20,715,718	5/23/08	924,718
Swiss Franc	20,715,718	5/23/08	959,400
Swiss Franc	19,497,147	5/23/08	895,154
Swiss Franc	20,715,718	5/23/08	917,415
Swiss Franc	19,497,147	5/23/08	912,365
Swiss Franc	23,403,718	5/23/08	1,086,037
			$11,555,061
Sells
Australian Dollar	10,695,777	5/23/08	(131,071)
Australian Dollar	10,695,824	5/23/08	(131,025)
Australian Dollar	10,709,105	5/23/08	(117,744)
Australian Dollar	10,689,478	5/23/08	(137,371)
Canadian Dollar	8,891,555	5/23/08	(279,491)
Canadian Dollar	9,198,449	5/23/08	(250,508)
Canadian Dollar	8,891,030	5/23/08	(280,016)
Danish Kroner	2,053,866	5/23/08	(63,004)
Danish Kroner	2,053,422	5/23/08	(63,448)
Danish Kroner	2,115,170	5/23/08	(65,847)
Euro	18,548,956	5/23/08	(559,721)
Euro	18,552,062	5/23/08	(556,616)
Euro	19,104,867	5/23/08	(582,861)
Norwegian Krone	3,412,823	5/23/08	(81,326)
Norwegian Krone	3,513,342	5/23/08	(86,690)
Norwegian Krone	3,406,087	5/23/08	(88,062)
Pound Sterling	10,209,493	5/23/08	(128,166)
Pound Sterling	17,466,788	5/23/08	(320,793)
Pound Sterling	17,455,657	5/23/08	(331,924)
Pound Sterling	17,989,479	5/23/08	(337,120)
Swiss Franc	30,686,082	5/23/08	(1,684,357)
			($6,277,161)

International Core Fund | Annual report

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund had $5,573,841 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: February 28, 2009 — $2,640,620 and February 28, 2010 — $2,933,221. Availability of a certain amount of the loss carryforwards, which were acquired on May 25, 2007, in a merger with John Hancock International Fund, may be limited in a given year.

The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $12,427,092. During the year ended February 29, 2008, the tax character of distributions paid was as follows: ordinary income $61,419,948 and long-term capital gain $101,272,825. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of February 29, 2008, the components of distributable earnings on a tax basis included $20,684,100 of undistributed ordinary income and $37,525,761 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to foreign currency transactions, derivative transactions, expiration of capital loss carryforwards, merger related transactions and investments in passive foreign investment companies.

3. Investment advisory and other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.92% of the first $100,000,000 of the Fund’s aggregate daily net assets; (b) 0.895% of the next $900,000,000 of the Fund’s aggregate daily net assets; and (c) 0.880% of the Fund’s aggregate daily net assets in excess of $1,000,000,000. Aggregate net assets include the net assets of the Fund and International Core Trust, a series of John Hancock Trust and International Core Fund, a series of John Hancock Funds II. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Annual report | International Core Fund

The investment management fees incurred for the year ended February 29, 2008, were equivalent to an annual effective rate of 0.89% of the Fund’s average daily net assets.

Expense reimbursements

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.20% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indem-nification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

In addition, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.70% for Class A shares, 2.40% for Class B, 2.40% for Class C, 1.18% for Class I, 1.70% for Class R1, 1.15% for Class 1 and 1.10% for Class NAV. Prior to September 28, 2007, the expense limitation for Class I was 1.20% . Accordingly, the expense reductions or reimbursements related to this agreement were $29,716, $12,954, $12,332, $18,253, $16,151, $17,392 and $307,069 for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV, respectively for the year ended February 29, 2008. The expense reimbursements and limits will continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Fund administration fees

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the year ended February 29, 2008, were $546,691 with an annual effective rate of 0.03% of the Fund’s average daily net assets.

Distribution and shareholder servicing fees

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 average daily net asset value for certain other services. There were no Service Plan fees incurred for the year ended February 29, 2008.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the year ended February 29, 2008, the Fund was informed that the Distributor received net up-front sales charges of $241,978 with regard to sales of Class A shares. Of this amount, $34,728 was retained and used for printing prospectuses, advertising, sales literature and other purposes;

International Core Fund | Annual report

$194,404 was paid as sales commissions to unrelated broker-dealers; and $12,846 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended February 29, 2008, CDSCs received by Distributor amounted to $18,406 for Class B shares and $5,004 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class R1 shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.30% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the year ended February 29, 2008.

In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the year ended February 29, 2008, the transfer agent fees reductions for Class R1 were $335.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended February 29, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $8,034 for transfer agent credits earned.

Class level expenses for the year ended February 29, 2008, were as follows:

	Distribution and	Transfer	Blue sky	Printing and
Share class	service fees	agent fees	fees	postage fees

Class A	$313,112	$200,121	$22,791	$33,051
Class B	184,814	41,816	16,005	5,295
Class C	134,786	27,083	19,019	3,916
Class I	—	804	17,658	557
Class R1	678	405	16,207	3
Class 1	42,756	—	—	4,633
Total	$676,146	$270,229	$91,680	$47,455

Annual report | International Core Fund

4. Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

5. Line of credit

The Fund has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. Effective October 15, 2007, the commitment fee was changed from 0.07% to 0.05% . For the year ended February 29, 2008, there were no borrowings under the line of credit.

6. Fund share transactions

Share activities for the Fund for the years ended February 28, 2007, and February 29, 2008, were as follows:

	Year ended 2-28-07		Year ended 2-29-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	284,321	$11,617,841	1,465,538	$65,700,113
Issued in reorganization	—	—	2,188,767	102,289,840
Distributions reinvested	1,655	70,124	298,965	12,673,075
Repurchased	(468,712)	(19,816,280)	(903,245)	(38,268,180)
Net increase (decrease)	(182,736)	($8,128,315)	3,050,025	$142,394,848

Class B shares

Sold	27,188	$1,088,930	111,794	$5,054,286
Issued in reorganization	—	—	519,204	24,096,952
Distributions reinvested	145	6,146	45,949	1,937,144
Repurchased	(4,739)	(194,969)	(195,340)	(8,566,851)
Net increase (decrease)	22,594	$900,107[1]	481,607	$22,521,531

Class C shares

Sold	108,359	$4,434,998	239,764	$11,103,560
Issued in reorganization	—	—	123,192	5,718,520
Distributions reinvested	478	20,196	34,387	1,450,443
Repurchased	(4,754)	(197,095)	(104,940)	(4,451,373)
Net increase (decrease)	104,083	$4,258,099[1]	292,403	$13,821,150

Class I shares

Sold	5,134	$189,482	66,404	$3,070,600
Issued in reorganization	—	—	3,865	181,228
Distributions reinvested	45	1,930	4,834	205,394
Repurchased	(46)	(2,038)	(6,887)	(323,804)
Net increase (decrease)	5,133	$189,374[1]	68,216	$3,133,418

Class R1 shares

Sold	2,820	$101,500	1,245	$48,556
Distributions reinvested	25	1,056	289	12,209
Repurchased	—	—	(144)	(5,493)
Net increase (decrease)	2,845	$102,556[1]	1,390	$55,272

International Core Fund | Annual report

	Year ended 2-28-07		Year ended 2-29-08
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	48,304	$2,043,017	188,611	$8,598,212
Issued in reorganization	1,953,542	79,235,655	—	—
Distributions reinvested	18,537	787,817	189,362	8,049,797
Repurchased	(138,020)	(5,874,002)	(376,865)	(16,502,541)
Net increase (decrease)	1,882,363	$76,192,487[2]	1,108	$145,468

Class NAV shares

Sold	3,063,357	$123,822,093	6,108,534	$264,764,263
Issued in reorganization	26,094,263	1,022,391,188	—	—
Distributions reinvested	271,456	11,534,195	3,230,848	137,311,048
Repurchased	(788,527)	(32,939,761)	(1,895,287)	(88,782,912)
Net increase (decrease)	28,640,549	$1,124,807,715[3]	7,444,095	$313,292,399

Net increase (decrease)	30,474,831	$1,198,322,023	11,338,844	$495,364,086

1Period from 6-12-06 (commencement of operations) to 2-28-07.

2Period from 11-6-06 (commencement of operations) to 2-28-07.

3Period from 8-29-06 (commencement of operations) to 2-28-07.

7. Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended February 29, 2008, aggregated $981,929,752 and $772,055,325, respectively.

8. Reorganization

On June 12, 2006, the Fund acquired substantially all of the assets and liabilities of the Predecessor Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as a tax-free exchange of 462,581 Class A shares of the Fund for the net assets of the Predecessor Fund, which amounted to $16,617,195, including $884,271 of unrealized appreciation, after the close of business on June 9, 2006. Accounting and performance history of the Predecessor Fund was redesignated as that of Class A of the Fund.

On August 29, 2006, the Board of Trustees of John Hancock Funds II International Stock Fund (the International Stock Fund) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the International Stock Fund Class NAV in exchange for the Class NAV of the Fund. The acquisition was accounted for as a tax-free exchange of 26,094,263 of the Class NAV shares of the Fund for the net assets of the International Stock Fund Class NAV, which amounted to $1,022,391,188, including the total of $122,941,561 of unrealized appreciation, after the close of business on August 29, 2006.

In addition, on August 29, 2006, the Board of Trustees of International Stock Fund approved an agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the International Stock Fund Class 1 in exchange for the Class 1 of the Fund. The acquisition was accounted for as a taxfree exchange of 1,953,542 of the Class 1 shares of the Fund for the net assets of the International Stock Fund Class 1, which amounted to $79,235,655, including the total of $14,608,110 of unrealized appreciation, after the close of business on November 6, 2006.

On April 18, 2007, the shareholders of John Hancock International Fund (International Fund) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the International Fund in exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 2,188,767 Class A shares, 519,204 Class B shares, 123,192 Class C shares and 3,865 Class I shares of the Fund for the net assets of the International Fund, which amounted to $102,289,840,

Annual report | International Core Fund

$24,096,952, $5,718,520 and $181,228 for Class A, Class B, Class C and Class I shares of the International Fund, respectively, including the total of $24,329,893 of unrealized appreciation, after the close of business on May 25, 2007.

International Core Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock International Core Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Core Fund (the Fund) at February 29, 2008, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 18, 2008

Annual report | International Core Fund

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 29, 2008.

The Fund has designated distributions to shareholders of $101,272,825 as a long-term capital gain dividend. As of February 29, 2008, the Fund designates the following as a foreign tax credit, which represents taxes paid on income derived from sources within foreign countries or possessions of the United States: $2,656,930.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

International Core Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2006	55

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2006	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle
Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance)
(since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New
Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000),
Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas
Commerce Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes
Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2006	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2006	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Annual report | International Core Fund

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2006	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2006	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2006	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

International Core Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Annual report | International Core Fund

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2006

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

International Core Fund | Annual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
601 Congress Street	2 Avenue de Lafayette	Preston Gates Ellis LLP
Boston, MA 02210-2805	Boston, MA 02111	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
Grantham, Mayo,	John Hancock Signature	Independent registered
Van Otterloo & Co. LLC	Services, Inc.	public accounting firm
40 Rowes Wharf	P.O. Box 9510	PricewaterhouseCoopers LLP
Boston, MA 02110	Portsmouth, NH 03802-9510	125 High Street
Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Annual report | International Core Fund

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Core Fund.	6600A	2/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		4/08

John Hancock

MUTUAL FUNDS

John Hancock
Growth Opportunities Fund

Annual Report

2.29.08

Discussion of Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

U.S. stocks went on a wild ride during the 12-month period highlighted both by record highs for broad market indexes and conditions deemed poor enough to warrant numerous interventions by the Federal Reserve. For the period in full the S&P 500 Index returned –3.60%, a modest move which belied its frequent violent gyrations. Growth stocks outpaced value stocks during the period. Telecommunication services and consumer discretionary were the worst performing sectors in the Russell 2500 Growth Index while energy stocks performed the best.

”U.S. stocks went on a wild
ride during the 12-month period…”

For the year ended February, 29, 2008, John Hancock Growth Opportunities Fund’s Class A, Class B, Class C, Class I, Class R1, and Class 1 shares returned –14.69%, –15.29%, –15.25%, –14.36%, –14.77% and –14.31%, respectively, at net asset value, while the Russell 2500 Growth Index returned –4.27% and the average mid cap growth fund monitored by Morningstar, Inc. returned –0.09% . Sector and stock selection both detracted from relative returns. Sector weightings adding to relative returns included an overweight in materials, while sector weightings detracting from relative returns included an overweight in consumer discretionary. Stock selections in materials added to relative returns, while picks in consumer discretionary detracted. Individual names adding to returns versus the benchmark included overweight positions in Priceline. com, CF Industries Holdings and Cleveland-Cliffs, while overweight positions detracting from relative returns included ITT Education Services, Inc., The First Marblehead Corp. and American Eagle Outfitters, Inc.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Growth Opportunities Fund | Annual report

6

A look at performance

For the periods ended February 29, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A1,2	9-16-05	–18.95%	—	—	–2.70%	–18.95%	—	—	–6.49%

B	6-12-06	–19.53	—	—	–6.04	–19.53	—	—	–10.18

C	6-12-06	–16.10	—	—	–3.79	–16.10	—	—	–6.44

I3	6-12-06	–14.36	—	—	–2.79	–14.36	—	—	–4.76

R1[3]	6-12-06	–14.77	—	—	–3.38	–14.77	—	—	–5.76

1[3]	6-12-06	–14.31	—	—	–2.73	–14.31	—	—	–4.67

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1 and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-08. The net expenses are as follows: Class A — 1.54%, Class B — 2.23%, Class C — 2.23%, Class I — 1.14%, Class R1 — 1.89%, Class 1 — 1.10% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 5.60%, Class B — 14.63%, Class C — 10.44%, Class I — 16.26%, Class R1 — 24.21%, Class 1 — 3.82% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 Effective June 12, 2006, shareholders of the former GMO Small/Mid Cap Growth Fund (the Predecessor Fund) became owners of that number of full and fractional shares of John Hancock Growth Opportunities Fund. Additionally, the accounting and performance history of the former GMO Small/Mid Cap Growth Fund was redesignated as that of Class A of John Hancock Growth Opportunities Fund.

2 Performance linked to the Predecessor Fund.

3 For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Annual report | Growth Opportunities Fund

7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Growth Opportunities Fund Class A shares1 for the period indicated. For comparison, we’ve shown the same investment in the Russell 2500 Growth Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$9,352	$8,982	$10,850

C3	6-12-06	9,356	9,356	10,850

I4	6-12-06	9,524	9,524	10,850

R1[4]	6-12-06	9,424	9,424	10,850

1[4]	6-12-06	9,533	9,533	10,850

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1 and Class 1 shares, respectively, as of February 29, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2500 Growth Index is an unmanaged index containing those securities in the Russell 2500 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 Performance linked to the Predecessor Fund.

2 NAV represents net asset value and POP represents public offering price.

3 No contingent deferred sales charge applicable.

4 For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Growth Opportunities Fund | Annual report

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period on 2-29-08[1]

Class A	$1,000.00	$863.38	$7.23

Class B	1,000.00	860.20	10.41

Class C	1,000.00	860.26	10.45

Class I	1,000.00	864.17	5.28

Class R1	1,000.00	863.65	6.72

Class 1	1,000.00	865.00	5.38

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Growth Opportunities Fund

9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period on 2-29-08[1]

Class A	$1,000.00	$1,017.11	$7.82

Class B	1,000.00	1,013.67	11.27

Class C	1,000.00	1,013.63	11.31

Class I	1,000.00	1,019.19	5.72

Class R1	1,000.00	1,017.65	7.27

Class 1	1,000.00	1,019.10	5.82

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.56%, 2.25%, 2.26%, 1.14%, 1.45% and 1.16% for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half year/366 (to reflect the one-half year period).

Growth Opportunities Fund | Annual report

10

Portfolio summary

Top 10 holdings[1]

Jacobs Engineering Group, Inc.	2.0%	Mettler-Toldeo International, Inc.	1.5%

Intuitive Surgical, Inc.	1.9%	Priceline.com, Inc.	1.4%

FLIR Systems, Inc.	1.6%	Energizer Holdings, Inc.	1.3%

FMC Technologies, Inc.	1.6%	Waters Corp.	1.3%

CF Industries Holdings, Inc.	1.5%	Covance, Inc.	1.2%

Sector distribution[1]

Consumer non-cyclical	27%	Basic materials	5%

Industrial	21%	Financial	5%

Consumer cyclical	12%	Communications	5%

Technology	10%	Utilities	1%

Energy	6%	Other	8%

1 As a percentage of net assets on February 29, 2008.

Annual report | Growth Opportunities Fund

11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-29-08

This schedule is divided into three main categories: common stocks, short-term investments and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 97.82%		$85,604,551

(Cost $91,216,394)

Advertising 0.06%		51,456

Getty Images, Inc. *	1,600	51,456

Aerospace 1.19%		1,041,061

Alliant Techsystems, Inc. *	3,400	356,796

BE Aerospace, Inc. *	2,700	92,610

HEICO Corp. (a)	500	21,900

Innovative Solutions & Support, Inc. * (a)	1,800	16,290

Orbital Sciences Corp., Class A *	900	19,485

Spirit Aerosystems Holdings, Inc., Class A *	2,100	56,742

Teledyne Technologies, Inc. *	4,700	208,680

Woodward Governor Company	9,400	268,558

Agriculture 0.16%		139,482

Fresh Del Monte Produce, Inc. *	4,200	139,482

Air Travel 0.06%		50,554

Copa Holdings SA, Class A	1,400	50,554

Apparel & Textiles 2.23%		1,951,523

Bebe Stores, Inc.	4,000	48,840

Crocs, Inc. * (a)	11,800	286,976

Deckers Outdoor Corp. *	6,300	697,032

Guess?, Inc.	21,200	871,956

Maidenform Brands, Inc. *	900	11,133

Volcom, Inc. *	1,800	35,586

Auto Parts 1.36%		1,189,055

Amerigon, Inc. *	1,200	21,792

BorgWarner, Inc.	5,300	228,483

Gentex Corp.	23,400	377,208

LKQ Corp. *	10,700	227,268

O’Reilly Automotive, Inc. *	12,400	334,304

Auto Services 0.79%		691,556

Copart, Inc. *	16,600	691,556

Banking 0.31%		275,077

Bank of Hawaii Corp.	600	28,812

See notes to financial statements

Growth Opportunities Fund | Annual report

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Banking (continued)

Frontier Financial Corp. (a)	1,400	$20,972

Greenhill & Company, Inc. (a)	300	19,503

S & T Bancorp, Inc.	900	25,515

SVB Financial Group *	2,100	95,130

TrustCo Bank Corp., NY (a)	2,800	24,220

Valley National Bancorp (a)	1,500	28,020

WestAmerica Bancorp (a)	500	23,665

Wilmington Trust Corp.	300	9,240

Biotechnology 2.87%		2,513,724

Applera Corp.	3,100	104,501

Bio-Rad Laboratories, Inc., Class A *	1,400	132,216

Charles River Laboratories International, Inc. *	5,600	328,048

Illumina, Inc. *	300	21,723

Immucor, Inc. *	21,200	631,760

Invitrogen Corp. *	10,800	912,492

Techne Corp. *	5,600	382,984

Broadcasting 0.41%		361,120

Discovery Holding Company *	16,000	361,120

Building Materials & Construction 0.17%		149,853

EMCOR Group, Inc. *	2,900	69,861

KBR, Inc. *	2,400	79,992

Business Services 7.78%		6,810,202

ABM Industries, Inc.	6,100	121,146

Affiliated Computer Services, Inc., Class A *	400	20,300

Alliance Data Systems Corp. *	1,100	55,693

DST Systems, Inc. *	1,400	98,364

Dun & Bradstreet Corp.	8,200	716,188

Equifax, Inc.	9,900	338,778

FactSet Research Systems, Inc.	19,400	1,021,216

Fair Isaac Corp.	900	20,880

FTI Consulting, Inc. *	9,200	584,200

Gartner Group, Inc., Class A *	1,700	32,147

Global Payments, Inc.	11,100	440,337

Global Sources, Ltd. * (a)	2,440	29,768

Healthcare Services Group, Inc.	9,500	187,910

Informatica Corp. *	3,000	52,380

Jacobs Engineering Group, Inc. *	21,800	1,750,322

Pre-Paid Legal Services, Inc. *	2,400	114,360

Resources Connection, Inc. *	5,200	83,720

ScanSource, Inc. *	700	23,779

SRA International, Inc., Class A *	600	14,400

Stanley, Inc. *	600	16,614

Syntel, Inc.	10,800	294,084

TeleTech Holdings, Inc. *	4,900	110,593

See notes to financial statements

Annual report | Growth Opportunities Fund

13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Business Services (continued)

Total Systems Services, Inc.	17,600	$391,248

Watson Wyatt Worldwide, Inc., Class A	5,500	291,775

Cellular Communications 0.03%		22,218

Novatel Wireless, Inc. *	2,100	22,218

Chemicals 4.04%		3,535,721

Albemarle Corp.	11,200	424,928

Celanese Corp., Series A	10,100	392,890

CF Industries Holdings, Inc.	10,900	1,330,672

ShengdaTech, Inc. * (a)	1,400	14,812

Sigma-Aldrich Corp.	16,200	891,324

Terra Industries, Inc. *	10,000	452,100

Valhi, Inc. (a)	1,500	28,995

Coal 0.19%		170,268

Alpha Natural Resources, Inc. *	4,200	170,268

Colleges & Universities 0.21%		179,685

Career Education Corp. * (a)	12,100	179,685

Commercial Services 0.55%		484,193

Chemed Corp.	6,200	295,802

Shaw Group, Inc. *	2,500	160,950

Team, Inc. *	900	27,441

Computers & Business Equipment 1.75%		1,534,827

Blue Coat Systems, Inc. *	3,000	70,440

CACI International, Inc., Class A *	600	26,196

Cogent, Inc. *	4,900	49,000

Foundry Networks, Inc. *	8,100	96,147

IHS, Inc., Class A *	400	24,660

Immersion Corp. *	2,300	19,389

Jack Henry & Associates, Inc.	7,900	185,887

MICROS Systems, Inc. *	11,800	378,072

National Instruments Corp.	1,500	38,790

NETGEAR, Inc. *	1,700	37,094

Radiant Systems, Inc. *	1,300	18,564

Stratasys, Inc. * (a)	7,100	133,196

Synaptics, Inc. *	2,900	77,691

Western Digital Corp. *	12,300	379,701

Construction & Mining Equipment 0.07%		58,422

Bucyrus International, Inc., Class A	400	39,952

Carbo Ceramics, Inc. (a)	500	18,470

Construction Materials 0.85%		745,900

Clarcor, Inc.	1,900	68,020

Martin Marietta Materials, Inc. (a)	6,300	677,880

See notes to financial statements

Growth Opportunities Fund | Annual report

14

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Containers & Glass 0.27%		$234,355

Packaging Corp. of America	2,900	66,091

Silgan Holdings, Inc.	3,600	168,264

Correctional Facilities 0.06%		53,720

Corrections Corp. of America *	2,000	53,720

Cosmetics & Toiletries 1.24%		1,085,656

Alberto-Culver Company	6,200	166,160

Bare Escentuals, Inc. *	1,200	32,856

Chattem, Inc. * (a)	5,300	412,870

Estee Lauder Companies, Inc., Class A	1,200	51,096

International Flavors & Fragrances, Inc.	9,800	422,674

Crude Petroleum & Natural Gas 0.62%		542,663

Cabot Oil & Gas Corp.	1,500	74,625

Cimarex Energy Company	1,400	73,780

Contango Oil & Gas Company *	600	38,580

Patterson-UTI Energy, Inc.	2,300	54,579

Unit Corp. *	3,500	193,025

VAALCO Energy, Inc. *	1,900	8,474

Western Refining, Inc. (a)	5,000	99,600

Domestic Oil 2.51%		2,192,644

Atlas America, Inc.	1,000	60,470

Berry Petroleum Company, Class A	1,900	78,109

Continental Resources, Inc. *	800	22,464

Denbury Resources, Inc. *	20,200	644,178

Frontier Oil Corp.	19,600	699,916

Holly Corp.	8,300	443,137

Oil States International, Inc. *	4,200	177,072

Range Resources Corp.	1,100	67,298

Drugs & Health Care 0.62%		543,250

CV Therapeutics, Inc. * (a)	5,000	29,200

Meridian Bioscience, Inc.	15,000	514,050

Educational Services 2.24%		1,958,038

Capella Education Company *	600	31,626

DeVry, Inc.	6,800	298,792

ITT Educational Services, Inc. *	18,000	993,960

Renaissance Learning, Inc. (a)	2,000	26,320

Strayer Education, Inc.	3,700	576,090

Universal Technical Institute, Inc. *	2,500	31,250

Electrical Equipment 2.51%		2,198,634

AMETEK, Inc.	8,300	353,497

Baldor Electric Company	1,300	37,271

FLIR Systems, Inc. *	48,800	1,388,848

General Cable Corp. *	1,400	86,408

Hubbell, Inc., Class B	3,000	136,110

See notes to financial statements

Annual report | Growth Opportunities Fund

15

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Electrical Equipment (continued)

Universal Electronics, Inc. *	1,500	$34,050

Varian, Inc. *	3,000	162,450

Electrical Utilities 0.35%		310,164

Quanta Services, Inc. *	4,300	102,684

Reliant Energy, Inc. *	9,100	207,480

Electronics 1.82%		1,589,887

Amphenol Corp., Class A	10,100	373,397

AVX Corp.	1,400	17,556

Cynosure, Inc. *	1,200	28,716

II-VI, Inc. *	7,700	252,098

Itron, Inc. *	500	47,665

Multi-Fineline Electronix, Inc. *	2,000	42,540

Synopsys, Inc. *	3,100	71,951

Teleflex, Inc.	2,200	124,410

Trimble Navigation, Ltd. *	23,100	631,554

Energy 1.78%		1,561,009

Alon USA Energy, Inc.	4,100	64,329

Energen Corp.	9,000	540,000

First Solar, Inc. *	2,100	430,920

SunPower Corp., Class A. * (a)	8,000	525,760

Financial Services 4.51%		3,945,456

Bankrate, Inc. *	2,300	97,198

Broadridge Financial Solutions, Inc.	2,800	53,620

Cohen & Steers, Inc. (a)	5,000	125,900

Eaton Vance Corp.	30,400	968,240

FCStone Group, Inc. *	500	23,320

Federated Investors, Inc., Class B	10,800	438,264

Interactive Data Corp.	10,900	318,934

IntercontinentalExchange, Inc. *	2,400	312,720

Janus Capital Group, Inc.	11,000	266,420

Nasdaq Stock Market, Inc. *	600	24,906

Portfolio Recovery Associates, Inc. * (a)	800	29,216

SEI Investments Company	39,900	997,899

Stifel Financial Corp. * (a)	1,000	43,590

The First Marblehead Corp. (a)	4,100	49,323

Waddell & Reed Financial, Inc., Class A	4,700	147,298

World Acceptance Corp. *	1,600	48,608

Food & Beverages 2.42%		2,118,244

Coca-Cola Bottling Company	300	16,407

Flowers Foods, Inc.	11,600	262,856

Green Mountain Coffee Roasters, Inc. * (a)	5,700	173,907

Hansen Natural Corp. *	15,400	639,100

Hormel Foods Corp.	10,000	408,600

J.M. Smucker Company	2,300	117,737

See notes to financial statements

Growth Opportunities Fund | Annual report

16

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Food & Beverages (continued)

M & F Worldwide Corp. *	3,400	$125,902

McCormick & Company, Inc.	9,400	323,830

Ralcorp Holdings, Inc. *	900	49,905

Funeral Services 0.16%		139,320

Service Corporation International	12,900	139,320

Gas & Pipeline Utilities 0.14%		121,658

Equitable Resources, Inc.	600	36,972

Global Industries, Ltd. *	4,600	84,686

Healthcare Products 8.58%		7,507,573

ArthroCare Corp. *	3,900	156,585

DENTSPLY International, Inc.	25,100	979,904

Edwards Lifesciences Corp. *	3,900	170,079

Gen-Probe, Inc. *	7,100	339,451

Haemonetics Corp. *	300	17,430

Henry Schein, Inc. *	11,100	664,002

Herbalife, Ltd.	2,200	92,026

IDEXX Laboratories, Inc. *	17,000	942,990

Intuitive Surgical, Inc. *	6,000	1,691,520

Kinetic Concepts, Inc. *	10,600	544,734

LifeCell Corp. *	4,300	173,505

Patterson Companies, Inc. *	16,100	566,720

ResMed, Inc. *	3,900	157,911

Respironics, Inc. *	11,900	781,592

USANA Health Sciences, Inc. * (a)	2,000	62,360

Varian Medical Systems, Inc. *	2,800	146,860

Zoll Medical Corp. *	800	19,904

Healthcare Services 3.04%		2,661,864

Cerner Corp. *	4,900	212,905

Covance, Inc. *	12,400	1,046,684

Emergency Medical Services Corp., Class A * (a)	3,600	89,028

Health Net, Inc. *	3,000	131,820

Lincare Holdings, Inc. *	6,800	221,000

Obagi Medical Products, Inc. *	1,300	20,228

Pediatrix Medical Group, Inc. *	9,900	653,499

Weight Watchers International, Inc.	6,100	286,700

Hotels & Restaurants 1.02%		896,283

Brinker International, Inc.	2,400	44,256

Buffalo Wild Wings, Inc. *	2,800	64,876

Chipotle Mexican Grill, Inc., Class A * (a)	1,600	158,880

Choice Hotels International, Inc.	9,200	298,540

Jack in the Box, Inc. *	11,900	312,613

P.F. Chang’s China Bistro, Inc. *	600	17,118

Household Appliances 0.29%		255,354

The Toro Company	5,300	255,354

See notes to financial statements

Annual report | Growth Opportunities Fund

17

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Household Products 2.59%		$2,265,579

Church & Dwight, Inc.	12,100	646,866

Energizer Holdings, Inc. *	12,700	1,178,941

Tempur-Pedic International, Inc. (a)	7,600	132,392

Tupperware Brands Corp.	8,000	291,840

WD-40 Company	500	15,540

Industrial Machinery 6.04%		5,281,727

Dionex Corp. *	3,500	258,370

Donaldson Company, Inc.	6,900	290,904

Dresser-Rand Group, Inc. *	10,400	354,328

Flowserve Corp.	2,700	294,030

FMC Technologies, Inc. *	24,400	1,382,504

Graco, Inc.	6,300	218,673

IDEX Corp.	5,500	165,880

Middleby Corp. * (a)	5,000	340,000

Pall Corp.	18,800	740,156

The Manitowoc Company, Inc.	23,300	949,242

Valmont Industries, Inc.	3,600	287,640

Industrials 0.48%		421,811

Fastenal Company (a)	4,400	178,904

Harsco Corp.	4,300	242,907

Insurance 1.76%		1,542,405

Alleghany Corp. *	200	72,200

Amtrust Financial Services, Inc.	2,200	36,740

Brown & Brown, Inc.	16,600	295,978

Erie Indemnity Company, Class A	5,300	261,555

HCC Insurance Holdings, Inc.	3,000	72,180

Markel Corp. *	600	278,850

Odyssey Re Holdings Corp.	2,700	97,686

Philadelphia Consolidated Holding Corp. *	11,800	400,256

Transatlantic Holdings, Inc.	400	26,960

International Oil 0.09%		76,258

Cheniere Energy, Inc. *	2,600	76,258

Internet Content 0.40%		346,722

Sohu.com, Inc. * (a)	7,400	333,592

Travelzoo, Inc. * (a)	1,300	13,130

Internet Retail 1.75%		1,533,692

Blue Nile, Inc. * (a)	5,500	242,880

PetMed Express, Inc. *	2,200	25,190

Priceline.com, Inc. * (a)	11,100	1,265,622

Internet Software 0.98%		854,002

eResearch Technology, Inc. *	3,700	44,252

Interwoven, Inc. *	700	9,485

McAfee, Inc. *	20,100	668,727

See notes to financial statements

Growth Opportunities Fund | Annual report

18

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Internet Software (continued)

S1 Corp. *	2,800	$19,824

Sapient Corp. *	1,200	8,856

VASCO Data Security International, Inc. *	9,300	102,858

Leisure Time 0.19%		163,606

Bally Technologies, Inc. *	400	15,164

Polaris Industries, Inc. (a)	3,600	137,448

Premier Exhibitions, Inc. *	2,300	10,994

Life Sciences 2.26%		1,976,863

Dawson Geophysical Company *	300	19,761

PerkinElmer, Inc.	4,400	109,208

Pharmaceutical Product Development, Inc.	16,400	739,148

Waters Corp. *	18,600	1,108,746

Liquor 0.47%		411,206

Boston Beer Company, Inc. *	3,700	131,942

Central European Distribution Corp. *	4,800	279,264

Manufacturing 2.81%		2,455,629

AptarGroup, Inc.	8,900	333,572

Ceradyne, Inc. *	3,300	102,663

Kaydon Corp.	500	21,355

Mettler-Toledo International, Inc. *	13,100	1,279,870

Mine Safety Appliances Company	3,400	136,374

Raven Industries, Inc. (a)	5,500	161,040

Roper Industries, Inc.	6,700	377,880

Spartan Motors, Inc. (a)	2,650	21,545

Sturm Ruger & Company, Inc. *	2,700	21,330

Medical-Hospitals 0.36%		317,689

Sunrise Senior Living, Inc. *	1,400	38,332

VCA Antech, Inc. *	8,700	279,357

Metal & Metal Products 0.38%		336,335

Dynamic Materials Corp.	3,100	176,669

Kaiser Aluminum Corp.	600	44,010

Matthews International Corp., Class A	1,900	85,234

Sun Hydraulics, Inc.	1,400	30,422

Mining 0.75%		654,518

Cleveland-Cliffs, Inc.	5,300	633,138

General Moly, Inc. * (a)	2,000	21,380

Mobile Homes 0.18%		161,544

Thor Industries, Inc.	5,300	161,544

Office Furnishings & Supplies 0.04%		38,779

Herman Miller, Inc.	1,300	38,779

See notes to financial statements

Annual report | Growth Opportunities Fund

19

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Petroleum Services 2.06%		$1,799,310

Atwood Oceanics, Inc. *	3,400	316,506

Bolt Technology Corp. *	900	15,651

Delek US Holdings, Inc.	1,700	26,826

Flotek Industries, Inc. * (a)	2,500	56,825

GulfMark Offshore, Inc. *	500	25,330

Helmerich & Payne, Inc.	3,600	161,388

Oceaneering International, Inc. *	12,300	738,000

Tesoro Corp.	1,700	63,138

Tidewater, Inc.	4,900	275,135

W-H Energy Services, Inc. *	500	31,435

Willbros Group, Inc. *	2,600	89,076

Pharmaceuticals 0.73%		638,992

Barr Pharmaceuticals, Inc. *	2,400	113,160

Endo Pharmaceutical Holdings, Inc. *	11,250	295,425

Hi-Tech Pharmacal Company, Inc. *	1,400	15,596

Onyx Pharmaceuticals, Inc. *	4,100	112,012

United Therapeutics Corp. *	600	50,502

Warner Chilcott, Ltd., Class A *	3,100	52,297

Publishing 0.17%		149,568

John Wiley & Sons, Inc., Class A	4,100	149,568

Real Estate 0.21%		185,096

Alexander’s, Inc., REIT *	100	30,245

Entertainment Properties Trust, REIT	2,000	93,739

Jones Lang LaSalle, Inc.	800	61,112

Retail Trade 6.44%		5,639,705

Abercrombie & Fitch Company, Class A	1,700	131,801

Advance Auto Parts, Inc.	7,550	253,227

Aeropostale, Inc. *	16,800	451,248

American Eagle Outfitters, Inc.	12,100	258,577

Chico’s FAS, Inc. *	9,900	92,169

Dick’s Sporting Goods, Inc. *	1,500	41,370

Dollar Tree Stores, Inc. *	12,600	338,058

Family Dollar Stores, Inc.	1,000	19,150

First Cash Financial Services, Inc. *	1,000	9,350

Fossil, Inc. *	13,200	424,776

GameStop Corp., Class A *	20,100	851,436

Hibbett Sports, Inc. *	1,700	26,860

J. Crew Group, Inc. *	2,000	80,100

MSC Industrial Direct Company, Inc., Class A	11,900	482,902

PetSmart, Inc.	3,800	81,814

Ross Stores, Inc.	3,700	103,045

The Buckle, Inc.	4,350	197,490

See notes to financial statements

Growth Opportunities Fund | Annual report

20

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Retail Trade (continued)

The Men’s Wearhouse, Inc.	4,600	$105,984

Tiffany & Company	23,000	865,720

Tractor Supply Company *	700	26,208

Urban Outfitters, Inc. *	26,200	754,036

Williams-Sonoma, Inc. (a)	1,900	44,384

Sanitary Services 1.16%		1,011,790

Darling International, Inc. *	3,300	45,870

Nalco Holding Company	4,800	103,680

Stericycle, Inc. *	16,000	862,240

Semiconductors 1.75%		1,528,708

Advanced Analogic Technologies, Inc. *	5,200	33,800

Cree, Inc. * (a)	8,800	271,920

Cypress Semiconductor Corp. *	1,200	26,088

Intersil Corp., Class A	8,000	186,160

Microsemi Corp. *	900	19,575

Netlogic Microsystems, Inc. *	800	18,880

ON Semiconductor Corp. *	25,600	153,600

Power Integrations, Inc. *	1,600	42,080

QLogic Corp. *	1,900	30,115

Semtech Corp. *	9,500	121,030

Silicon Laboratories, Inc. *	2,200	68,090

Varian Semiconductor Equipment Associates, Inc. *	16,500	557,370

Software 2.16%		1,891,483

Activision, Inc. *	2,500	68,125

Ansoft Corp. *	6,200	150,784

ANSYS, Inc. *	13,100	489,547

BMC Software, Inc. *	6,700	216,276

Citrix Systems, Inc. *	3,900	128,427

Concur Technologies, Inc. *	4,700	137,428

EPIQ Systems, Inc. *	1,500	20,400

FARO Technologies, Inc. *	1,100	36,025

Macrovision Corp. *	1,000	15,290

Manhattan Associates, Inc. *	2,900	63,974

NAVTEQ Corp. *	3,600	269,820

Nuance Communications, Inc. *	2,400	39,480

Omniture, Inc. *	2,500	57,450

Red Hat, Inc. *	900	16,047

Riverbed Technology, Inc. *	2,500	50,150

Solera Holdings, Inc. *	800	18,984

SPSS, Inc. *	1,000	38,030

Synchronoss Technologies, Inc. *	2,500	40,200

Websense, Inc. *	1,800	35,046

See notes to financial statements

Annual report | Growth Opportunities Fund

21

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Steel 0.28%		$242,052

AK Steel Holding Corp. *	4,600	242,052
Telecommunications Equipment & Services 0.82%		714,251

ADTRAN, Inc.	5,900	108,678

Atheros Communications, Inc. *	700	17,024

CommScope, Inc. *	4,200	175,896

Comtech Telecommunications Corp. *	1,500	65,070

J2 Global Communications, Inc. *	2,500	53,800

NTELOS Holdings Corp.	1,100	23,463

Polycom, Inc. *	12,400	270,320

Toys, Amusements & Sporting Goods 0.91%		793,449

Hasbro, Inc.	18,200	469,014

Marvel Entertainment, Inc. *	12,900	324,435

Transportation 0.18%		155,463

Genco Shipping & Trading, Ltd. (a)	400	23,308

Horizon Lines, Inc. (a)	2,300	46,391

Kirby Corp. *	1,100	49,588

Ship Finance International, Ltd. (a)	1,400	36,176

Trucking & Freight 0.16%		144,650

Forward Air Corp.	700	20,545

J.B. Hunt Transport Services, Inc.	2,200	60,214

Landstar Systems, Inc.	600	27,828

Oshkosh Truck Corp.	900	36,063

	Principal
Issuer, description, maturity date	amount	Value

Short-term investments 7.52%		$6,584,591

(Cost $6,584,591)

John Hancock Cash Investment Trust, 3.5681% (c) (f)	$6,584,591	6,584,591

Repurchase agreements 2.25%		$1,966,000

(Cost $1,966,000)

Repurchase Agreement with State Street Corp. dated 2-29-08
at 2.35% to be repurchased at $1,966,385 on 3-3-08, collateralized by $2,030,000 Federal National Mortgage Association, 5.57%, due
7-14-28 (valued at $2,007,163, including interest)	$1,966,000	1,966,000

Total investments (Cost $99,766,985)† 107.59%		$94,155,142

Liabilities in excess of other assets (7.59%)		(6,645,432)

Total net assets 100.00%		$87,509,710

See notes to financial statements

Growth Opportunities Fund | Annual report

22

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

* Non-income producing.

(a) All or a portion of this security was out on loan.

(c) Investment is an affiliate of the Trust’s adviser or subadviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

† At February 29, 2008, the aggregate cost of investment securities for federal income tax purposes was $100,252,463. Net unrealized depreciation aggregated $6,097,321, of which $4,185,905 related to appreciated investment securities and $10,283,226 related to depreciated investment securities.

See notes to financial statements

Annual report | Growth Opportunities Fund

23

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $91,216,394) including
$6,455,481 of securities loaned (Note 2)	$85,604,551
Repurchase agreement, at value (cost $1,966,000) (Note 2)	1,966,000
Investments in affiliated issuers, at value (cost $6,584,591) (Note 2)	6,584,591

Total investments, at value (cost $99,766,985)	94,155,142
Cash	720
Cash collateral at broker for futures contracts	124,320
Receivable for fund shares sold	21,730
Dividends and interest receivable (net of tax)	26,476
Receivable for security lending income	246
Receivable due from adviser	91,291
Other assets	460

Total assets	94,420,385

Liabilities

Payable for fund shares repurchased	116,353
Payable upon return of securities loaned (Note 2)	6,584,591
Payable for futures variation margin	22,538
Payable to affiliates
Fund administration fees	1,643
Transfer agent fees	35,724
Distribution and service fees	43,886
Trustees’ fees	584
Other payables and accrued expenses	105,356

Total liabilities	6,910,675

Net assets

Capital paid-in	$140,762,116
Accumulated undistributed net realized gain (loss) on investments
and futures contracts	(47,614,138)
Net unrealized appreciation (depreciation) on investments and futures contracts	(5,638,268)

Net assets	$87,509,710

See notes to financial statements

Growth Opportunities Fund | Annual report

24

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$71,748,117
Shares outstanding	3,456,827
Net asset value and redemption price per share	$20.76

Class B1
Net assets	$12,609,287
Shares outstanding	614,447
Net asset value and offering price per share	$20.52

Class C1
Net assets	$2,512,411
Shares outstanding	122,386
Net asset value and offering price per share	$20.53

Class I
Net assets	$12,619
Shares outstanding	604
Net asset value, offering price and redemption price per share	$20.90[2]

Class R1
Net assets	$119,592
Shares outstanding	5,784
Net asset value, offering price and redemption price per share	$20.68

Class 1
Net assets	$507,684
Shares outstanding	24,269
Net asset value, offering price and redemption price per share	$20.92

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[3]	$21.85

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on February 29, 2008.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Growth Opportunities Fund

25

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 2-29-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$532,740
Securities lending	133,929
Interest	71,699
Income from affiliated issuers	32,201

Total investment income	770,569

Expenses

Investment management fees (Note 3)	685,750
Distribution and service fees (Note 3)	364,568
Transfer agent fees (Note 3)	171,780
Fund administration fees (Note 3)	21,947
Blue sky fees (Note 3)	81,252
Audit and legal fees	164,695
Printing and postage fees (Note 3)	48,138
Custodian fees	135,727
Trustees’ fees (Note 4)	4,116
Registration and filing fees	38,930
Miscellaneous	4,951

Total expenses	1,721,854
Less expense reductions (Note 3)	(299,874)

Net expenses	1,421,980

Net investment loss	(651,411)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	5,956,467
Net increase from payments by affiliates (Note 9)	172,697
Futures contracts	(332,537)
5,796,627
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(27,274,276)
Futures contracts	(15,969)
(27,290,245)
Net realized and unrealized gain (loss)	(21,493,618)

Increase (decrease) in net assets from operations	($22,145,029)

See notes to financial statements

Growth Opportunities Fund | Annual report

26

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-07	2-29-08

Increase (decrease) in net assets

From operations
Net investment loss	($15,019)	($651,411)
Net realized gain (loss)	145,591	5,796,627
Change in net unrealized appreciation (depreciation)	223,455	(27,290,245)

Increase (decrease) in net assets resulting from operations	354,027	(22,145,029)

Distributions to shareholders
From net realized gain
Class A	(38,393)	(17,472)
Class B	(2,305)	(3,315)
Class C	(5,246)	(663)
Class I	(1,806)	(7)
Class R1	(1,078)	(26)
Class 1	(1,082)	(69)

Total distributions	(49,910)	(21,552)

From Fund share transactions (Note 6)	4,626,956	102,847,160

Total increase (decrease)	4,931,073	80,680,579

Net assets

Beginning of year	1,898,058	6,829,131

End of year	$6,829,131	$87,509,710

See notes to financial statements

Annual report | Growth Opportunities Fund

27

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS A SHARES

Period ended	2-28-06[1]	2-28-07[2]	2-29-08

Per share operating performance

Net asset value, beginning of period	$21.31	$23.29	$24.34
Net investment income (loss)[3]	0.04	(0.07)[4]	(0.15)
Net realized and unrealized
gain (loss) on investments	1.94	1.36	(3.43)
Total from investment operations	1.98	1.29	(3.58)
Less distributions
From net realized gain	—	(0.24)	— [5]
Net asset value, end of period	$23.29	$24.34	$20.76
Total return[6] (%)	9.29[7]	5.57[8,9]	(14.69)[8]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$5	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	5.45[10]	5.59	1.81
Expenses net of fee waivers, if any	0.48[10]	1.32	1.55
Expenses net of all fee waivers and credits	0.48[10]	1.32	1.54
Net investment income (loss)	0.41[10]	(0.34)[4]	(0.64)
Portfolio turnover (%)	43[7]	96	262[11]

1 Class A shares began operations on 9-16-05.

2 Effective June 12, 2006, shareholders of the former GMO Small/Mid Cap Growth Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Growth Opportunities Fund. Additionally, the accounting and performance history of the former GMO Small/Mid Cap Growth Fund was redesignated as that of John Hancock Growth Opportunities Fund Class A.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.14% of average net assets.

5 Less than $0.01 per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Assumes dividend reinvestment.

9 Class A returns linked back to the Predecessor Fund.

10 Annualized.

11 Excludes merger activity.

See notes to financial statements

Growth Opportunities Fund | Annual report

28

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$22.17	$24.23
Net investment income (loss)[2]	(0.20)[3]	(0.31)
Net realized and unrealized gain
(loss) on investments	2.50	(3.40)
Total from investment operations	2.30	(3.71)
Less distributions
From net realized gain	(0.24)	— [4]
Net asset value, end of period	$24.23	$20.52
Total return[5,6] (%)	10.40[7]	(15.29)

Ratios and supplemental data

Net assets, end of period (in millions)	— [8]	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	14.62[9]	2.61
Expenses net of fee waivers, if any	2.22[9]	2.25
Expenses net of all fee waivers and credits	2.22[9]	2.24
Net investment income (loss)	(1.21)[3,9]	(1.34)
Portfolio turnover (%)	96[7]	262[10]

1 Class B shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.11% of average net assets.

4 Less than $0.01 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Excludes merger activity.

See notes to financial statements

Annual report | Growth Opportunities Fund

29

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance
Net asset value, beginning of period	$22.17	$24.23
Net investment income (loss)[2]	(0.19)[3]	(0.32)
Net realized and unrealized
gain (loss) on investments	2.49	(3.38)
Total from investment operations	2.30	(3.70)
Less distributions
From net realized gain	(0.24)	— [4]
Net asset value, end of period	$24.23	$20.53
Total return[5,6] (%)	10.40[7]	(15.25)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	10.43[8]	3.14
Expenses net of fee waivers, if any	2.22[8]	2.25
Expenses net of all fee waivers and credits	2.22[8]	2.24
Net investment income (loss)	(1.15)[3,8]	(1.35)
Portfolio turnover (%)	96[7]	262[9]

1 Class C shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.11% of average net assets.

4 Less than $0.01 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Annualized.

9 Excludes merger activity.

See notes to financial statements

Growth Opportunities Fund | Annual report

30

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance
Net asset value, beginning of period	$22.17	$24.41
Net investment income (loss)[2]	(0.02)[3]	(0.07)
Net realized and unrealized
gain (loss) on investments	2.50	(3.44)
Total from investment operations	2.48	(3.51)
Less distributions
From net realized gain	(0.24)	— [4]
Net asset value, end of period	$24.41	$20.90
Total return[5,6] (%)	11.22[7]	(14.36)

Ratios and supplemental data

Net assets, end of period (in millions)	— [8]	— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	16.26[9]	12.17
Expenses net of fee waivers, if any	1.13[9]	1.04
Expenses net of all fee waivers and credits	1.13[9]	1.04
Net investment income (loss)	(0.10)[3,9]	(0.30)
Portfolio turnover (%)	96[7]	262[10]

1 Class I shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.11% of average net assets.

4 Less than $0.01 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Excludes merger activity.

See notes to financial statements

Annual report | Growth Opportunities Fund

31

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$22.17	$24.27
Net investment income (loss)[2]	(0.14)[3]	(0.19)
Net realized and unrealized
gain (loss) on investments	2.48	(3.40)
Total from investment operations	2.34	(3.59)
Less distributions
From net realized gain	(0.24)	— [4]
Net asset value, end of period	$24.27	$20.68
Total return[5,6] (%)	10.58[7]	(14.77)

Ratios and supplemental data

Net assets, end of period (in millions)	— [8]	— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	24.20[9]	15.83
Expenses net of fee waivers, if any	1.88[9]	1.64
Expenses net of all fee waivers and credits	1.88[9]	1.64
Net investment income (loss)	(0.86)[3,9]	(0.78)
Portfolio turnover (%)	96[7]	262[10]

1 Class R1 shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.11% of average net assets.

4 Less than $0.01 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Excludes merger activity.

See notes to financial statements

Growth Opportunities Fund | Annual report

32

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$22.17	$24.42
Net investment income (loss)[2]	(0.02)[3]	(0.05)
Net realized and unrealized
gain (loss) on investments	2.51	(3.45)
Total from investment operations	2.49	(3.50)
Less distributions
From net realized gain	(0.24)	— [4]
Net asset value, end of period	$24.42	$20.92
Total return[5,6] (%)	11.26[7]	(14.31)

Ratios and supplemental data

Net assets, end of period (in millions)	— [8]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.81[9]	1.81
Expenses net of fee waivers, if any	1.09[9]	1.09
Expenses net of all fee waivers and credits	1.09[9]	1.09
Net investment income (loss)	(0.10)[3,9]	(0.22)
Portfolio turnover (%)	96[7]	262[10]

1 Class 1 shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.10% of average net assets.

4 Less than $0.01 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Excludes merger activity.

See notes to financial statements

Annual report | Growth Opportunities Fund

33

Notes to financial statements

1. Organization

John Hancock Growth Opportunities Fund (the Fund) is a non-diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1 and Class 1 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York.

The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other affiliates of John Hancock USA owned 4,557 shares of beneficial interest of Class R1 on February 29, 2008.

The Fund is the accounting and performance successor to the GMO Small/Mid Cap Growth Fund (the Predecessor Fund), a diversified open-end management investment company organized as a Massachusetts business trust. On June 12, 2006, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Growth Opportunities Fund | Annual report

34

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of the John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing signifi-cant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “sig-nificant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee when applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security

Annual report | Growth Opportunities Fund

35

valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

New accounting pronouncements

In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss for certain securities valued by significant unobservable market inputs.

In March 2008, FASB No. 161 (FAS 161),  Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures

Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other finan-cial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes.

Growth Opportunities Fund | Annual report

36

Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Allocations of income and expenses

All income, expenses (except class-specific expenses), and realized and unrealized gain/ loss are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expenses not directly attributable to the Fund or share classes are allocated based on the relative share of net assets of the Fund or share class at the time the expense was incurred. Class-specific expenses, as detailed in Note 3, are accrued daily and charged directly to the respective share classes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintain collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending its securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley), which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of fund securities of the Fund. The risk of having one primary borrower of securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Prior to May 8, 2007, cash collateral was invested in the State Street Navigator Securities Lending Portfolio. At February 29, 2008, the Fund loaned securities having a market value of $6,455,481 collateralized by securities in the amount of $6,584,591.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments, such as U.S. Treasury Bonds or Notes, or on securities indices, such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final

Annual report | Growth Opportunities Fund

37

determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at February 29, 2008:

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Russell 2000 Mini
Index Futures	5	Long	Mar 2008	$343,400	($15,752)
S&P Mid 400 E-mini
Index Futures	5	Long	Mar 2008	394,700	(10,673)
					($26,425)

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund had $33,521,041 of a capital loss car-ryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: February 28, 2009 — $8,514,595 and February 28, 2010 — $25,006,446. Availability of a certain amount of the loss carryforwards, which were acquired on May 25, 2007 in a merger with the John Hancock Mid Cap Growth Fund, may be limited in a given year. Net capital losses of $13,634,044 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on March 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $37,434 and long-term capital gain $12,476. During the year ended February 29, 2008, the tax character of distributions paid was as follows: long-term capital gain $21,552. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of February 29, 2008, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions

Growth Opportunities Fund | Annual report

38

in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/ tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to net operating losses, expiration of capital loss carryforwards and merger-related transactions.

3. Investment advisory and other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.78% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.77% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.76% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Growth Opportunities Trust, a series of John Hancock Trust, and Growth Opportunities Fund, a series of John Hancock Funds II. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended February 29, 2008, were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net assets.

Expense reimbursements

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.24% of the Fund’s average annual net assets which are allocated pro rata to all share classes. Furthermore, the Adviser has voluntarily agreed to reimburse or limit these Fund level expenses to 0.20% for the period from May 26, 2007 to February 29, 2008. The agreements exclude taxes, portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

In addition, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.54% for Class A shares, 2.24% for Class B, 2.24% for Class C, 1.00% for Class I, 1.64% for Class R1 and 1.09% for Class 1. Prior to September 28, 2007, the expense limitation for Class I was 1.14% . Accordingly, the expense reductions or reimbursements related to this agreement were $183,313, $45,918, $24,631, $19,164, $16,539 and $2,473 for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively for the year ended February 29, 2008. The expense reimbursements and limits will continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Fund administration fees

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the

Annual report | Growth Opportunities Fund

39

preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the year ended February 29, 2008, were $21,947 with an annual effective rate of 0.03% of the Fund’s average daily net assets.

Distribution and shareholder servicing fees

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 average daily net asset value for certain other services. There were no Service Plan fees incurred for the year ended February 29, 2008.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the year ended February 29, 2008, the Fund was informed that the Distributor received net up-front sales charges of $49,772 with regard to sales of Class A shares. Of this amount, $5,770 was retained and used for printing prospectuses, advertising, sales literature and other purposes; $37,625 was paid as sales commissions to unrelated broker-dealers; and $6,377 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended February 29, 2008, CDSCs received by Distributor amounted to $26,428 for Class B shares and $420 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class R1 shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the

Growth Opportunities Fund | Annual report

40

future. There were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the year ended February 29, 2008.

In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the year ended February 29, 2008, the transfer agent fees reductions for Class R1 were $179.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended February 29, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $7,657 for transfer agent credits earned.

Class level expenses for the year ended February 29, 2008, were as follows:

	Distribution and	Transfer		Printing and
Share class	service fees	agent fees	Blue sky fees	postage fees

Class A	$207,247	$136,441	$16,783	$39,243
Class B	128,950	29,279	15,557	6,611
Class C	27,611	5,726	15,396	1,687
Class I	—	94	17,637	321
Class R1	589	240	15,879	3
Class 1	171	—	—	273
Total	$364,568	$171,780	$81,252	$48,138

4. Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

5. Line of credit

The Fund has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. Effective October 15, 2007, the commitment fee was changed from 0.07% to 0.05% . For the year ended February 29, 2008, there were no borrowings under the line of credit.

Annual report | Growth Opportunities Fund

41

6. Fund share transactions

Share activities for the Fund for the years ended February 28, 2007, and February 29, 2008, were as follows:

	Year ended 2-28-07[1]		Year ended 2-29-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	134,743	$3,150,486	199,710	$4,734,281
Issued in reorganization (Note 8)	—	—	3,812,316	97,964,692
Distributions reinvested	1,586	37,457	717	16,781
Repurchased	(4,238)	(100,934)	(769,487)	(18,231,640)
Net increase (decrease)	132,091	$3,087,009	3,243,256	$84,484,114

Class B shares

Sold	16,576	$380,025	44,734	$1,047,067
Issued in reorganization (Note 8)	—	—	781,214	19,954,400
Distributions reinvested	89	2,095	138	3,188
Repurchased	(64)	(1,503)	(228,240)	(5,308,318)
Net increase (decrease)	16,601	$380,617	597,846	$15,696,337

Class C shares

Sold	26,822	$617,497	23,285	$556,494
Issued in reorganization (Note 8)	—	—	126,693	3,236,288
Distributions reinvested	112	2,625	26	597
Repurchased	(1)	(14)	(54,551)	(1,266,527)
Net increase (decrease)	26,933	$620,108	95,453	$2,526,852

Class I shares

Sold	8,222	$183,402	1,206	$29,806
Issued in reorganization (Note 8)	—	—	2,191	56,536
Distributions reinvested	76	1,806	—	7
Repurchased	—	—	(11,091)	(267,783)
Net increase (decrease)	8,298	$185,208	(7,694)	($181,434)

Class R1 shares

Sold	4,574	$101,500	1,329	$30,792
Distributions reinvested	46	1,078	1	26
Repurchased	—	—	(166)	(3,725)
Net increase (decrease)	4,620	$102,578	1,164	$27,093

Class 1 shares

Sold	10,706	$250,671	27,623	$639,853
Distributions reinvested	46	1,082	3	69
Repurchased	(13)	(317)	(14,096)	(345,724)
Net increase (decrease)	10,739	$251,436	13,530	$294,198

Net increase (decrease)	199,282	$4,626,956	3,943,555	$102,847,160

1Period from 6-12-06 (commencement of operations) to 2-28-07 for Class B, Class C, Class I and Class R1.

Growth Opportunities Fund | Annual report

42

7. Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended February 29, 2008, aggregated $217,661,800 and $238,928,994, respectively.

8. Reorganization

On June 12, 2006, the Fund acquired substantially all of the assets and liabilities of the Predecessor Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as a tax-free exchange of 81,480 Class A shares of the Fund for the net assets of the Predecessor Fund, which amounted to $1,806,642, including $14,098 of unrealized depreciation, after the close of business on June 9, 2006. Accounting and performance history of the Predecessor Fund was redesignated as that of Class A of the Fund.

On May 9, 2007, the shareholders of John Hancock Mid Cap Growth Fund (Mid Cap Growth Fund) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Mid Cap Growth Fund in exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 3,812,316 Class A shares, 781,214 Class B shares, 126,693 Class C shares and 2,191 Class I shares of the Fund for the net assets of the Mid Cap Growth Fund, which amounted to $97,964,692, $19,954,400, $3,236,288 and $56,536 for Class A, Class B, Class C and Class I shares of the Mid Cap Growth Fund, respectively, including the total of $21,282,022 of unrealized appreciation, after the close of business on May 25, 2007.

9. Legal and regulatory matters

On June 25, 2007, the Adviser and the Distributor and two of their affiliates (collectively, the John Hancock Affiliates) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003. One of the parties to this settlement was the Mid Cap Growth Fund, which, as noted above, was acquired by the Fund in May 2007. As a result of this settlement, the Fund received $172,697, which was recorded as a realized gain to the Fund’s books on June 25, 2007.

Annual report | Growth Opportunities Fund

43

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Growth Opportunities Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Growth Opportunities Fund (the Fund) at February 29, 2008, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 18, 2008

Growth Opportunities Fund | Annual report

44

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 29, 2008.

The Fund has designated distributions to shareholders of $21,552 as a long-term capital gain dividend.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Annual report | Growth Opportunities Fund

45

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2006	55

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2006	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle
Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance)
(since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New
Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000),
Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas
Commerce Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes
Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2006	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2006	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Growth Opportunities Fund | Annual report

46

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2006	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2006	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2006	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

Annual report | Growth Opportunities Fund

47

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Growth Opportunities Fund | Annual report

48

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2006

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Growth Opportunities Fund

49

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, LLC	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	One Lincoln Street
Boston, MA 02210-2805		Boston, MA 02111-2950
Transfer agent
Subadviser	John Hancock Signature	Independent registered public
Grantham, Mayo, Van	Services, Inc.	accounting firm
Otterloo & Co. LLC	P.O. Box 9510	PricewaterhouseCoopers LLP
40 Rowes Wharf	Portsmouth, NH 03802-9510	125 High Street
Boston, MA 02110		Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Growth Opportunities Fund | Annual report

50

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Growth Opportunities Fund.	8400A	2/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		4/08

John Hancock MUTUAL FUNDS

John Hancock
Growth Fund

Annual Report
2.29.08

Discussion of Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

U.S. stocks went on a wild ride during the 12-month period highlighted both by record highs for broad market indexes and conditions deemed poor enough to warrant numerous interventions by the Federal Reserve. For the period in full, the Standard & Poor’s 500 Index finished down 3.60%, a modest move that belied its frequent violent gyrations. Growth stocks outpaced value stocks during the period. Telecommunication services, financials and consumer discretionary were the worst-performing sectors in the Russell 1000 Growth Index, while energy stocks performed the best.

“U.S. stocks went on a wild
ride during the 12-month
period…”

For the year ended February, 29, 2008, John Hancock Growth Fund’s Class A, Class B, Class C, Class I and Class R1 shares returned –6.28%, –7.01%, –7.01%, –5.94% and –6.39%, respectively, at net asset value while the Russell 1000 Growth Index returned 0.40% and the average large growth fund monitored by Morningstar, Inc. returned 0.64% . Sector and stock selection both detracted from returns versus the benchmark. Sector weightings adding to relative returns included an overweight in energy, while sector weightings detracting from relative returns included an overweight in consumer discretionary. Stock selections in telecommunication services added to relative returns, while picks in consumer discretionary and financials detracted. Individual names adding to returns versus the benchmark included overweight positions in Exxon Mobil Corp., Chevron Corp. and McDonald’s Corp. while overweight positions detracting from relative returns included Home Depot, Inc., Kohl’s Corp. and Coach, Inc.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Growth Fund | Annual report

6

A look at performance

For the periods ended February 29, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	6-12-06	–10.97%	—	—	–1.42%	–10.97%	—	—	–2.44%

B	6-12-06	–11.41	—	—	–1.39	–11.41	—	—	–2.39

C	6-12-06	–7.89	—	—	0.82	–7.89	—	—	1.41

I1	6-12-06	–5.94	—	—	2.10	–5.94	—	—	3.64

R1[1]	6-12-06	–6.39	—	—	1.32	–6.39	—	—	2.28

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-08. The net expenses are as follows: Class A — 1.39%, Class B — 2.09%, Class C — 2.10%, Class I — 1.00%, Class R1 — 1.74% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.00%, Class B — 11.94%, Class C — 7.70%, Class I — 1.90%, Class R1 — 21.55% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Annual report | Growth Fund

7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Growth Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Growth Index.

	Period	Without	With maximum
Class	beginning	sales charge	sales charge	Index

B	6-12-06	$10,141	$9,761	$11,270

C2	6-12-06	10,141	10,141	11,270

I3	6-12-06	10,364	10,364	11,270

R1[3]	6-12-06	10,228	10,228	11,270

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of February 29, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Growth Fund | Annual report

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period on 2-29-08[1]

Class A	$1,000.00	$905.38	$6.59

Class B	1,000.00	901.95	9.93

Class C	1,000.00	901.95	9.93

Class I	1,000.00	907.23	4.74

Class R1	1,000.00	905.88	5.92

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Growth Fund

9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period on 2-29-08[1]

Class A	$1,000.00	$1,017.95	$6.97

Class B	1,000.00	1,014.42	10.52

Class C	1,000.00	1,014.42	10.52

Class I	1,000.00	1,019.89	5.02

Class R1	1,000.00	1,018.65	6.27

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.39%, 2.10%, 2.10%, 1.00% and 1.25% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half year/366 (to reflect the one-half year period).

Growth Fund | Annual report

10

Portfolio summary

Top 10 holdings[1]

Exxon Mobil Corp.	4.9%	International Business Machines Corp.	2.5%

Wal-Mart Stores, Inc.	3.4%	Schlumberger Ltd.	2.5%

Microsoft Corp.	3.2%	UnitedHealth Group, Inc.	2.5%

The Coca-Cola Company	2.8%	Altria Group, Inc.	2.4%

Apple, Inc.	2.5%	Cisco Systems, Inc.	2.3%

Sector distribution[1]

Consumer non-cyclical	30%	Industrial	10%

Technology	14%	Financial	3%

Consumer cyclical	14%	Basic materials	2%

Energy	14%	Utilities	1%

Communications	10%	Other	2%

1As a percentage of net assets on February 29, 2008.

Annual report | Growth Fund

11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-29-08

This schedule is divided into three main categories: common stocks, short-term investments and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.78%		$24,768,139

(Cost $25,520,551)

Advertising 0.16%		40,908

Interpublic Group of Companies, Inc. *	600	5,172

Omnicom Group, Inc.	800	35,736

Aerospace 1.32%		331,982

General Dynamics Corp.	400	32,740

Goodrich Corp.	1,100	65,153

Lockheed Martin Corp.	100	10,320

Northrop Grumman Corp.	200	15,722

Rockwell Collins, Inc.	300	17,670

United Technologies Corp.	2,700	190,377

Agriculture 1.61%		404,880

Monsanto Company	3,500	404,880

Aluminum 0.10%		25,998

Alcoa, Inc.	700	25,998

Apparel & Textiles 0.90%		224,435

Coach, Inc. *	2,000	60,640

Liz Claiborne, Inc.	600	10,668

Mohawk Industries, Inc. * (a)	400	28,564

NIKE, Inc., Class B	1,300	78,260

Polo Ralph Lauren Corp., Class A	500	31,095

VF Corp.	200	15,208

Auto Parts 0.62%		155,083

AutoZone, Inc. *	300	34,524

Genuine Parts Company	300	12,375

Johnson Controls, Inc.	2,800	92,008

O’Reilly Automotive, Inc. *	600	16,176

Auto Services 0.12%		30,597

AutoNation, Inc. *	2,100	30,597

See notes to financial statements

Growth Fund | Annual report

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Automobiles 0.39%		$97,605

PACCAR, Inc.	2,250	97,605

Biotechnology 0.34%		84,661

Amgen, Inc. *	400	18,208

Genentech, Inc. *	500	37,875

Immucor, Inc. *	500	14,900

Techne Corp. *	200	13,678

Broadcasting 0.33%		83,820

Discovery Holding Company *	1,700	38,369

Liberty Global, Inc., Class A *	900	33,840

Liberty Media Corp., Capital, Series A *	100	11,611

Building Materials & Construction 0.05%		11,214

Masco Corp.	600	11,214

Business Services 1.65%		413,515

Accenture, Ltd., Class A	700	24,675

Affiliated Computer Services, Inc., Class A *	100	5,075

Automatic Data Processing, Inc.	1,000	39,950

FactSet Research Systems, Inc.	300	15,792

Fiserv, Inc. *	1,400	73,668

Fluor Corp.	700	97,475

Jacobs Engineering Group, Inc. *	1,000	80,290

Moody’s Corp.	700	26,586

NCR Corp. *	1,000	22,160

Pitney Bowes, Inc.	500	17,890

R.R. Donnelley & Sons Company	100	3,183

TeleTech Holdings, Inc. *	300	6,771

Cable & Television 0.12%		30,985

Comcast Corp., Class A *	850	16,609

DIRECTV Group, Inc. *	200	5,010

Time Warner, Inc.	600	9,366

Cellular Communications 0.04%		9,380

Telephone & Data Systems, Inc.	200	9,380

Chemicals 0.26%		65,712

Albemarle Corp.	200	7,588

Celanese Corp., Series A	1,400	54,460

Hercules, Inc.	200	3,664

Colleges & Universities 0.09%		22,275

Career Education Corp. *	1,500	22,275

Computers & Business Equipment 10.64%		2,667,987

Apple, Inc. *	5,100	637,602

Cisco Systems, Inc. *	23,900	582,443

Cognizant Technology Solutions Corp., Class A *	1,000	30,210

Dell, Inc. *	17,000	337,450

EMC Corp. *	17,700	275,058

See notes to financial statements

Annual report | Growth Fund

13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Computers & Business Equipment (continued)

Hewlett-Packard Company	1,900	$90,763

Ingram Micro, Inc., Class A *	1,100	16,797

International Business Machines Corp.	5,600	637,616

Juniper Networks, Inc. *	1,500	40,230

Lexmark International, Inc. *	600	19,818

Construction Materials 0.45%		112,298

Martin Marietta Materials, Inc. (a)	400	43,040

Sherwin-Williams Company	100	5,178

Trane, Inc.	800	36,040

Vulcan Materials Company	400	28,040

Containers & Glass 0.32%		79,030

Owens-Illinois, Inc. *	1,400	79,030

Cosmetics & Toiletries 3.36%		841,766

Avon Products, Inc.	1,000	38,060

Colgate-Palmolive Company	1,600	121,744

International Flavors & Fragrances, Inc.	200	8,626

Kimberly-Clark Corp.	1,700	110,806

Procter & Gamble Company	8,500	562,530

Crude Petroleum & Natural Gas 0.83%		206,800

Apache Corp.	500	57,355

Occidental Petroleum Corp.	1,300	100,581

Sunoco, Inc.	800	48,864

Drugs & Health Care 0.17%		43,620

Wyeth	1,000	43,620

Educational Services 0.57%		142,384

Apollo Group, Inc., Class A *	1,600	98,208

ITT Educational Services, Inc. *	800	44,176

Electrical Equipment 0.36%		90,804

Emerson Electric Company	1,000	50,960

FLIR Systems, Inc. *	1,400	39,844

Electrical Utilities 0.84%		209,998

American Electric Power Company, Inc.	300	12,276

CenterPoint Energy, Inc.	1,000	14,680

Constellation Energy Group, Inc.	500	44,175

Dynegy, Inc., Class A *	800	5,920

FPL Group, Inc.	100	6,029

Mirant Corp. *	900	33,300

PPL Corp.	300	13,614

Public Service Enterprise Group, Inc.	800	35,280

Quanta Services, Inc. *	1,300	31,044

Reliant Energy, Inc. *	600	13,680

See notes to financial statements

Growth Fund | Annual report

14

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Electronics 0.37%		$92,519

Arrow Electronics, Inc. *	300	9,783

Avnet, Inc. *	1,200	40,452

Garmin, Ltd.	200	11,742

L-3 Communications Holdings, Inc.	200	21,258

Synopsys, Inc. *	400	9,284

Energy 0.25%		63,091

NRG Energy, Inc. *	1,400	57,778

Sempra Energy	100	5,313

Financial Services 1.12%		279,510

Citigroup, Inc.	3,700	87,727

Eaton Vance Corp.	1,100	35,035

Franklin Resources, Inc.	400	37,748

Goldman Sachs Group, Inc.	300	50,889

Janus Capital Group, Inc.	500	12,110

Merrill Lynch & Company, Inc.	200	9,912

SEI Investments Company	900	22,509

T. Rowe Price Group, Inc. (c)	300	15,159

The First Marblehead Corp. (a)	700	8,421

Food & Beverages 5.55%		1,392,211

General Mills, Inc.	700	39,193

H.J. Heinz Company	400	17,644

Kellogg Company	400	20,288

Kraft Foods, Inc., Class A	1,707	53,207

PepsiCo, Inc.	6,900	479,964

Sara Lee Corp.	1,100	13,893

Sysco Corp.	1,100	30,866

The Coca-Cola Company	12,200	713,212

William Wrigley Jr. Company	400	23,944

Gas & Pipeline Utilities 0.95%		237,321

Transocean, Inc. *	1,689	237,321

Healthcare Products 6.21%		1,556,221

Baxter International, Inc.	1,400	82,628

Becton, Dickinson & Company	300	27,126

IDEXX Laboratories, Inc. *	400	22,188

Intuitive Surgical, Inc. *	300	84,576

Johnson & Johnson	8,100	501,876

Kinetic Concepts, Inc. *	800	41,112

Medtronic, Inc.	4,000	197,440

Patterson Companies, Inc. *	800	28,160

Respironics, Inc. *	500	32,840

St. Jude Medical, Inc. *	1,100	47,278

Stryker Corp.	2,800	182,308

Zimmer Holdings, Inc. *	4,100	308,689

See notes to financial statements

Annual report | Growth Fund

15

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Healthcare Services 5.14%		$1,289,753

Cardinal Health, Inc.	1,000	59,140

Coventry Health Care, Inc. *	700	36,309

Express Scripts, Inc. *	4,100	242,310

Lincare Holdings, Inc. *	$200	6,500

McKesson Corp.	800	47,008

Medco Health Solutions, Inc. *	4,200	186,102

Quest Diagnostics, Inc.	800	38,136

UnitedHealth Group, Inc.	13,300	618,184

WellPoint, Inc. *	800	56,064

Homebuilders 0.06%		14,030

D.R. Horton, Inc.	1,000	14,030

Hotels & Restaurants 0.66%		164,623

Jack in the Box, Inc. *	200	5,254

Marriott International, Inc., Class A	200	6,820

McDonald’s Corp.	2,000	108,220

Starbucks Corp. *	1,700	30,549

Yum! Brands, Inc.	400	13,780

Household Products 0.32%		81,392

Church & Dwight, Inc.	100	5,346

Clorox Company	200	11,638

Energizer Holdings, Inc. *	600	55,698

Tempur-Pedic International, Inc. (a)	500	8,710

Industrial Machinery 2.61%		654,729

Cameron International Corp. *	1,400	59,472

Caterpillar, Inc.	2,000	144,660

Crane Company	300	12,369

Cummins, Inc.	1,400	70,532

Deere & Company	2,400	204,504

Dresser-Rand Group, Inc. *	300	10,221

Flowserve Corp.	200	21,780

ITT Corp.	800	44,992

Lincoln Electric Holdings, Inc.	200	13,428

Pall Corp.	1,100	43,307

W.W. Grainger, Inc.	400	29,464

Insurance 1.76%		440,648

Aetna, Inc.	1,500	74,400

AFLAC, Inc.	1,500	93,615

Allstate Corp.	300	14,319

Ambac Financial Group, Inc.	200	2,228

American International Group, Inc.	1,600	74,976

Brown & Brown, Inc.	1,100	19,613

CIGNA Corp.	1,200	53,496

Hartford Financial Services Group, Inc.	200	13,980

MBIA, Inc. (a)	500	6,485

See notes to financial statements

Growth Fund | Annual report

16

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Insurance (continued)

Prudential Financial, Inc.	500	$36,485

The Travelers Companies, Inc.	1,100	51,051

International Oil 7.84%		1,966,452

Anadarko Petroleum Corp.	500	31,870

Chevron Corp.	5,000	433,300

ConocoPhillips	2,200	181,962

Exxon Mobil Corp.	14,100	1,226,841

Noble Corp.	900	44,235

Weatherford International, Ltd. *	700	48,244

Internet Content 1.50%		376,944

Google, Inc., Class A *	800	376,944

Internet Retail 2.15%		538,050

Amazon.com, Inc. *	3,700	238,539

eBay, Inc. *	9,300	245,148

Expedia, Inc. *	1,700	38,981

IAC/InterActiveCorp. *	200	3,980

Priceline.com, Inc. *	100	11,402

Internet Software 0.31%		78,510

McAfee, Inc. *	1,000	33,270

VeriSign, Inc. *	1,300	45,240

Leisure Time 0.21%		52,290

MGM MIRAGE *	849	52,290

Life Sciences 0.10%		23,844

Waters Corp. *	400	23,844

Liquor 0.47%		117,725

Anheuser-Busch Companies, Inc.	2,500	117,725

Manufacturing 2.68%		670,743

3M Company	3,700	290,080

Danaher Corp.	1,000	74,150

Harley-Davidson, Inc.	1,400	52,024

Honeywell International, Inc.	3,400	195,636

Illinois Tool Works, Inc.	500	24,535

Mettler-Toledo International, Inc. *	300	29,310

Tyco International, Ltd.	125	5,008

Metal & Metal Products 0.47%		118,235

Crown Holdings, Inc. *	300	7,473

Precision Castparts Corp.	900	99,351

Southern Copper Corp.	100	11,411

Mobile Homes 0.09%		21,336

Thor Industries, Inc.	700	21,336

Petroleum Services 3.85%		966,543

Diamond Offshore Drilling, Inc.	500	60,415

Schlumberger, Ltd.	7,200	622,440

See notes to financial statements

Annual report | Growth Fund

17

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Petroleum Services (continued)

Smith International, Inc.	1,400	$88,242

Tidewater, Inc.	600	33,690

Valero Energy Corp.	2,800	161,756

Pharmaceuticals 6.00%		1,503,470

Abbott Laboratories	5,200	278,460

Allergan, Inc.	300	17,769

Bristol-Myers Squibb Company	2,800	63,308

Eli Lilly & Company	2,100	105,042

Forest Laboratories, Inc. *	2,100	83,517

Gilead Sciences, Inc. *	800	37,856

Merck & Company, Inc.	9,600	425,280

Pfizer, Inc.	18,100	403,268

Schering-Plough Corp.	4,100	88,970

Publishing 0.11%		27,573

Gannett Company, Inc.	100	3,015

McGraw-Hill Companies, Inc.	600	24,558

Real Estate 0.01%		3,531

General Growth Properties, Inc., REIT	100	3,531

Retail Grocery 0.19%		48,720

Safeway, Inc.	500	14,370

SUPERVALU, Inc.	200	5,250

The Kroger Company	1,200	29,100

Retail Trade 10.11%		2,535,938

Abercrombie & Fitch Company, Class A	600	46,518

Advance Auto Parts, Inc.	900	30,186

American Eagle Outfitters, Inc.	1,200	25,644

Bed Bath & Beyond, Inc. *	1,700	48,178

Best Buy Company, Inc.	700	30,107

Big Lots, Inc. *	300	5,055

CarMax, Inc. * (a)	200	3,672

CVS Caremark Corp.	1,400	56,532

Dollar Tree Stores, Inc. *	1,000	26,830

Family Dollar Stores, Inc.	800	15,320

GameStop Corp., Class A *	700	29,652

Home Depot, Inc.	14,700	390,285

Kohl’s Corp. *	1,900	84,436

Lowe’s Companies, Inc.	13,000	311,610

Nordstrom, Inc.	100	3,703

RadioShack Corp.	1,900	33,155

Staples, Inc.	2,800	62,300

Target Corp.	4,500	236,745

The TJX Companies, Inc.	900	28,800

Tiffany & Company	1,300	48,932

See notes to financial statements

Growth Fund | Annual report

18

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Retail Trade (continued)

Walgreen Company	4,800	$175,248

Wal-Mart Stores, Inc.	17,000	843,030

Sanitary Services 0.04%		10,800

Nalco Holding Company	500	10,800

Semiconductors 0.68%		171,186

Intel Corp.	4,100	81,795

Intersil Corp., Class A	1,000	23,270

KLA-Tencor Corp.	700	29,407

National Semiconductor Corp.	600	9,882

Xilinx, Inc.	1,200	26,832

Software 4.98%		1,249,418

Activision, Inc. *	200	5,450

Adobe Systems, Inc. *	1,200	40,380

Autodesk, Inc. *	500	15,545

BMC Software, Inc. *	200	6,456

CA, Inc.	400	9,152

Citrix Systems, Inc. *	400	13,172

Compuware Corp. *	2,200	17,512

Intuit, Inc. *	1,000	26,560

Microsoft Corp.	29,300	797,546

NAVTEQ Corp. *	300	22,485

Oracle Corp. *	15,700	295,160

Telecommunications Equipment & Services 2.63%		659,939

Corning, Inc.	2,300	53,429

QUALCOMM, Inc.	10,200	432,174

Verizon Communications, Inc.	4,800	174,336

Telephone 0.28%		69,660

AT&T, Inc.	2,000	69,660

Tires & Rubber 0.16%		40,650

Goodyear Tire & Rubber Company *	1,500	40,650

Tobacco 2.43%		608,721

Altria Group, Inc.	8,100	592,434

UST, Inc.	300	16,287

Toys, Amusements & Sporting Goods 0.07%		18,036

Hasbro, Inc.	400	10,308

Mattel, Inc.	400	7,728

Transportation 0.08%		20,308

C.H. Robinson Worldwide, Inc.	400	20,308

Trucking & Freight 0.70%		175,732

FedEx Corp.	400	35,252

United Parcel Service, Inc., Class B	2,000	140,480

See notes to financial statements

Annual report | Growth Fund

19

F I N A N C I A L  S T A T E M E N T S

	Principal
Issuer	Amount	Value

Short-term investments 0.33%		$83,311

(Cost $83,311)

John Hancock Cash Investment Trust, 3.5681% (c)(f)	$83,311	83,311

Repurchase agreements 1.52%		$381,000

(Cost $381,000)

Repurchase Agreement with State Street Corp. dated 2-29-08 at
2.35% to be repurchased at $381,075 on 3-3-08,
collateralized by $395,000 Federal National Mortgage
Association, 5.57%, due 7-14-28 (valued at $390,556,
including interest)	$381,000	381,000

Total investments (Cost $25,984,862)† 100.63%		$25,232,450

Liabilities in excess of other assets (0.63%)		($157,791)

Total net assets 100.00%		$25,074,659

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

* Non-income producing.

(a) All or a portion of this security was out on loan.

(c) Investment is an affiliate of the Trust’s adviser or subadviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

† At February 29, 2008, the aggregate cost of investment securities for federal income tax purposes was $26,022,911. Net unrealized depreciation aggregated $790,461, of which $1,325,295 related to appreciated investment securities and $2,115,756 related to depreciated investment securities.

See notes to financial statements

Growth Fund | Annual report

20

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $25,520,551)
including $81,677 of securities loaned (Note 2)	$24,768,139
Repurchase agreement, at value (cost $381,000) (Note 2)	381,000
Investments in affiliated issuers, at value (cost $83,311) (Note 9)	83,311

Total investments, at value (cost $25,984,862)	25,232,450
Cash	271
Cash collateral at brokers for futures contracts	67,200
Receivable for investments sold	10,880
Receivable for fund shares sold	12,246
Dividends and interest receivable (net of tax)	41,361
Receivable due from adviser	702
Other assets	116

Total assets	25,365,226

Liabilities

Payable for fund shares repurchased	143,477
Payable upon return of securities loaned (Note 2)	83,311
Payable for futures variation margin	3,885
Payable to affiliates
Fund administration fees	180
Transfer agent fees	4,524
Distribution and service fees	189
Trustees’ fees	90
Other payables and accrued expenses	54,911

Total liabilities	290,567

Net assets

Capital paid-in	$26,579,324
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(750,815)
Net unrealized appreciation (depreciation) on investments and futures contracts	(753,850)

Net assets	$25,074,659

See notes to financial statements

Annual report | Growth Fund

21

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$22,346,085
Shares outstanding	1,162,336
Net asset value and redemption price per share	$19.23

Class B1
Net assets	$710,832
Shares outstanding	37,367
Net asset value and offering price per share	$19.02

Class C1
Net assets	$1,832,119
Shares outstanding	96,304
Net asset value and offering price per share	$19.02

Class I
Net assets	$63,402
Shares outstanding	3,272
Net asset value, offering price and redemption price per share	$19.38

Class R1
Net assets	$122,221
Shares outstanding	6,380
Net asset value, offering price and redemption price per share	$19.16

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$20.24

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Growth Fund | Annual report

22

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 2-29-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$327,889
Interest	48,824
Securities lending	568
Income from affiliated issuers	217

Total investment income	377,498

Expenses

Investment management fees (Note 3)	210,900
Distribution and service fees (Note 3)	95,791
Transfer agent fees (Note 3)	25,347
Fund administration fees (Note 3)	11,948
Blue sky fees (Note 3)	81,231
Audit and legal fees	70,246
Printing and postage fees (Note 3)	6,694
Custodian fees	37,950
Trustees’ fees (Note 3)	2,075
Registration and filing fees	24,946
Miscellaneous	280

Total expenses	567,408
Less expense reductions (Note 3)	(182,888)

Net expenses	384,520

Net investment loss	(7,022)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	144,161
Futures contracts	(44,965)
99,196
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(2,064,828)
Futures contracts	11,524
(2,053,304)
Net realized and unrealized gain (loss)	(1,954,108)
Increase (decrease) in net assets from operations	($1,961,130)

See notes to financial statements

Annual report | Growth Fund

23

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-07[1]	2-29-08

Increase (decrease) in net assets

From operations
Net investment income (loss)	$13,947	($7,022)
Net realized gain (loss)	863,241	99,196
Change in net unrealized appreciation (depreciation)	1,299,454	(2,053,304)

Increase (decrease) in net assets resulting from operations	2,176,642	(1,961,130)

Distributions to shareholders
From net investment income
Class A	(38,325)	—
Class I	(108)	—
Class R1	(163)	—
From net realized gain
Class A	(197,001)	(1,315,122)
Class B	(2,867)	(41,970)
Class C	(6,435)	(111,505)
Class I	(281)	(11,243)
Class R1	(1,108)	(6,262)

Total distributions	(246,288)	(1,486,102)

From Fund share transactions (Note 6)	20,208,114	6,383,423

Total increase	22,138,468	2,936,191

Net assets

Beginning of year	—	22,138,468

End of year	$22,138,468	$25,074,659

1 Period from 6-12-06 (commencement of operations) to 2-28-07.

See notes to financial statements

Growth Fund | Annual report

24

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$21.65
Net investment income (loss)[2]	—[3]	0.01
Net realized and unrealized gain
(loss) on investments	1.91	(1.25)
Total from investment operations	1.91	(1.24)
Less distributions
From net investment income	(0.04)	—
From net realized gain	(0.22)	(1.18)
	(0.26)	(1.18)
Net asset value, end of period	$21.65	$19.23
Total return[4,5] (%)	9.57[6]	(6.28)

Ratios and supplemental data

Net assets, end of period (in millions)	$21	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00[7]	1.85
Expenses net of fee waivers, if any	1.39[7]	1.40
Expenses net of all fee waivers and credits	1.39[7]	1.40
Net investment income (loss)	0.01[7]	0.04
Portfolio turnover (%)	93[6]	95

1 Class A shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

See notes to financial statements

Annual report | Growth Fund

25

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance
Net asset value, beginning of period	$20.00	$21.59
Net investment income (loss)[2]	(0.11)	(0.15)
Net realized and unrealized gain
(loss) on investments	1.92	(1.24)
Total from investment operations	1.81	(1.39)
Less distributions
From net realized gain	(0.22)	(1.18)
Net asset value, end of period	$21.59	$19.02
Total return[3,4] (%)	9.05[5]	(7.01)

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	11.94[7]	4.74
Expenses net of fee waivers, if any	2.09[7]	2.10
Expenses net of all fee waivers and credits	2.09[7]	2.10
Net investment income (loss)	(0.68)[7]	(0.68)
Portfolio turnover (%)	93[5]	95

1 Class B shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Growth Fund | Annual report

26

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance
Net asset value, beginning of period	$20.00	$21.59
Net investment income (loss)[2]	(0.10)	(0.15)
Net realized and unrealized gain
(loss) on investments	1.91	(1.24)
Total from investment operations	1.81	(1.39)
Less distributions
From net realized gain	(0.22)	(1.18)
Net asset value, end of period	$21.59	$19.02
Total return[3,4] (%)	9.05[5]	(7.01)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	7.70[6]	3.46
Expenses net of fee waivers, if any	2.10[6]	2.10
Expenses net of all fee waivers and credits	2.10[6]	2.10
Net investment income (loss)	(0.66)[6]	(0.68)
Portfolio turnover (%)	93[5]	95

1 Class C shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Annualized.

See notes to financial statements

Annual report | Growth Fund

27

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$21.73
Net investment income (loss)[2]	0.06	0.09
Net realized and unrealized gain
(loss) on investments	1.97	(1.26)
Total from investment operations	2.03	(1.17)
Less distributions
From net investment income	(0.08)	—
From net realized gain	(0.22)	(1.18)
	(0.30)	(1.18)
Net asset value, end of period	$21.73	$19.38
Total return[3,4] (%)	10.18[5]	(5.94)

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90[7]	9.72
Expenses net of fee waivers, if any	1.00[7]	1.00
Expenses net of all fee waivers and credits	1.00[7]	1.00
Net investment income (loss)	0.43[7]	0.40
Portfolio turnover (%)	93[5]	95

1 Class I shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Growth Fund | Annual report

28

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$21.60
Net investment income (loss)[2]	(0.05)	(0.01)
Net realized and unrealized gain
(loss) on investments	1.90	(1.25)
Total from investment operations	1.85	(1.26)
Less distributions
From net investment income	(0.03)	—
From net realized gain	(0.22)	(1.18)
	(0.25)	(1.18)
Net asset value, end of period	$21.60	$19.16
Total return[3,4] (%)	9.27[5]	(6.39)

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	21.55[7]	15.85
Expenses net of fee waivers, if any	1.74[7]	1.50
Expenses net of all fee waivers and credits	1.74[7]	1.50
Net investment income (loss)	(0.34)[7]	(0.06)
Portfolio turnover (%)	93[5]	95

1 Class R1 shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Annual report | Growth Fund

29

Notes to financial statements

1. Organization

John Hancock Growth Fund (the Fund) is a non-diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I and Class R1. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other affiliates of John Hancock USA owned 779,618 and 5,338 shares of beneficial interest of Class A and Class R1, respectively, on February 29, 2008.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of the John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the

Growth Fund | Annual report

30

Fund are valued at the last sale price or offi-cial closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the NYSE, the Funds will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee when applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

New accounting pronouncements

In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in

Annual report | Growth Fund

31

the financial statements; however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss for certain securities valued by significant unobservable market inputs.

In March 2008, FASB No. 161 (FAS 161),  Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Growth Fund | Annual report

32

Allocations of income and expenses

All income, expenses (except class-specific expenses), and realized and unrealized gain/ loss are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expenses not directly attributable to the Fund or share classes are allocated based on the relative share of net assets of the Fund or share class at the time the expense was incurred. Class-specific expenses, as detailed in Note 3, are accrued daily and charged directly to the respective share classes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintain collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending its securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley), which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of fund securities of the Fund. The risk of having one primary borrower of securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Prior to May 8, 2007, cash collateral was invested in the State Street Navigator Securities Lending Portfolio. At February 29, 2008, the Fund loaned securities having a market value of $81,677 collateralized by securities in the amount of $83,311.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments, such as U.S. Treasury Bonds or Notes, or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Annual report | Growth Fund

33

The following is a summary of open futures contracts on February 29, 2008:

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	AMOUNT	(DEPRECIATION)

S&P Mini 500 Index Futures	1	Long	Mar 2008	$66,565	($1,438)

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $733,332 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on March 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $205,911 and long-term capital gain $40,377. During the year ended February 29, 2008, the tax character of distributions paid was as follows: ordinary income $1,248,461 and long-term capital gain $237,641. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of February 29, 2008, the components of distributable earnings on a tax basis included $19,128 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to net operating losses.

3. Investment advisory and other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.78% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.77% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.76% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Growth Trust, a series of John Hancock Trust and Growth Fund, a series of John Hancock Funds II. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Growth Fund | Annual report

34

The investment management fees incurred for the year ended February 29, 2008, were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net assets.

Expense reimbursements

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.11% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

In addition, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.40% for Class A shares, 2.10% for Class B, 2.10% for Class C, 1.00% for Class I and 1.50% for Class R1. Accordingly, the expense reductions or reimbursements related to this agreement were $105,810, $18,036, $23,819, $18,464 and $16,302 for Class A, Class B, Class C, Class I and Class R1, respectively for the year ended February 29, 2008. The expense reimbursements and limits will continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Fund administration fees

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the year ended February 29, 2008, were $11,948 with an annual effective rate of 0.05% of the Fund’s average daily net assets.

Distribution and shareholder servicing fees

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 average daily net asset value for certain other services. There were no Service Plan fees incurred for the year ended February 29, 2008.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the year ended February 29, 2008, the Fund was informed that the Distributor received net up-front sales charges of $37,898 with regard to sales of Class A shares. Of this amount, $6,302 was retained and used for printing prospectuses; advertising, sales literature and other purposes; $31,521 was paid as sales commissions to unrelated broker-dealers; and $75 was paid as sales commissions to sales

Annual report | Growth Fund

35

personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended February 29, 2008, CDSCs received by Distributor amounted to $1,633 for Class B shares and $509 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account, and $15.00 for each Class R1 shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the year ended February 29, 2008.

In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the year ended February 29, 2008, the transfer agent fees reductions for Class R1 were $174.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended February 29, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $283 for transfer agent credits earned.

Class level expenses for the year ended February 29, 2008, were as follows:

	Distribution and	Transfer	Blue sky	Printing and
Share class	service fees	agent fees	fees	postage fees

Class A	$70,763	$20,006	$18,354	$5,740
Class B	6,850	1,395	14,680	148
Class C	17,604	3,599	14,820	803
Class I	—	114	17,541	—
Class R1	574	233	15,836	3
Total	$95,791	$25,347	$81,231	$6,694

Growth Fund | Annual report

36

4. Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

5. Line of credit

The Fund has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. Effective October 15, 2007, the commitment fee was changed from 0.07% to 0.05% . For the year ended February 29, 2008, there were no borrowings under the line of credit.

6. Fund share transactions

Share activities for the Fund for the years ended February 28, 2007, and February 29, 2008, were as follows:

		Year ended 2-28-07[1]	Year ended 2-29-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	941,625	$19,160,734	253,211	$5,635,153
Distributions reinvested	10,718	232,682	60,442	1,296,476
Repurchased	(3,531)	(77,567)	(100,129)	(2,102,448)
Net increase (decrease)	948,812	$19,315,849	213,524	$4,829,181

Class B shares

Sold	19,722	$418,160	29,429	$643,344
Distributions reinvested	132	2,867	1,972	41,918
Repurchased	(217)	(4,845)	(13,671)	(298,183)
Net increase (decrease)	19,637	$416,182	17,730	$387,079

Class C shares

Sold	42,249	$911,629	71,331	$1,568,194
Distributions reinvested	277	6,002	4,932	104,855
Repurchased	(13)	(287)	(22,472)	(471,936)
Net increase (decrease)	42,513	$917,344	53,791	$1,201,113

Class I shares

Sold	368,724	$7,471,000	7,959	$180,651
Distributions reinvested	18	389	520	11,243
Repurchased	(362,143)	(8,013,922)	(11,806)	(252,855)
Net increase (decrease)	6,599	($542,533)	(3,327)	($60,961)

Class R1 shares

Sold	5,000	$100,000	1,028	$20,749
Distributions reinvested	59	1,272	293	6,262
Net increase (decrease)	5,059	$101,272	1,321	$27,011

Net increase (decrease)	1,022,620	$20,208,114	283,039	$6,383,423

1Period from 6-12-06 (commencement of operations) to 2-28-07.

7. Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended February 29, 2008, aggregated $29,513,673 and $23,884,586, respectively.

Annual report | Growth Fund

37

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Growth Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Growth Fund (the Fund) at February 29, 2008, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 18, 2008

Growth Fund | Annual report

38

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 29, 2008.

The Fund has designated distributions to shareholders of $237,641 as a long-term capital gain dividend. With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 29, 2008, 55.14% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Annual report | Growth Fund

39

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2006	55

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2006	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle
Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance)
(since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New
Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000),
Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas
Commerce Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes
Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2006	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2006	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Growth Fund | Annual report

40

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2006	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2006	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2006	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

Annual report | Growth Fund

41

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Growth Fund | Annual report

42

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2006

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Growth Fund

43

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, LLC	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	One Lincoln Street
Boston, MA 02210-2805		Boston, MA 02111-2950
Transfer agent
Subadviser	John Hancock Signature	Independent registered
Grantham, Mayo, Van	Services, Inc.	public accounting firm
Otterloo & Co. LLC	P.O. Box 9510	PricewaterhouseCoopers LLP
40 Rowes Wharf	Portsmouth, NH 03802-9510	125 High Street
Boston, MA 02110		Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Growth Fund | Annual report

44

1-800-225-5291 1-800-554-6713 TDD 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Growth Fund.	8600A	2/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		4/08

John Hancock
MUTUAL FUNDS

John Hancock
International Growth Fund

Annual Report
2.29.08

Discussion of Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

The year ended February 29, 2008, was challenging for international markets. Share prices weakened significantly in the final four months of the period, as a slew of unfavorable data built a convincing case that a serious U.S.-centered slowdown was occurring and might be spreading to other developed countries as well. Against this backdrop, the S&P/Citigroup Primary Market Index (PMI) Europe, Pacific, Asia Composite (EPAC) Growth Style Index gained 3.54%, while the average foreign large blend fund monitored by Morningstar Inc. returned 2.31% . During this period, the Fund’s momentum criteria worked better than its valuation parameters.

“The year ended February 29,
2008, was challenging for
international markets.”

During the past year ended February 29, 2008, John Hancock International Growth Fund’s Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares returned 2.85%, 2.03%, 1.99%, 3.27%, 2.73%, 3.28% and 3.34%, respectively, at net asset value. Among countries, the Fund received a significant boost from Canada, with lesser contributions from Hong Kong, Italy, Japan and Switzerland. The Fund’s largest contributor was Canada’s Research In Motion, Ltd., maker of the popular BlackBerry handheld messaging device. Fertilizer maker Potash Corp. of Saskatchewan, Inc. was another Canadian standout, along with U.K.-based mining company Rio Tinto PLC. Not owning benchmark components UBS AG, a Swiss bank hurt by the subprime mortgage crisis, and Japanese bank Mitsubishi UFJ Financial Group was beneficial as well. Conversely, our picks in Australia, along with our decision to carry an underweighted exposure to the Australian dollar, detracted from performance. For example, underweighting strong-performing mining company and benchmark component BHP Billiton, Ltd. was costly. In the case of Royal Bank of Scotland Group PLC, the stock fell due to the perception that the company overpaid for an acquisition. Two Japanese stocks — automaker Honda Motor Company Ltd. and semiconductor maker Sumco Corp., — further detracted, as did underweighting German electric utility E.ON AG.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International Growth Fund | Annual report

6

A look at performance

For the periods ended February 29, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	6-12-06	–2.29%	—	—	10.83%	–2.29%	—	—	19.39%

B	6-12-06	–2.74	—	—	11.22	–2.74	—	—	20.11

C	6-12-06	1.04	—	—	13.30	1.04	—	—	24.01

I1	6-12-06	3.27	—	—	14.67	3.27	—	—	26.61

R1[1]	6-12-06	2.73	—	—	13.96	2.73	—	—	25.25

1[1]	6-12-06	3.28	—	—	14.70	3.28	—	—	26.66

NAV[1]	12-27-06	3.34	—	—	3.54	3.34	—	—	4.17

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 06-30-08. The net expenses are as follows: Class A — 1.66%, Class B — 2.39%, Class C — 2.39%, Class I — 1.19%, Class R1 — 1.94%, Class 1 — 1.15%, Class NAV — 1.10% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.28%, Class B — 10.94%, Class C — 6.71%, Class I — 17.20%, Class R1 — 20.78%, Class 1 — 2.00%, Class NAV — 2.75% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I, Class R1, Class 1 and Class NAV share prospectuses.

Annual report | International Growth Fund

7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in International Growth Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without	With maximum
Class	Period beginning	sales charge	sales charge	Index 1	Index 2

B	6-12-06	$12,411	$12,011	$12,273	$12,254

C2	6-12-06	12,401	12,401	12,273	12,254

I3	6-12-06	12,661	12,661	12,273	12,254

R1[3]	6-12-06	12,525	12,525	12,273	12,254

1[3]	6-12-06	12,666	12,666	12,273	12,254

NAV[3]	12-27-06	10,417	10,417	10,256	10,485

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares, respectively, as of February 29, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P/Citigroup Primary Market Index (PMI) Europe, Pacific, Asia Composite (EPAC) Growth Style Index — Index 1 — is an independently maintained and published index composed of stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index (BMI) (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country.

MSCI EAFE (Europe, Australasia, Far East) Net Total Return Index — Index 2 — is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of June 2006, the MSCI EAFE Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom. Returns are calculated and presented net of withholding tax.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I, Class R1, Class 1 and Class NAV share prospectuses.

International Growth Fund | Annual report

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period on 2-29-08[1]

Class A	$1,000.00	$965.96	$7.48

Class B	1,000.00	962.00	11.76

Class C	1,000.00	961.59	11.71

Class I	1,000.00	967.70	5.87

Class R1	1,000.00	966.60	7.14

Class 1	1,000.00	967.82	5.63

Class NAV	1,000.00	968.22	5.38

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Growth Fund

9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period on 2-29-08[1]

Class A	$1,000.00	$1,017.26	$7.67

Class B	1,000.00	1,012.88	12.06

Class C	1,000.00	1,012.93	12.01

Class I	1,000.00	1,018.90	6.02

Class R1	1,000.00	1,017.60	7.32

Class 1	1,000.00	1,019.14	5.77

Class NAV	1,000.00	1,019.39	5.52

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.53%, 2.41%, 2.40%, 1.20%, 1.46%, 1.15% and 1.10% for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV, respectively, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half year 366 (to reflect the one-half year period).

International Growth Fund | Annual report

10

Portfolio summary

Top 10 holdings[1]

Nokia AB Oyj	4.6%	BHP Billiton PLC	2.1%

Telelfonica SA	3.0%	Sanofi-Aventis SA	1.9%

Rio Tinto PLC	2.6%	Potash Corp. of Saskatchewan, Inc.	1.7%

Nestle SA	2.4%	Nintendo Company, Ltd.	1.7%

Vodafone Group PLC	2.2%	Roche Holdings AG-Genusschein	1.7%

Sector distribution[1]

Consumer non-cyclical	23%	Financial	9%

Industrial	14%	Energy	9%

Communications	13%	Technology	4%

Basic materials	13%	Utilities	3%

Consumer cyclical	10%	Other	2%

1 As a percentage of net assets on February 29, 2008.

Annual report | International Growth Fund

11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-29-08

This schedule is divided into three main categories: common stocks, preferred stocks and repurchase agreements. Common stocks and preferred stocks are further broken down by country. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 97.49%		$39,956,295

(Cost $39,670,231)

Australia 6.67%		2,731,854

AMP, Ltd.	7,540	55,665

Australia and New Zealand Banking Group, Ltd.	3,551	71,657

Australian Stock Exchange, Ltd.	3,499	134,528

Babcock & Brown, Ltd.	2,148	33,648

BHP Billiton, Ltd.	9,065	327,997

Bluescope Steel, Ltd.	4,422	44,234

Brambles, Ltd.	6,714	64,474

CSL, Ltd.	8,823	295,918

CSR, Ltd.	17,494	54,504

Foster’s Group, Ltd.	16,592	81,747

Incitec Pivot, Ltd.	381	51,748

Leighton Holdings, Ltd.	923	38,693

Macquarie Group, Ltd.	2,346	117,160

Newcrest Mining, Ltd.	4,321	150,226

NRMA Insurance Group, Ltd.	5,363	18,619

QBE Insurance Group, Ltd.	3,164	65,443

Rio Tinto, Ltd.	502	62,551

St. George Bank, Ltd.	1,640	35,812

Suncorp-Metway, Ltd.	2,771	35,547

TABCORP Holdings, Ltd.	3,284	46,295

Telstra Corp., Ltd.	16,165	72,668

Toll Holdings, Ltd.	6,198	58,465

Wesfarmers, Ltd.	1,845	63,924

Westpac Banking Corp., Ltd.	5,868	125,509

Woodside Petroleum, Ltd.	5,907	308,886

Woolworths, Ltd.	6,913	184,626

WorleyParsons, Ltd.	2,954	101,116

Zinifex, Ltd.	3,001	30,194

Austria 0.30%		121,222

Immofinanz Immobilien Anlage AG	4,969	53,906

OMV AG	528	38,150

Voestalpine AG	464	29,166

See notes to financial statements

International Growth Fund | Annual report

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Belgium 0.47%		$191,903

Belgacom SA	843	40,373

Colruyt SA	163	39,829

Dexia	1,027	24,145

Fortis Group SA	2,469	54,546

Interbrew	250	22,595

Umicore	205	10,415

Bermuda 0.15%		60,890

Frontline, Ltd.	1,335	60,890

Canada 5.56%		2,278,385

Canadian Imperial Bank of Commerce	800	54,287

Canadian National Railway Company	1,500	79,324

Canadian Natural Resources, Ltd.	1,300	97,422

Canadian Pacific Railway, Ltd.	600	43,611

EnCana Corp.	1,500	114,346

Goldcorp, Inc.	1,100	47,487

Husky Energy, Inc.	1,000	42,367

IGM Financial, Inc.	900	39,182

Penn West Energy Trust	1,500	42,337

Potash Corp. of Saskatchewan, Inc.	4,400	699,530

Research In Motion, Ltd. *	6,500	677,110

Royal Bank of Canada	2,600	130,469

Shoppers Drug Mart Corp.	1,100	56,227

Suncor Energy, Inc.	1,500	154,686

Denmark 2.66%		1,092,244

A P Moller Maersk AS, Series A	10	103,218

A P Moller Maersk AS	13	133,586

Carlsberg AS, B Shares	375	46,608

H. Lundbeck AS	2,600	62,087

Novo Nordisk AS	6,864	469,555

Rockwool International AS, B Shares	322	56,158

Sydbank AS	1,344	48,690

Vestas Wind Systems AS *	1,700	172,342

Finland 6.84%		2,805,060

Elisa Oyj, A Shares	701	21,366

Fortum Corp. Oyj	3,221	134,485

Kone Corp. Oyj	2,028	70,960

Metra Oyj, B Shares	646	44,158

Metso Oyj	1,069	55,618

Neste Oil Oyj	1,290	45,136

Nokia AB Oyj	52,237	1,876,749

Nokian Renkaat Oyj	4,470	183,776

Outotec Oyj	2,247	124,103

Rautaruukki Oyj	3,269	142,530

YIT Oyj	4,274	106,179

See notes to financial statements

Annual report | International Growth Fund

13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

France 7.37%		$3,019,943

Alstom	849	178,425

BNP Paribas SA	529	47,293

Bouygues SA	1,111	75,881

Carrefour SA	902	63,434

Credit Agricole SA	3,060	83,002

Dassault Systemes SA	740	40,350

Electricite de France	1,328	123,862

Essilor International SA	1,210	71,847

Groupe DANONE	2,598	203,512

Hermes International SA	1,008	117,970

L’Oreal SA	1,539	182,636

LVMH Moet Hennessy SA	470	48,289

Neopost SA	406	42,142

PSA Peugeot Citroen SA	555	42,191

Sanofi-Aventis SA	10,528	778,152

Societe Generale NV – New Shares *	90	9,890

Societe Generale	361	38,627

Total SA	9,193	692,270

Veolia Environnement SA	1,504	133,816

Wendel, ADR	411	46,354

Germany 7.45%		3,053,432

Adidas-Salomon AG	1,802	114,348

Allianz AG	329	56,960

BASF AG	2,486	316,317

Bayer AG	499	38,425

Bilfinger Berger AG	738	58,658

Deutsche Bank AG	1,528	170,645

Deutsche Boerse AG	1,803	285,785

E.ON AG	956	179,673

K&S AG	412	119,881

MAN AG	757	99,644

Muenchener Rueckversicherungs – Gesellschaft AG	939	165,487

Premiere AG *	489	10,442

Puma AG	115	41,018

Q-Cells AG *	932	74,883

Salzgitter AG	1,082	190,926

SAP AG	8,244	394,438

SGL Carbon AG *	819	45,837

Siemens AG	4,252	547,488

Solarworld AG	1,515	68,704

Volkswagen AG	325	73,873

Greece 0.33%		135,398

Bank of Piraeus SA	935	27,830

Coca Cola Hellenic Bottling Company SA	991	43,372

See notes to financial statements

International Growth Fund | Annual report

14

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Greece (continued)

Greek Organization of Football Prognostics	1,182	$38,668

Hellenic Telecommunications Organization SA	919	25,528

Hong Kong 1.50%		616,273

BOC Hong Kong Holdings, Ltd.	10,000	24,531

CLP Holdings, Ltd.	7,000	54,720

Esprit Holdings, Ltd.	11,600	144,759

Hang Seng Bank, Ltd.	3,500	66,337

Hong Kong & China Gas Company, Ltd.	35,000	101,035

Hong Kong Electric Holdings, Ltd.	17,000	95,625

Hong Kong Exchange & Clearing, Ltd.	4,500	85,543

Li & Fung, Ltd.	12,000	43,723

Ireland 0.69%		282,434

Allied Irish Banks PLC	2,426	49,110

Anglo Irish Bank Corp. PLC	6,507	92,157

Bank of Ireland	5,055	71,110

CRH PLC	1,885	70,057

Italy 0.83%		339,084

A2A SpA	2,952	11,942

Eni SpA	7,860	271,415

Saipem SpA	1,364	55,727

Japan 16.74%		6,859,521

Astellas Pharmaceuticals, Inc.	2,500	109,264

Canon, Inc.	8,800	394,462

Central Japan Railway Company, Ltd.	5	47,613

Daikin Industries, Ltd.	2,600	116,993

Denso Corp.	1,700	63,464

East Japan Railway Company	6	48,158

Eisai Company, Ltd.	1,600	57,703

Fanuc, Ltd.	1,200	111,875

Fast Retailing Company, Ltd.	600	44,323

Honda Motor Company, Ltd.	7,700	235,045

Hoya Corp.	5,400	137,014

Ibiden Company, Ltd.	1,600	76,401

Isuzu Motors, Ltd.	9,000	40,984

Japan Tobacco, Inc.	12	60,617

JFE Holdings, Inc.	1,700	75,748

Kao Corp.	3,000	92,363

Kawasaki Kisen Kaisha, Ltd.	13,000	131,872

Keyence Corp.	600	139,999

Komatsu, Ltd.	12,300	312,475

Konica Minolta Holdings, Inc.	3,500	49,585

Marubeni Corp.	8,000	60,569

Matsushita Electric Industrial Company, Ltd.	3,000	63,184

Mitsubishi Corp.	7,700	234,931

See notes to financial statements

Annual report | International Growth Fund

15

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Japan (continued)

Mitsubishi Estate Company, Ltd.	3,000	$73,112

Mitsubishi Gas & Chemicals Company, Inc.	4,000	29,663

Mitsui & Company, Ltd.	7,000	152,232

Mitsui Fudosan Company, Ltd.	2,000	40,608

Mitsui O.S.K. Lines, Ltd.	17,000	220,794

Mitsui Trust Holdings, Inc.	11,000	75,828

Mizuho Financial Group, Inc.	13	53,756

Murata Manufacturing Company, Ltd.	800	43,406

NGK INSULATORS, LTD.	2,000	45,416

Nikon Corp.	4,000	112,040

Nintendo Company, Ltd.	1,400	697,053

Nippon Mining Holdings, Inc.	7,000	41,460

Nippon Oil Corp.	14,000	95,504

Nippon Steel Corp.	17,000	89,440

Nippon Yusen Kabushiki Kaisha	21,000	194,049

NTT DoCoMo, Inc.	38	55,673

Olympus Optical Company, Ltd.	2,000	58,563

Osaka Gas Company, Ltd.	3,000	12,037

Resona Holdings, Inc.	39	63,083

Rohm Company, Ltd.	500	36,468

SBI Holdings, Inc.	56	13,715

Secom Company, Ltd.	800	40,343

SEGA SAMMY HOLDINGS, INC.	3,000	33,099

Seven & I Holdings Company, Ltd.	8,600	213,841

Shimamura Company, Ltd.	500	36,255

Shin-Etsu Chemical Company, Ltd.	5,200	280,625

Shiseido Company, Ltd.	2,000	45,578

Sony Corp.	1,900	89,762

Sumco Corp.	2,900	64,130

Sumitomo Metal Industries, Ltd.	16,000	67,777

Sumitomo Mitsui Financial Group, Inc.	8	57,784

Takeda Pharmaceutical Company, Ltd.	7,700	429,652

TDK Corp.	1,000	71,083

Terumo Corp.	2,300	124,884

The Japan Steel Works, Ltd.	4,000	65,003

Tokyo Electron, Ltd.	900	55,784

Toyota Tsusho Corp.	1,000	25,386

Trend Micro, Inc.	1,500	51,676

Yahoo Japan Corp.	330	146,719

Yamada Denki Company, Ltd.	590	51,598

Netherlands 2.56%		1,047,677

DSM NV	377	16,591

Fugro NV – CVA	1,192	89,928

Heineken NV	4,795	270,440

See notes to financial statements

International Growth Fund | Annual report

16

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Netherlands (continued)

Koninklijke (Royal) KPN NV	7,307	$137,942

Koninklijke Boskalis Westinster NV	874	48,257

Reed Elsevier NV	3,920	72,826

TNT Post Group NV	1,112	43,793

TomTom NV *	1,079	50,565

Unilever NV	9,059	280,116

Wolters Kluwer NV	1,439	37,219

Norway 0.69%		284,412

Renewable Energy Corp ASA *	2,403	58,772

Statoil ASA	6,350	193,493

Tandberg ASA	2,200	32,147

Portugal 0.13%		53,365

Portugal Telecom, SGPS, SA	4,181	53,365

Singapore 1.48%		608,271

Capitaland, Ltd. *	7,000	30,926

Cosco Corp. Singapore, Ltd.	7,000	19,859

Keppel Corp., Ltd.	5,000	37,676

Keppel Land, Ltd.	12,000	49,857

SembCorp Industries, Ltd.	20,000	67,247

SembCorp Marine, Ltd.	44,000	112,684

Singapore Airlines, Ltd.	1,800	19,525

Singapore Press Holdings, Ltd.	13,000	40,509

Singapore Telecommunications, Ltd.	85,000	229,988

Spain 3.97%		1,628,782

Abertis Infraestructuras SA	805	25,404

ACS Actividades SA	1,040	53,117

Bolsas y Mercados Espanoles	791	39,564

Gas Natural SDG SA	2,160	130,882

Industria de Diseno Textil SA	2,341	120,687

Repsol YPF SA	1,048	36,152

Telefonica SA	42,264	1,222,976

Sweden 1.99%		816,961

Alfa Laval AB	1,075	57,726

Hennes & Mauritz AB, B shares	4,185	234,729

Investor AB, B shares	1,200	25,383

Sandvik AB *	11,100	187,168

Scania AB, Series B *	2,300	55,488

SSAB Svenskt Stal AB, Series A	2,300	64,400

Tele2 AB, Series B	900	15,819

Volvo AB, Series A *	6,200	91,625

Volvo AB, Series B *	5,700	84,623

See notes to financial statements

Annual report | International Growth Fund

17

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Switzerland 8.99%		$3,684,206

ABB, Ltd.	19,430	484,085

Actelion, Ltd. *	1,416	73,811

Compagnie Financiere Richemont AG, Series A *	2,871	166,198

Geberit AG, ADR	329	48,403

Nestle SA	2,051	978,918

Nobel Biocare Holding AG, Series BR	215	51,996

Novartis AG	13,487	666,161

Phonak Holding AG	294	27,861

Roche Holdings AG - Genusschein	3,550	696,185

Societe Generale de Surveillance Holdings AG	34	45,666

Swatch Group AG, BR shares	333	97,744

Swisscom AG	127	48,303

Syngenta AG *	164	47,151

Synthes AG	414	58,019

UBS AG	1,357	44,277

Zurich Financial Services AG	478	149,428

United Kingdom 20.12%		8,244,978

3i Group PLC	11,844	191,420

Antofagasta PLC	7,289	116,174

AstraZeneca Group PLC	9,117	340,769

Aviva PLC	4,149	50,010

Barclays PLC	11,957	112,065

BG Group PLC	29,189	688,014

BHP Billiton PLC	26,428	845,435

British American Tobacco PLC	6,040	226,480

British Sky Broadcasting Group PLC	4,325	48,529

BT Group PLC	8,155	36,700

Burberry Group PLC	4,055	33,673

Capita Group PLC *	3,133	40,595

Centrica PLC	8,793	56,141

Diageo PLC	13,188	269,495

EMAP PLC	2,230	40,711

Enterprise Inns PLC	8,229	67,561

GlaxoSmithKline PLC	29,223	637,897

HBOS PLC	4,270	50,740

Imperial Tobacco Group PLC	4,629	214,287

Kazakhmys PLC	1,688	51,418

Marks & Spencer Group PLC	8,669	68,718

Michael Page International PLC	6,669	36,903

National Grid PLC	4,027	58,391

Next Group PLC	2,458	62,339

Old Mutual PLC	10,248	25,313

Reckitt Benckiser PLC	5,424	292,577

Reed Elsevier PLC *	7,769	97,780

Reuters Group PLC	12,675	149,692

See notes to financial statements

International Growth Fund | Annual report

18

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

United Kingdom (continued)

Rio Tinto PLC	9,515	$1,070,508

Royal Bank of Scotland Group PLC	22,363	169,076

Royal Dutch Shell PLC, A Shares, GBP	7,372	263,596

Royal Dutch Shell PLC, B Shares, GBP	1,022	35,854

SABMiller PLC	5,893	122,431

Scottish & Southern Energy PLC	3,084	90,178

Smith & Nephew PLC	11,398	148,096

Tesco PLC	8,035	63,496

Travis Perkins PLC	2,014	43,054

Tullow Oil PLC	5,468	67,783

Unilever PLC	4,455	140,360

Vedanta Resources PLC	3,030	130,354

Vodafone Group PLC	277,364	892,963

William Hill PLC	5,045	37,523

William Morrison Supermarket PLC	3,973	23,290

Wolseley PLC	2,990	36,589

Preferred stocks 0.55%		$225,456

(Cost $174,466)

Germany 0.55%		225,456

Porsche Automobile Holding SE	92	157,687

Volkswagen AG	487	67,769

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 1.53%		$628,000

(Cost $628,000)

Repurchase Agreement with State Street Corp. dated 2-29-08
at 2.35% to be repurchased at $628,123 on 3-3-08,
collateralized by $650,000 Federal National Mortgage Association,
5.57%, due 7-14-28 (valued at $642,688, including interest)	$628,000	628,000

Total investments (Cost $40,472,697)† 99.57%		$40,809,751

Other assets in excess of liabilities 0.43%		$177,225

Total net assets 100.00%		$40,986,976

Percentages are stated as a percent of net assets.

The portfolio had the following five top industry concentrations as of February 29, 2008 (as a percentage of total net assets):

Telecommunications equipment & services	11.41%
Pharmaceuticals	7.95%
Mining	6.53%
International oil	4.27%
Drugs & health care	4.01%

ADR American Depositary Receipt

* Non-income producing.

† At February 29, 2008, the aggregate cost of investment securities for federal income tax purposes was $40,796,688. Net unrealized appreciation aggregated $13,063, of which $2,879,295 related to appreciated investment securities and $2,866,232 related to depreciated investment securities.

See notes to financial statements

Annual report | International Growth Fund

19

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $39,844,697)	$40,181,751
Repurchase agreement, at value (cost $628,000) (Note 2)	628,000
Total investments, at value (cost $40,472,697)	40,809,751
Cash	675
Foreign currency, at value (cost $184,313)	187,938
Cash collateral at broker for futures contracts	700,000
Receivable for forward foreign currency exchange contracts (Note 2)	348,228
Receivable for fund shares sold	16,705
Dividends and interest receivable (net of tax)	90,598
Receivable due from adviser	18,795
Other assets	152

Total assets	42,172,842

Liabilities

Payable for investments purchased	6,494
Payable for forward foreign currency exchange contracts (Note 2)	209,487
Payable for fund shares repurchased	871,645
Payable for futures variation margin	9,682
Payable to affiliates
Fund administration fees	687
Transfer agent fees	5,356
Distribution and service fees	200
Trustees’ fees	120
Other payables and accrued expenses	82,195

Total liabilities	1,185,866

Net assets

Capital paid-in	$41,320,420
Undistributed net investment income	312,354
Accumulated undistributed net realized gain (loss) on investments,
futures contracts and foreign currency transactions	(889,199)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	243,401

Net assets	$40,986,976

See notes to financial statements

International Growth Fund | Annual report

20

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$26,320,300
Shares outstanding	1,151,456
Net asset value and redemption price per share	$22.86

Class B1
Net assets	$1,185,119
Shares outstanding	51,958
Net asset value and offering price per share	$22.81

Class C1
Net assets	$2,359,751
Shares outstanding	103,527
Net asset value and offering price per share	$22.79

Class I
Net assets	$593,338
Shares outstanding	25,911
Net asset value, offering price and redemption price per share	$22.90

Class R1
Net assets	$136,725
Shares outstanding	5,995
Net asset value, offering price and redemption price per share	$22.81

Class 1
Net assets	$2,815,968
Shares outstanding	123,028
Net asset value, offering price and redemption price per share	$22.89

Class NAV
Net assets	$7,575,775
Shares outstanding	331,666
Net asset value, offering price and redemption price per share	$22.84

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$24.06

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | International Growth Fund

21

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 2-29-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$933,118
Interest	64,554
Less foreign taxes withheld	(78,054)

Total investment income	919,618

Expenses

Investment management fees (Note 3)	332,899
Distribution and service fees (Note 3)	106,660
Transfer agent fees (Note 3)	26,645
Fund administration fees (Note 3)	14,164
Blue sky fees (Note 3)	78,839
Audit and legal fees	72,646
Printing and postage fees (Note 3)	7,661
Custodian fees	180,687
Trustees’ fees (Note 3)	2,279
Registration and filing fees	28,912
Miscellaneous	815

Total expenses	852,207
Less expense reductions (Note 3)	(297,427)

Net expenses	554,780

Net investment income	364,838

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	1,521,735
Futures contracts	11,550
Foreign currency transactions	245,539
1,778,824
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(2,373,515)
Futures contracts	(215,598)
Translation of assets and liabilities in foreign currencies	135,985
(2,453,128)
Net realized and unrealized gain (loss)	(674,304)

Increase (decrease) in net assets from operations	($309,466)

See notes to financial statements

International Growth Fund | Annual report

22

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	2-28-07[1]	2-29-08

Increase (decrease) in net assets

From operations
Net investment income (loss)	($12,185)	$364,838
Net realized gain (loss)	803,556	1,778,824
Change in net unrealized appreciation (depreciation)	2,696,529	(2,453,128)

Increase (decrease) in net assets resulting from operations	3,487,900	(309,466)

Distributions to shareholders
From net investment income
Class A	(70,554)	(202,592)
Class B	(221)	—
Class C	(267)	—
Class I	(805)	(5,357)
Class R1	(455)	(830)
Class 1	(786)	(26,034)
Class NAV	—	(90,102)
From net realized gain
Class A	(308,669)	(1,859,952)
Class B	(5,885)	(90,466)
Class C	(7,134)	(159,205)
Class I	(2,205)	(32,275)
Class R1	(1,991)	(9,214)
Class 1	(2,075)	(149,968)
Class NAV	—	(497,276)

Total distributions	(401,047)	(3,123,271)

From Fund share transactions (Note 6)	20,460,257	20,872,603

Total increase (decrease)	23,547,110	17,439,866

Net assets

Beginning of year	—	23,547,110

End of year	$23,547,110	$40,986,976

Undistributed net investment income (loss)	($28,697)	$312,354

1 Period from 6-12-06 (commencement of operations) to 2-28-07.

See notes to financial statements

Annual report | International Growth Fund

23

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$23.94
Net investment income (loss)[2]	(0.01)	0.26
Net realized and unrealized
gain (loss) on investments	4.44	0.53
Total from investment operations	4.43	0.79
Less distributions
From net investment income	(0.09)	(0.18)
From net realized gain	(0.40)	(1.69)
	(0.49)	(1.87)
Net asset value, end of period	$23.94	$22.86
Total return[3,4] (%)	22.18[5]	2.85

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	2.28[6]	2.21
Expenses net of fee waivers, if any	1.66[6]	1.56
Expenses net of all fee waivers and credits	1.66[6]	1.56
Net investment income (loss)	(0.06)[6]	1.02
Portfolio turnover (%)	41[5]	97

1 Class A shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Annualized.

See notes to financial statements

International Growth Fund | Annual report

24

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$23.91
Net investment income (loss)[2]	(0.16)	(0.01)
Net realized and unrealized
gain (loss) on investments	4.48	0.60
Total from investment operations	4.32	0.59
Less distributions
From net investment income	(0.01)	—
From net realized gain	(0.40)	(1.69)
	(0.41)	(1.69)
Net asset value, end of period	$23.91	$22.81
Total return[3,4] (%)	21.64[5]	2.03

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	10.94[6]	4.62
Expenses net of fee waivers, if any	2.39[6]	2.41
Expenses net of all fee waivers and credits	2.39[6]	2.40
Net investment income (loss)	(0.94)[6]	(0.03)
Portfolio turnover (%)	41[5]	97

1 Class B shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Annualized.

See notes to financial statements

Annual report | International Growth Fund

25

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$23.90
Net investment income (loss)[2]	(0.16)	0.05
Net realized and unrealized
gain (loss) on investments	4.47	0.53
Total from investment operations	4.31	0.58
Less distributions
From net investment income	(0.01)	—
From net realized gain	(0.40)	(1.69)
	(0.41)	(1.69)
Net asset value, end of period	$23.90	$22.79
Total return[3,4] (%)	21.59[5]	1.99

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	6.71[6]	3.73
Expenses net of fee waivers, if any	2.39[6]	2.40
Expenses net of all fee waivers and credits	2.39[6]	2.40
Net investment income (loss)	(0.98)[6]	0.21
Portfolio turnover (%)	41[5]	97

1 Class C shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Annualized.

See notes to financial statements

International Growth Fund | Annual report

26

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$23.97
Net investment income (loss)[2]	0.07	0.36
Net realized and unrealized
gain (loss) on investments	4.45	0.54
Total from investment operations	4.52	0.90
Less distributions
From net investment income	(0.15)	(0.28)
From net realized gain	(0.40)	(1.69)
	(0.55)	(1.97)
Net asset value, end of period	$23.97	$22.90
Total return[3,4] (%)	22.60[5]	3.27

Ratios and supplemental data

Net assets, end of period (in millions)	— [6]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	17.20[7]	5.07
Expenses net of fee waivers, if any	1.19[7]	1.20
Expenses net of all fee waivers and credits	1.19[7]	1.20
Net investment income (loss)	0.42[7]	1.43
Portfolio turnover (%)	41[5]	97

1 Class I shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Annual report | International Growth Fund

27

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$23.89
Net investment income (loss)[2]	(0.05)	0.25
Net realized and unrealized
gain (loss) on investments	4.43	0.51
Total from investment operations	4.38	0.76
Less distributions
From net investment income	(0.09)	(0.15)
From net realized gain	(0.40)	(1.69)
	(0.49)	(1.84)
Net asset value, end of period	$23.89	$22.81
Total return[3,4] (%)	21.92[5]	2.73

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	20.78[7]	14.42
Expenses net of fee waivers, if any	1.94[7]	1.70
Expenses net of all fee waivers and credits	1.94[7]	1.70
Net investment income (loss)	(0.32)[7]	1.00
Portfolio turnover (%)	41[5]	97

1 Class R1 shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

International Growth Fund | Annual report

28

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$23.97
Net investment income (loss)[2]	0.07	0.29
Net realized and unrealized
gain (loss) on investments	4.45	0.61
Total from investment operations	4.52	0.90
Less distributions
From net investment income	(0.15)	(0.29)
From net realized gain	(0.40)	(1.69)
	(0.55)	(1.98)
Net asset value, end of period	$23.97	$22.89
Total return[3,4] (%)	22.63[5]	3.28

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00[6]	1.83
Expenses net of fee waivers, if any	1.15[6]	1.15
Expenses net of all fee waivers and credits	1.15[6]	1.15
Net investment income (loss)	0.41[6]	1.14
Portfolio turnover (%)	41[5]	97

1 Class 1 shares began operations on 6-12-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Annualized.

See notes to financial statements

Annual report | International Growth Fund

29

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$23.73	$23.92
Net investment income (loss)[2]	0.01	0.33
Net realized and unrealized
gain (loss) on investments	0.18	0.59
Total from investment operations	0.19	0.92
Less distributions
From net investment income	—	(0.31)
From net realized gain	—	(1.69)
	—	(2.00)
Net asset value, end of period	$23.92	$22.84
Total return[3,4] (%)	0.80[5]	3.34

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	2.75[6]	1.77
Expenses net of fee waivers, if any	1.13[6]	1.10
Expenses net of all fee waivers and credits	1.13[6]	1.10
Net investment income (loss)	0.14[6]	1.33
Portfolio turnover (%)	41[5]	97

1 Class NAV shares began operations on 12-27-06.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Annualized.

See notes to financial statements

International Growth Fund | Annual report

30

Notes to financial statements

1. Organization

John Hancock International Growth Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek high total return.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class NAV shares are sold to affiliated funds of funds, which are funds of funds within the John Hancock funds complex. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other subsidiaries of John Hancock USA owned 4,561 shares of beneficial interest of Class NAV on February 29, 2008.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost,

Annual report | International Growth Fund

31

and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing signifi-cant amounts of assets in frequently traded, U.S. exchange-listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the NYSE, the Funds will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee when applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

New accounting pronouncements

In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring

International Growth Fund | Annual report

32

fair value and expands disclosure about fair value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss for certain securities valued by significant unobservable market inputs.

In March 2008, FASB No. 161 (FAS 161),  Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign currency transactions

The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Annual report | International Growth Fund

33

The Fund may invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than Funds that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay the Fund from taking money out of the country or may impose additional taxes on money removed from the country.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Allocations of income and expenses

All income, expenses (except class-specific expenses), and realized and unrealized gain/ loss are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expenses not directly attributable to the Fund or share classes are allocated based on the relative share of net assets of the Fund or share class at the time the expense was incurred. Class-specific expenses, as detailed in Note 3, are accrued daily and charged directly to the respective share classes.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments, such as U.S. Treasury Bonds or Notes, or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale

International Growth Fund | Annual report

34

or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at February 29, 2008:
					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

DAX Index Futures	6	Long	Mar 2008	$1,012,275	($270,501)
Hang Seng Index Futures	3	Long	Mar 2008	3,631,500	12,998
MSCI Singapore Stock
Index Futures	8	Long	Mar 2008	596,000	(12,099)
S&P MIB Index Futures	1	Short	Mar 2008	168,335	38,729
S&P TSE 60 Index Futures	7	Short	Mar 2008	1,114,540	(8,109)
					($238,982)

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount  are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At February 29, 2008, the Fund entered into forward foreign currency contracts, which contractually obligate the Fund to deliver currencies at future dates.

Annual report | International Growth Fund

35

Open forward foreign currency contracts as of February 29, 2008, were as follows:

			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Buys
Canadian Dollar	61,000	5/23/08	$1,889
Danish Kroner	915,000	5/23/08	6,601
Euro	173,996	5/23/08	7,714
Euro	190,000	5/23/08	12,630
Japanese Yen	132,796,882	5/23/08	40,295
Japanese Yen	124,274,882	5/23/08	41,434
Japanese Yen	128,040,787	5/23/08	43,659
Japanese Yen	22,218,000	5/23/08	5,413
New Zealand Dollar	715,439	5/23/08	(1,086)
Norwegian Krone	2,758,000	5/23/08	27,092
Pound Sterling	181,000	5/23/08	4,432
Pound Sterling	41,000	5/23/08	1,584
Singapore Dollar	394,000	5/23/08	3,042
Swedish Krona	6,111,394	5/23/08	23,469
Swiss Franc	1,432,220	5/23/08	63,427
Swiss Franc	1,432,220	5/23/08	65,379
			$346,974
Sells
Australian Dollar	1,165,769	5/23/08	($12,469)
Australian Dollar	1,163,289	5/23/08	(14,949)
Danish Kroner	1,151,716	5/23/08	(35,269)
Euro	175,716	5/23/08	136
Hong Kong Dollar	400,226	5/23/08	(831)
Japanese Yen	140,634	5/23/08	(388)
Norwegian Krone	796,419	5/23/08	(20,591)
Pound Sterling	1,229,794	5/23/08	(23,405)
Pound Sterling	81,011	5/23/08	32
Pound Sterling	1,230,146	5/23/08	(23,053)
Swiss Franc	569,270	5/23/08	(33,047)
Swiss Franc	200,754	5/23/08	(11,546)
Swiss Franc	571,384	5/23/08	(32,853)
			($208,233)

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $590,219 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on March 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $401,047. During the year ended February 29, 2008, the tax character of distributions paid was as follows: ordinary income $2,246,678 and long-term capital gain $876,593. Distributions paid by the Fund with

International Growth Fund | Annual report

36

respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of February 29, 2008, the components of distributable earnings on a tax basis included $502,563 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to foreign currency transactions and investments in passive foreign investment companies.

3. Investment advisory and other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.92% of the first $100,000,000 of the Fund’s aggregate daily net assets; (b) 0.895% of the next $900,000,000 of the Fund’s aggregate daily net assets; and (c) 0.880% of the Fund’s aggregate daily net assets in excess of $1,000,000,000. Aggregate net assets include the net assets of the Fund and International Growth Trust, a series of John Hancock Trust and International Growth Fund, a series of John Hancock Funds II. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended February 29, 2008, were equivalent to an annual effective rate of 0.92% of the Fund’s average daily net assets.

Expense reimbursements

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.20% of the Fund’s average annual net assets which are allocated pro rata to all share classes. Furthermore, the Adviser has voluntarily agreed to reimburse or limit these Fund level expenses to 0.18% for the year ended February 29, 2008. The agreements exclude taxes, portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

In addition, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.70% for Class A shares, 2.40% for Class B, 2.40% for Class C, 1.20% for Class I, 1.70% for Class R1, 1.15% for Class 1 and 1.10% for Class NAV. Accordingly, the expense reductions or reimbursements related to this agreement were $162,190, $21,310, $26,395, $20,979, $16,604, $11,173 and $38,174 for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV, respectively for the year ended February 29, 2008. The expense

Annual report | International Growth Fund

37

reimbursements and limits will continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Fund administration fees

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeep-ing services of the Fund, including the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the year ended February 29, 2008, were $14,164 with an annual effective rate of 0.04% of the Fund’s average daily net assets.

Distribution and shareholder service fees

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 average daily net asset value for certain other services. There were no Service Plan fees incurred for the year ended February 29, 2008.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the year ended February 29, 2008, the Fund was informed that the Distributor received net up-front sales charges of $52,089 with regard to sales of Class A shares. Of this amount, $9,397 was retained and used for printing prospectuses, advertising, sales literature and other purposes; $42,678 was paid as sales commissions to unrelated broker-dealers; and $14 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended February 29, 2008, CDSCs received by Distributor amounted to $298 for Class B shares and $1,625 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00

International Growth Fund | Annual report

38

for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class R1 shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.30% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the year ended February 29, 2008. In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the year ended February 29, 2008, the transfer agent fees reductions for Class R1 were $334.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended February 29, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $268 for transfer agent credits earned.

Class level expenses for the year ended February 29, 2008, were as follows:

	Distribution and	Transfer		Printing and
Share class	service fees	agent fees	Blue sky fees	postage fees

Class A	$75,588	$19,267	$15,390	$6,017
Class B	9,639	2,958	14,807	164
Class C	19,947	3,737	15,120	863
Class I	—	281	17,698	331
Class R1	666	402	15,824	3
Class 1	820	—	—	283
Class NAV	—	—	—	—
Total	$106,660	$26,645	$78,839	$7,661

4. Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

5. Line of credit

The Fund has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. Effective October 15, 2007, the commitment fee was changed from 0.07% to 0.05% . For the year ended February 29, 2008, there were no borrowings under the line of credit.

Annual report | International Growth Fund

39

6. Fund share transactions

Share activities for the Fund for the period ended February 28, 2007, and the year ended February 29, 2008, were as follows:

	Period ended 2-28-07		Year ended 2-29-08
	Shares	Amount	Shares	Amount
Class A shares[1]

Sold	813,928	$16,553,865	414,385	$10,585,758
Distributions reinvested	15,834	374,467	80,686	1,966,314
Repurchased	(1,140)	(26,802)	(172,237)	(4,088,612)
Net increase (decrease)	828,622	$16,901,530	322,834	$8,463,460

Class B shares[1]

Sold	23,398	$520,275	49,493	$1,301,454
Distributions reinvested	247	5,833	3,261	79,442
Repurchased	(2,408)	(52,838)	(22,033)	(551,497)
Net increase (decrease)	21,237	$473,270	30,721	$829,399

Class C shares[1]

Sold	70,102	$1,611,040	55,553	$1,402,156
Distributions reinvested	313	7,402	4,414	107,446
Repurchased	(5,000)	(118,700)	(21,855)	(509,068)
Net increase (decrease)	65,415	$1,499,742	38,112	$1,000,534

Class I shares[1]

Sold	8,739	$188,288	148,817	$3,828,656
Distributions reinvested	127	3,010	1,455	35,510
Repurchased	—	—	(133,227)	(3,446,247)
Net increase (decrease)	8,866	$191,298	17,045	$417,919

Class R1 shares[1]

Sold	5,000	$100,000	482	$12,483
Distributions reinvested	104	2,445	413	10,043
Repurchased	—	—	(4)	(89)
Net increase (decrease)	5,104	$102,445	891	$22,437

Class 1 shares[1]

Sold	23,720	$544,869	124,068	$3,141,773
Distributions reinvested	121	2,861	7,219	176,002
Repurchased	(785)	(18,107)	(31,315)	(790,808)
Net increase (decrease)	23,056	$529,623	99,972	$2,526,967

Class NAV shares[2]

Sold	31,844	$770,789	299,764	$7,594,950
Distributions reinvested	—	—	24,142	587,378
Repurchased	(362)	(8,440)	(23,722)	(570,441)
Net increase (decrease)	31,482	$762,349	300,184	$7,611,887

Net increase (decrease)	983,782	$20,460,257	809,759	$20,872,603

1Period from 6-12-06 (commencement of operations) to 2-28-07.

2Period from 12-27-06 (commencement of operation) to 2-28-07.

7. Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended February 29, 2008, aggregated $51,627,814 and $32,771,239, respectively.

International Growth Fund | Annual report

40

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock International Growth Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Growth Fund (the Fund) at February 29, 2008, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at February 29, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 18, 2008

Annual report | International Growth Fund

41

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 29, 2008.

The Fund has designated distributions to shareholders of $876,593 as a long-term capital gain dividend.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

International Growth Fund | Annual report

42

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2006	55

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2006	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle
Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance)
(since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New
Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000),
Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas
Commerce Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes
Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2006	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2006	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Annual report | International Growth Fund

43

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2006	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2006	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2006	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

International Growth Fund | Annual report

44

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Annual report | International Growth Fund

45

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2006

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

International Growth Fund | Annual report

46

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, LLC	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	One Lincoln Street
Boston, MA 02210-2805		Boston, MA 02111-2950
Transfer agent
Subadviser	John Hancock Signature	Independent registered
Grantham, Mayo, Van	Services, Inc.	public accounting firm
Otterloo & Co. LLC	P.O. Box 9510	PricewaterhouseCoopers LLP
40 Rowes Wharf	Portsmouth, NH 03802-9510	125 High Street
Boston, MA 02110		Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Annual report | International Growth Fund

47

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Growth Fund.	8700A	2/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		4/08

MUTUAL FUNDS

John Hancock
International Allocation Portfolio

Annual Report
2.29.08

Discussion of Fund performance

By MFC Global Investment Management (U.S.A.) LLC

The year ended February 29, 2008, was a challenging one for international markets. While foreign stocks continued to outperform U.S. equities, highlighted by particularly strong results in emerging markets, share prices weakened notably in the final  four months of the period, as a slew of unfavorable economic and corporate earnings data built a convincing case that a serious U.S.-centered slowdown was, in fact, occurring, and that the fallout from the subprime mortgage crisis was  by no means as contained as investors had previously hoped. Against this backdrop, the MSCI EAFE Gross Total Return Index posted a modest 1.27% gain, topping the –3.60% return of the Standard & Poor’s 500 Index. Meanwhile, the MSCI Emerging Markets Index gained 27.69% . While the EAFE index trailed the S&P 500 in local currency terms, a weak U.S. dollar bolstered the benchmark’s dollar-based results.

“The year ended February 29,
2008, was a challenging one for
international markets.”

During the past year, John Hancock International Allocation Portfolio’s Class A, Class B, Class C and Class I shares returned 0.70%, –0.13%, –0.13% and 1.02%, respectively, at net asset value. The Portfolio’s performance was undermined by its position in International Classic Value, which registered a double-digit loss due to overweightings in the beleaguered financials sector and in Japan. Also detracting from our results was International Value, which lagged the benchmark by a much smaller margin but represented a much larger position. Positive factors included International Opportunities, which benefited from overweighting Hong Kong, Canada and Brazil, as well as from underweighting Japan. Among sectors, underweighting global financials helped. The other notable positive influence was Greater China Opportunities, which posted the largest gain of all our holdings but had a smaller overall impact on performance due to its relatively small position size of 2.6%, on average.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International Allocation Portfolio | Annual report

6

A look at performance

For the periods ended February 29, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	12-29-06	–4.30%	—	—	–4.08%	–4.30%	—	—	–4.75%

B	12-29-06	–4.88	—	—	–3.78	–4.88	—	—	–4.41

C	12-29-06	–1.08	—	—	–0.54	–1.08	—	—	–0.63

I1	12-29-06	1.02	—	—	0.61	1.02	—	—	0.71

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 06-30-08. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.70%, Class B — 2.40%, Class C — 2.40%, Class I — 1.25% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.79%, Class B — 2.67%, Class C — 2.55%, Class I — 1.39% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class I share prospectus.

Annual report | International Allocation Portfolio

7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in International Allocation Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B2	12-29-06	$9,937	$9,559	$10,280	$10,239

C2	12-29-06	9,937	9,937	10,280	10,239

I2,3	12-29-06	10,071	10,071	10,280	10,239

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class B, Class C and Class I shares, respectively, as of February 29, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Gross Total Return Index — Index 1 — is an unmanaged market capitalization weighted composite of securities in 21 developed markets outside of North America, in Europe, Australia and the Far East. The MSCI EAFE (gross) Index includes the maximum dividend reinvestment. The Composite Index figures do not reflect any deduction for fees, taxes or expenses.

MSCI EAFE Net Total Return Index (Europe, Australasia, Far East)— Index 2 — is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. Since June 2006, the MSCI EAFE Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Returns are calculated and presented net of withholding tax.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 Index 1 figure as of closest month end to fund inception date.

3 For certain types of investors as described in the Portfolio’s Class I share prospectus.

International Allocation Portfolio | Annual report

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Portfolio, you incur two types of costs:

■  Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period on 2-29-08[1]

Class A	$1,000.00	$940.88	$2.70

Class B	1,000.00	937.48	6.46

Class C	1,000.00	936.55	6.40

Class I	1,000.00	942.12	0.92

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Allocation Portfolio

9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Portfolio’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period on 2-29-08[1]

Class A	$1,000.00	$1,022.08	$2.82

Class B	1,000.00	1,018.20	6.72

Class C	1,000.00	1,018.25	6.67

Class I	1,000.00	1,023.92	0.96

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Portfolio’s annualized expense ratio of 0.56%, 1.34%, 1.33% and 0.19% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half year/366 (to reflect the one-half year period). Ratios do not include expenses incurred from underlying funds whose annualized weighted average expense ratio was 1.02%, based on the mix of underlying funds held by the Portfolio.

International Allocation Portfolio | Annual report

10

Portfolio summary

Asset allocation[1]	% of Total

International Large Cap	76.0%

International Small Cap	16.0%

Emerging Markets	6.0%

China	2.0%

1 As a percentage of net assets on February 29, 2008.

11 Annual report | International Allocation Portfolio

F I N A N C I A L  S T A T E M E N T S

Portfolio’s investments

Securities owned by the Portfolio on 2-29-08

Portfolio of investments, showing all affiliated underlying funds.

Issuer	Shares	Value

Investment companies 100.13%		$41,074,409

(Cost $45,918,142)

John Hancock Funds 17.10%		7,015,603

Greater China Opportunities
(MFC Global Investment Management (U.S.A.) Ltd.) (f)	36,506	$799,111

International Classic Value
(Pzena Investment Management, LLC) (f)	706,419	6,216,492

John Hancock Funds II 64.81%		26,587,709

Emerging Markets Value
(Dimensional Fund Advisors, Inc.) (f)	209,581	2,332,641

International Opportunities
(Marsico Capital Management, LLC) (f)	528,469	9,105,512

International Small Company
(Dimensional Fund Advisors, Inc.) (f)	671,480	6,459,635

International Value
(Franklin® Templeton®) (f)	509,374	8,689,921

John Hancock Funds III 18.22%		7,471,097

International Growth
(Grantham, Mayo, Van Otterloo & Company) (f)	327,106	7,471,097

Total investments (Cost $45,918,142)† 100.13%		$41,074,409

Liabilities in excess of other assets (0.13%)		($51,621)

Total net assets 100.00%		$41,022,788

Percentages are stated as a percent of net assets.

(f) The underlying fund’s subadviser.

† At February 29, 2008, the aggregate cost of investment securities for federal income tax purposes was $46,441,526. Net unrealized depreciation aggregated $5,367,117, of which $81,281 related to appreciated investment securities and $5,448,398 related to depreciated investment securities.

See notes to financial statements

International Allocation Portfolio | Annual report

12

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-08

This Statement of Assets and Liabilities is the Portfolio’s balance sheet. It shows the value of what the Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in affiliated funds, at value (cost $45,918,142) (Note 8)	$41,074,409

Total investments, at value (cost $45,918,142)	41,074,409
Receivable for investments sold	626,458
Receivable for fund shares sold	90,502
Receivable due from adviser	23,451
Other assets	228

Total assets	41,815,048

Liabilities

Due to custodian	62,217
Payable for investments purchased	6,903
Payable for fund shares repurchased	646,147
Payable to affiliates
Fund administration fees	630
Transfer agent fees	9,442
Trustees’ fees	60
Other payables and accrued expenses	66,861

Total liabilities	792,260

Net assets

Capital paid-in	$45,373,395
Accumulated undistributed net realized gain (loss) on investments	493,126
Net unrealized appreciation (depreciation) on investments	(4,843,733)

Net assets	$41,022,788

See notes to financial statements

Annual report | International Allocation Portfolio

13

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities continued

Net asset value per share

The Portfolio has an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$30,219,567
Shares outstanding	3,187,026
Net asset value and redemption price per share	$9.48

Class B1
Net assets	$1,715,170
Shares outstanding	181,383
Net asset value and offering price per share	$9.46

Class C1
Net assets	$8,242,267
Shares outstanding	870,835
Net asset value and offering price per share	$9.46

Class I
Net assets	$845,784
Shares outstanding	89,099
Net asset value, offering price and redemption price per share	$9.49

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$9.98

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14 International Allocation Portfolio | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 2-29-08

This Statement of Operations summarizes the Portfolio’s investment income earned and expenses incurred in operating the Portfolio. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$608,654

Total investment income	608,654

Expenses

Investment management fees (Note 3)	43,023
Distribution and service fees (Note 3)	142,621
Transfer agent fees (Note 3)	41,823
Fund administration fees (Note 3)	9,769
Blue sky fees (Note 3)	124,211
Audit and legal fees	69,636
Printing and postage fees (Note 3)	15,367
Custodian fees	17,417
Trustees’ fees (Note 3)	1,440
Registration and filing fees	30,751
Miscellaneous	8,191

Total expenses	504,249

Less expense reductions (Note 3)	(267,516)

Net expenses	236,733

Net investment income	371,921

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(487,660)
Capital gain distributions received from affiliated underlying funds	2,814,726
2,327,066
Change in net unrealized appreciation (depreciation) of
investments in affiliated underlying funds	(4,761,706)
(4,761,706)
Net realized and unrealized gain (loss)	(2,434,640)
Increase (decrease) in net assets from operations	($2,062,719)

See notes to financial statements

Annual report | International Allocation Portfolio

15

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolio’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Period	Year
	ended	ended
	2-28-07[1]	2-29-08
Increase (decrease) in net assets

From operations
Net investment income (loss)	($1,551)	$371,921
Net realized gain (loss)	(547)	2,327,066
Change in net unrealized appreciation (depreciation)	(82,027)	(4,761,706)

Increase (decrease) in net assets resulting from operations	(84,125)	(2,062,719)

Distributions to shareholders
From net investment income
Class A	—	(368,791)
Class B	—	(8,046)
Class C	—	(36,417)
Class I	—	(11,786)
From net realized gain
Class A	—	(1,337,953)
Class B	—	(74,015)
Class C	—	(335,022)
Class I	—	(33,949)

Total distributions	—	(2,205,979)

From Fund share transactions (Note 6)	4,651,047	40,724,564

Total increase (decrease)	4,566,922	36,455,866

Net assets

Beginning of year	—	4,566,922

End of year	$4,566,922	$41,022,788

1 Period from 12-29-06 (commencement of operations) to 2-28-07.

See notes to financial statements

International Allocation Portfolio | Annual report

16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Portfolio’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$10.00	$9.96
Net investment income (loss)[2,3]	(0.01)	0.13
Net realized and unrealized gain
(loss) on investments	(0.03)	(0.03)

Total from investment operations	(0.04)	0.10

Less distributions
From net investment income	—	(0.13)
From net realized gain	—	(0.45)
	—	(0.58)
Net asset value, end of period	$9.96	$9.48

Total return[4,5] (%)	(0.40)[6]	0.70

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	8.53[7]	1.11[8]
Expenses net of fee waivers, if any	0.60[7]	0.58[8]
Expenses net of all fee waivers and credits	0.60[7]	0.58[8]
Net investment income (loss)[3]	(0.60)[7]	1.21
Portfolio turnover (%)	3[6]	23

1 Class A shares began operations on 12-29-06.

2 Based on the average of the shares outstanding.

3 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

8 Ratios do not include expenses incurred from underlying funds whose annualized weighted average was 1.02%, based on the mix of underlying funds held by the Portfolio.

See notes to financial statements

Annual report | International Allocation Portfolio

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$10.00	$9.95
Net investment income (loss)[2,3]	(0.02)	0.07
Net realized and unrealized gain
(loss) on investments	(0.03)	(0.06)

Total from investment operations	(0.05)	0.01

Less distributions
From net investment income	—	(0.05)
From net realized gain	—	(0.45)
	—	(0.50)
Net asset value, end of period	$9.95	$9.46

Total return[4,5] (%)	(0.50)[6]	(0.13)

Ratios and supplemental data

Net assets, end of period (in millions)	— [7]	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	28.58[8]	4.02[9]
Expenses net of fee waivers, if any	1.26[8]	1.34[9]
Expenses net of all fee waivers and credits	1.26[8]	1.33[9]
Net investment income (loss)[3]	(1.26)[8]	0.70
Portfolio turnover (%)	3[6]	23

1 Class B shares began operations on 12-29-06.

2 Based on the average of the shares outstanding.

3 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 Ratios do not include expenses incurred from underlying funds whose annualized weighted average was 1.02%, based on the mix of underlying funds held by the Portfolio.

See notes to financial statements

International Allocation Portfolio | Annual report

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$10.00	$9.95
Net investment income (loss)[2,3]	(0.02)	0.08
Net realized and unrealized gain
(loss) on investments	(0.03)	(0.07)

Total from investment operations	(0.05)	0.01

Less distributions
From net investment income	—	(0.05)
From net realized gain	—	(0.45)
	—	(0.50)
Net asset value, end of period	$9.95	$9.46

Total return[4,5] (%)	(0.50)[6]	(0.13)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	18.62[7]	2.31[8]
Expenses net of fee waivers, if any	1.27[7]	1.33[8]
Expenses net of all fee waivers and credits	1.27[7]	1.33[8]
Net investment income (loss)[3]	(1.27)[7]	0.79
Portfolio turnover (%)	3[6]	23

1 Class C shares began operations on 12-29-06.

2 Based on the average of the shares outstanding.

3 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

8 Ratios do not include expenses incurred from underlying funds whose annualized weighted average was 1.02%, based on the mix of underlying funds held by the Portfolio.

See notes to financial statements

Annual report | International Allocation Portfolio

19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[1]	2-29-08

Per share operating performance

Net asset value, beginning of period	$10.00	$9.97
Net investment income (loss)[2,3]	— [4]	0.16
Net realized and unrealized gain
(loss) on investments	(0.03)	(0.03)

Total from investment operations	(0.03)	0.13

Less distributions
From net investment income	—	(0.16)
From net realized gain	—	(0.45)
	—	(0.61)
Net asset value, end of period	$9.97	$9.49

Total return[5,6] (%)	(0.30)[7]	1.02

Ratios and supplemental data

Net assets, end of period (in millions)	— [8]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	25.01[9]	7.17[10]
Expenses net of fee waivers, if any	0.17[9]	0.18[10]
Expenses net of all fee waivers and credits	0.17[9]	0.18[10]
Net investment income (loss)[3]	(0.17)[9]	1.55
Portfolio turnover (%)	3[7]	23

1 Class I shares began operations on 12-29-06.

2 Based on the average of the shares outstanding.

3 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

4 Less than ($0.01) per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Ratios do not include expenses incurred from underlying funds whose annualized weighted average was 1.02%, based on the mix of underlying funds held by the Portfolio.

See notes to financial statements

International Allocation Portfolio | Annual report

20

Notes to financial statements

1. Organization of the Trust

John Hancock International Allocation Portfolio (the Portfolio) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Portfolio is to seek long term growth of capital.

The Portfolio operates as a “fund of funds”, investing in Class NAV shares of affiliated underlying funds of the Trust and John Hancock Funds II (JHF II) and also in other affiliated funds of the John Hancock funds complex. The Portfolio may also invest in unaffiliated underlying funds and other permitted investments.

The accounting policies of the affiliated underlying funds are outlined in the shareholder reports for such funds, available without charge by calling 1-800-225-5291 or on the Securities and Exchange Commission (SEC) Web site at www.sec.gov, File #811-21779, CIK 0001331971 for JHF II, File #811-21777, CIK 0001329954 for JHF III, File #811-01677, CIK 0000045291 for JH International Classic Value Fund and File #811-04630, CIK 0000791271 for JH Greater China Opportunities Fund. The affiliated underlying funds are not covered by this report.

John Hancock Investment Management Services, LLC (JHIMS or the Adviser), a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (John Hancock USA) serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter. John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect  wholly owned subsidiaries of the Manufactures Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The JHF II funds are retail mutual funds advised by JHIMS and distributed by the Distributor.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Portfolio, including classes designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Portfolio, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other affiliates of John Hancock USA owned 1,555,846, 10,505, 10,504 and 10,612 shares of beneficial interest of Class A, Class B, Class C and Class I, respectively, on February 29, 2008.

2. Significant accounting policies

In the preparation of the financial statements, the Portfolio follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires

Annual report | International Allocation Portfolio

21

management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Securities valuation

The net asset value of the shares of the Portfolio is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Portfolio in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements.

New accounting pronouncement

In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss for certain securities valued by significant unobservable market inputs.

Security transactions and related investment income

Investment security and underlying affiliated funds transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded by the underlying affiliated funds on the ex-dividend date. Distributions from the underlying affiliated funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.  The Portfolio uses the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Allocations of income and expenses

All income, expenses (except class-specific expenses), and realized and unrealized gain/ loss are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expenses not directly attributable to a particular Portfolio or share class are allocated based on the relative share of net assets of the Portfolio or share class at the time the expense was incurred. Class-specific expenses, as detailed in Note 3, transfer agency fees, blue sky fees, and printing and postage fees, are accrued daily and charged directly to the respective share classes. Expenses in the Portfolio’s Statement of Operations reflect the expenses of the Portfolio and do not include any indirect expenses related to the underlying affiliated funds. Because the affiliated underlying funds have varied expense levels and the Portfolio may own different proportions of the affiliated underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolio will vary.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable

International Allocation Portfolio | Annual report

22

provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 29, 2008, the tax character of distributions paid was as follows: ordinary income $2,153,570 and long-term capital gain $52,409. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of February 29, 2008, the components of distributable earnings on a tax basis included $1,016,510 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily  attributable to short-term distributions received from underlying funds.

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subad-visers to handle the investment of the assets of the Portfolio, subject to the supervision of the Board of Trustees. Under the Advisory Agreement the Portfolio pays the Adviser a management fee that has two components: (a) a fee on assets invested in the funds of the Trust or JHF II (Fund Assets) and (b) a fee on investments in other affiliated Funds of the John Hancock complex and assets invested in unaffiliated funds (Other Assets). The Portfolio pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $500,000,000 of the Portfolio’s Fund Assets, (b) 0.04% of the Portfolio’s Fund Assets in excess of $500,000,000, (c) 0.50% of the first $500,000,000 of the Portfolio’s Other Assets and (d) 0.49% of the Portfolio’s Other Assets in excess of $500,000,000. The Portfolio is not responsible for payment of the subadvisory fees.

MFC Global Investment Management (U.S.A.) Limited acts as subadviser to the Portfolio. Deutsche Investment Management Americas, Inc. serves as subadviser consultant.

The investment management fees incurred for the year ended February 29, 2008, were equivalent to an annual effective rate of 0.13% of the Fund’s average daily net assets.

Expense reimbursements

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.13% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not

Annual report | International Allocation Portfolio

23

incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

In addition, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 0.63% for Class A shares, 1.33% for Class B, 1.33% for Class C and 0.18% for Class I. Accordingly, the expense reductions or reimbursements related to this agreement were $134,448, $33,156, $52,397 and $46,855 for Class A, Class B, Class C and Class I, respectively for the year ended February 29, 2008. The expense reimbursements and limits will continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Fund administration fees

Pursuant to the Advisory Agreement, the Portfolio reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolio, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of the class at the time the expense was incurred.

The fund administration fees incurred for the year ended February 29, 2008, were $9,769 with an annual effective rate of 0.03% of the Portfolio’s average daily net assets.

Distribution and shareholder servicing fees

The Trust has a Distribution Agreement with the Distributor. The Portfolio has adopted Distribution Plans with respect to Class A,  Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Portfolios. Accordingly, the Portfolio makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of the average daily net assets of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly, National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the year ended February 29, 2008, the Fund was informed that the Distributor received net up-front sales charges of $276,419 with regard to sales of Class A shares. Of this amount, $44,955 was retained and used for printing prospectuses, advertising, sales literature and other purposes; $230,352 was paid as sales commissions to unrelated broker-dealers; and $1,112 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended February 29, 2008, CDSCs received by

International Allocation Portfolio | Annual report

24

Distributor amounted to $2,387 for Class B shares and $3,938 for Class C shares.

Transfer agent fees

The Portfolio has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C and Class I shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.30% annually of Class A, Class B, Class C and Class I share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C and Class I shares, respectively, during the year ended February 29, 2008.

In May 2007, the Portfolio began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Portfolio’s transfer agent fees and out-of-pocket expenses. During the year ended February 29, 2008, the Portfolio’s transfer agent fees and out-of-pocket expenses were reduced by $660 for transfer agent credits earned.

Class level expenses for the year ended February 29, 2008, were as follows:

	Distribution and	Transfer	Blue	Printing and
Share class	service fees	agent fees	sky fees	postage fees

Class A	$76,736	$26,626	$27,166	$11,610
Class B	12,374	3,748	26,211	640
Class C	53,511	11,091	27,635	2,467
Class I	—	358	43,199	650
Total	$142,621	$41,823	$124,211	$15,367

4. Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Portfolio based on its average daily net asset value.

5. Line of credit

The Portfolio has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition,  a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Portfolio on a prorated basis based on average net assets. Effective October 15, 2007, the commitment fee was changed from 0.07% to 0.05% . For the year ended February 29, 2008, there were no borrowings under the line of credit.

Annual report | International Allocation Portfolio

25

6. Fund share transactions

Share activities for the Portfolio for the period ended February 28, 2007, and the year ended February 29, 2008, were as follows:

	Period ended 2-28-07[1]		Year ended 2-29-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	326,619	$3,320,543	3,069,699	$32,165,731
Distributions reinvested	—	—	161,717	1,625,253
Repurchased	—	—	(371,009)	(3,794,178)
Net increase (decrease)	326,619	$3,320,543	2,860,407	$29,996,806

Class B shares

Sold	19,756	$198,648	181,757	$1,935,091
Distributions reinvested	—	—	6,812	68,388
Repurchased	(27)	(277)	(26,915)	(281,028)
Net increase (decrease)	19,729	$198,371	161,654	$1,722,451

Class C shares

Sold	91,833	$927,133	814,878	$8,637,166
Distributions reinvested	—	—	34,010	341,797
Repurchased	—	—	(69,886)	(711,703)
Net increase (decrease)	91,833	$927,133	779,002	$8,267,260

Class I shares

Sold	20,460	$205,000	94,013	$985,183
Distributions reinvested	—	—	4,530	45,522
Repurchased	—	—	(29,904)	(292,658)
Net increase (decrease)	20,460	$205,000	68,639	$738,047

Net increase (decrease)	458,641	$4,651,047	3,869,702	$40,724,564

[1]Period from 12-29-06 (commencement of operations) to 2-28-07.

7. Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended February 29, 2008, aggregated $49,948,885 and $7,660,691, respectively.

8. Investment in affiliated underlying funds

The Portfolio invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investments may represent a significant portion of each underlying fund’s net assets. A summary of the Portfolio’s investments in affiliated funds during the year ended February 29, 2008, is set forth below:

International Allocation Portfolio | Annual report

26

					Capital gain
	Beginning			Ending	distribution
Affiliate —	share	Shares	Shares	share	from under-	Dividend	Sale	Ending
Class NAV	amount	purchased	sold	amount	lying Funds	income	proceeds	value

JHF Greater China
Opportunities Fund	6,802	51,734	22,030	36,506	$46,673	$6,827	$668,054	$799,111
JHF International
Classic Value Fund	55,898	686,357	35,836	706,419	158,150	120,035	354,009	6,216,492
JHF II Emerging
Markets Value Fund	—	221,506	11,925	209,581	11,871	11,140	136,440	2,332,641
JHF II International
Opportunities Fund	50,726	528,775	51,032	528,469	1,080,868	115,452	978,898	9,105,512
JHF II International
Small Company Fund	93,498	967,174	389,192	671,480	588,363	102,924	4,225,435	6,459,635
JHF II International
Value Fund	41,799	502,619	35,044	509,374	438,664	163,468	648,807	8,689,921
JHF III International
Growth Fund	27,268	326,585	26,747	327,106	490,137	88,808	649,049	7,471,097

Annual report | International Allocation Portfolio

27

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock International Allocation Portfolio,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Allocation Portfolio (the Portfolio) at February 29, 2008, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at February 29, 2008 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 18, 2008

International Allocation Portfolio | Annual report

28

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 29, 2008.

The Fund has designated distributions to shareholders of $52,409 as a long-term capital gain dividend. With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 29, 2008, 5.67% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Annual report | International Allocation Portfolio

29

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2006	55

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2006	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle
Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance)
(since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New
Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000),
Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas
Commerce Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes
Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2006	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2006	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

International Allocation Portfolio | Annual report

30

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2006	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2006	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2006	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

Annual report | International Allocation Portfolio

31

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

International Allocation Portfolio | Annual report

32

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2006

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | International Allocation Portfolio

33

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
601 Congress Street	2 Avenue de Lafayette	Preston Gates Ellis LLP
Boston, MA 02210-2805	Boston, MA 02111	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.A.) Limited	Services, Inc.	public accounting firm
200 Bloor Street East	P.O. Box 9510	PricewaterhouseCoopers LLP
Toronto, Ontario, Canada	Portsmouth, NH 03802-9510	125 High Street
M4W 1E5		Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

International Allocation Portfolio | Annual report

34

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery

www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.	3180A	2/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		4/08

John Hancock

MUTUAL FUNDS

John Hancock

Global Shareholder Yield Fund

Annual Report

2.29.08

Discussion of Fund performance

By Epoch Investment Partners, Inc.

Global stock markets experienced sharp volatility during the 12 months ended February 29, 2008, when many U.S. and foreign stock indexes reached all-time highs before being brought down by the bursting U.S. housing bubble and related credit crunch. But despite widespread speculation that the world’s largest economy was headed for recession, economies in Europe and Asia appeared to be relatively healthy. Better growth and a slumping dollar made for better performance on overseas investments.

“Global stock markets experienced
sharp volatility during the 12
months ended February 29, 2008…”

For the 12 months ended February 29, 2008, John Hancock Global Shareholder Yield Fund’s Class A, Class B, Class C, Class I and Class R1 shares posted total returns of –1.84%, –2.54%, –2.54%, –1.43% and –2.01%, respectively, at net asset value. That compares with the –0.21% return of the S&P/Citigroup Broad Market Index–World Equity Index and the 0.94% average return of the world stock funds tracked by Morningstar, Inc.

Many of the leading contributors to performance came from the utility and telecommunication services sectors, including Terna SpA and Fortum Corp., as well as France Telecom SA, Belgacom SA and Far EasTone Telecommunications, Company, Ltd. Another group of key contributors came from the consumer staples sector, as the portfolio benefited from holdings in multinational European and U.S. companies with exposure to rapidly growing emerging-market economies. The portfolio also benefited from an underweight position and stock selection among financials shares, which were weighed down by worry about exposure to subprime loans.

The leading detractors from Fund performance were in the economically sensitive consumer discretionary sector, which suffered from a significant change in macroeconimc views and downward revisions to earnings estimates. In that environment, Idearc, Inc., a telephone directory business, and GateHouse Media, Inc. a local newspaper publishing concern, led detractors. As a result, we cut our exposure to U.S.-based discretionary stocks, preferring to maintain our discretionary holdings in companies based in growing overseas economies.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Global Shareholder Yield Fund | Annual report

6

A look at performance

For the periods ended February 29, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	3-1-07	–6.78%	—	—	–6.78%	–6.78%	—	—	–6.78%

B	3-1-07	–7.30	—	—	–7.30	–7.30	—	—	–7.30

C	3-1-07	–3.49	—	—	–3.49	–3.49	—	—	–3.49

I [1]	3-1-07	–1.43	—	—	–1.43	–1.43	—	—	–1.43

R1 [1]	3-1-07	–2.01	—	—	–2.01	–2.01	—	—	–2.01

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 02-29-08. The net expenses are as follows: Class A — 1.55%, Class B — 2.25%, Class C — 2.25%, Class I — 1.10%, Class R1 — 1.85% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.65%, Class B — 2.58%, Class C — 2.41%, Class I — 1.26%, Class R1 — 2.53% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day's close) on the inception date.

1 For certain types of investors as described in the Fund's Class I and Class R1 share prospectuses.

Annual report | Global Shareholder Yield Fund

7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Global Shareholder Yield Fund Class A shares for the period indicated. For comparison, we've shown the same investment in the S&P 500/Citigroup BMI World Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	3-1-07	$9,746	$9,270	$9,979

C	3-1-07	9,746	9,651	9,979

I [2]	3-1-07	9,857	9,857	9,979

R1 [2]	3-1-07	9,799	9,799	9,979

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the fund's Class B, Class C , Class I and Class R1 shares, respectively, as of February 29, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500/Citigroup BMI World is an unmanaged subset of the BMI Global Index that reflects the stock markets of over 30 countries and over 9,000 securities with values expressed in U.S. dollars. The BMI World Index represents the developed market portion of the broader index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Fund's Class I and Class R1 share prospectuses.

Global Shareholder Yield Fund | Annual report

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period on 2-29-08[1]

Class A	$1,000.00	$930.38	$7.30

Class B	1,000.00	926.82	10.78

Class C	1,000.00	926.82	10.78

Class I	1,000.00	931.46	5.28

Class R1	1,000.00	929.67	7.92

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Global Shareholder Yield Fund

9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period on 2-29-08[1]

Class A	$1,000.00	$1,017.30	$7.62

Class B	1,000.00	1,013.67	11.27

Class C	1,000.00	1,013.67	11.27

Class I	1,000.00	1,019.39	5.52

Class R1	1,000.00	1,016.66	8.27

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.52%, 2.25%, 2.25%, 1.10% and 1.65% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half year/366 (to reflect the one-half year period).

Global Shareholder Yield Fund | Annual report

10

Portfolio summary

Top 10 holdings [1]

Reynolds American, Inc.	2.2%	E. I. Du Pont de Nemours & Company	2.1%

Nestle SA	2.2%	Duke Energy Corp.	2.0%

France Telecom SA	2.1%	Enel SpA	2.0%

Terna SpA	2.1%	StatoilHydro ASA	1.9%

UST, Inc.	2.1%	Windstream Corp.	1.9%

Sector distribution [1]

Communications	30%	Industrial	5%

Consumer non-cyclical	16%	Diversified	1%

Utilities	14%	Technology	1%

Energy	11%	Consumer cyclical	0.5%

Financial	10%	Other	6.5%

Basic materials	5%

1 As a percentage of net assets on February 29, 2008.

Annual report | Global Shareholder Yield Fund

11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-29-08

This schedule is divided into two main categories: common stocks and repurchase agreements. Common stocks are further broken down by country. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 91.75%		$33,352,374

(Cost $36,009,474)

Australia 5.70%		2,072,857

APN News & Media, Ltd.	97,500	446,928

Australia and New Zealand Banking Group, Ltd.	13,900	280,493

John Fairfax Holdings, Ltd.	146,700	524,593

NRMA Insurance Group, Ltd.	80,800	280,513

St. George Bank, Ltd.	17,300	377,776

Westpac Banking Corp. , Ltd.	7,600	162,554

Austria 0.90%		327,984

Telekom Austria AG	14,500	327,984

Belgium 3.15%		1,145,677

Belgacom SA	13,920	666,657

InBev	5,300	479,020

Canada 3.38%		1,229,855

Manitoba Telecom Services, Inc.	15,200	638,732

TransAlta Corp.	4,400	156,956

Yellow Pages Income Fund	39,900	434,167

Finland 0.80%		290,181

Fortum Corp. Oyj	6,950	290,181

France 5.13%		1,864,124

France Telecom SA	23,100	775,446

PagesJaunes Groupe SA	22,800	424,088

Total SA	3,000	225,912

Vivendi SA	11,100	438,678

Germany 2.21%		803,763

BASF AG	2,800	356,270

RWE AG	3,700	447,493

Hong Kong 0.16%		57,152

Vitasoy International Holdings, Ltd.	138,000	57,152

Ireland 2.03%		736,322

C&C Group PLC - London	4,300	28,741

C&C Group PLC	66,200	450,809

Independent News & Media PLC	85,200	256,772

See notes to financial statements

Global Shareholder Yield Fund | Annual report

12

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Italy 7.39%		$2,685,458

Enel SpA	68,000	733,744

Eni SpA, SADR	6,300	434,259

Intesa Sanpaolo SpA	26,200	175,972

Mondadori (Arnoldo) Editore SpA	33,800	273,243

Telecom Italia SpA	121,900	303,920

Terna SpA	176,700	764,320

Malaysia 0.22%		80,359

British American Tobacco Malaysia BHD	6,000	80,359

Netherlands 0.41%		150,015

Wolters Kluwer NV	5,800	150,015

New Zealand 1.50%		544,212

Telecom Corp. of New Zealand, SADR	35,686	544,212

Norway 3.09%		1,122,366

Den Norske Bank ASA	13,700	200,398

StatoilHydro ASA, SADR	22,200	677,988

Veidekke ASA	27,400	243,980

Philippines 0.59%		212,850

Philippine Long Distance Telephone Company, SADR	3,000	212,850

Singapore 1.11%		401,975

Singapore Press Holdings, Ltd.	129,000	401,975

South Korea 0.50%		182,175

KT Corp. , SADR *	7,500	182,175

Spain 0.54%		196,769

Telefonica SA	6,800	196,769

Sweden 0.57%		207,428

Swedish Match AB	8,900	207,428

Switzerland 2.23%		811,390

Nestle SA	1,700	811,390

Taiwan 0.86%		312,791

Far EasTone Telecommunications Company, Ltd.	224,000	312,791

United Kingdom 7.15%		2,600,460

Barclays PLC	19,900	186,509

Diageo PLC, SADR	6,300	517,230

GKN PLC	32,900	171,435

Legal & General Group PLC	59,400	146,142

Lloyds TSB Group PLC	37,470	334,917

National Grid PLC	35,800	519,095

Tomkins PLC	99,800	334,611

Vodafone Group PLC	121,300	390,521

United States 42.13%		15,316,211

AllianceBernstein Holding LP *	10,100	626,705

Altria Group, Inc.	6,900	504,666

See notes to financial statements

Annual report | Global Shareholder Yield Fund

13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

United States (continued)

AT&T, Inc.	19,100	$665,253

Automatic Data Processing, Inc.	8,000	319,600

Ball Corp.	9,800	432,180

Bristol-Myers Squibb Company	19,300	436,373

CBS Corp. , Class B	7,600	173,432

Citizens Communications Company	61,900	664,806

ConocoPhillips	5,100	421,821

DaVita, Inc. *	3,400	168,742

Diamond Offshore Drilling, Inc.	3,300	398,739

Dow Chemical Company	4,800	180,912

Duke Energy Corp.	42,000	736,680

E. I. Du Pont de Nemours & Company	16,300	756,646

GateHouse Media, Inc.	22,830	143,144

General Electric Company	15,900	526,926

General Maritime Corp.	4,100	96,514

Great Plains Energy, Inc.	19,900	506,057

HCP, Inc. , REIT	2,000	58,360

Idearc, Inc.	39,300	189,426

Magellan Midstream Partners LP	7,900	342,149

ONEOK Partners LP	7,800	483,834

Packaging Corp. of America	23,000	524,170

Pfizer, Inc.	12,400	276,272

Progress Energy, Inc.	11,600	486,156

Reynolds American, Inc.	12,800	815,616

SCANA Corp.	2,960	112,095

Southern Copper Corp.	5,100	581,961

Spectra Energy Corp.	3,400	78,574

Teco Energy, Inc.	22,700	340,046

The Laclede Group, Inc.	3,800	129,770

The Southern Company	9,900	341,847

U. S. Bancorp	15,700	502,714

UST, Inc.	14,000	760,060

Ventas, Inc. , REIT	4,300	179,827

Verizon Communications, Inc.	14,600	530,272

Westar Energy, Inc.	6,600	150,018

Windstream Corp.	57,300	673,848

See notes to financial statements

Global Shareholder Yield Fund | Annual report

14

F I N A N C I A L   S T A T E M E N T S

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 7.14%		$2,596,000

(Cost $2,596,000)

Repurchase Agreement with State Street Corp. dated 2-29-08 at
2.35% to be repurchased at $2,596,508 on 3-3-08,
collateralized by $2,095,000 Federal Home Loan Mortgage Corp. ,
6.75%, due 3-15-31 (valued at $2,650,175, including interest)	$2,596,000	2,596,000

Total investments (cost $38,605,474)† 98.89%		$35,948,374

Other assets in excess of liabilities 1.11%		$405,296

Total net assets 100.00%		$36,353,670

The portfolio had the following five top industry concentrations as of February 29, 2008 (as a percentage of total net assets):

Telecommunications
equipment & services	15.81%
Electrical utilities	9.66%
Tobacco	6.51%
Food & beverages	6.45%
Energy	6.23%

Percentages are stated as a percent of net assets.

PLC Public Limited Company

REIT Real Estate Investment Trust

SADR Sponsored American Depositary Receipt

* Non-income producing.

† At February 29, 2008, the aggregate cost of investment securities for federal income tax purposes was $38,723,849. Net unrealized depreciation aggregated $2,775,475, of which $1,380,133 related to appreciated investment securities and $4,155,608 related to depreciated investment securities.

See notes to financial statements

Annual report | Global Shareholder Yield Fund

15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (cost $36,009,474)	$33,352,374
Repurchase agreement, at value (cost $2,596,000) (Note 2)	2,596,000

Total investments, at value (cost $38,605,474)	35,948,374
Cash	318
Foreign currency, at value (cost $23,721)	24,322
Receivable for investments sold	292,473
Receivable for fund shares sold	122,306
Dividends and interest receivable (net of tax)	113,404
Other assets	126

Total assets	36,501,323

Liabilities

Payable for investments purchased	76,881
Payable for fund shares repurchased	5,049
Payable to affiliates
Fund administration fees	97
Transfer agent fees	7,723
Distribution and service fees	438
Investment management fees	5,234
Trustees’ fees	56
Other payables and accrued expenses	52,175

Total liabilities	147,653

Net assets

Capital paid-in	$39,611,380
Undistributed net investment income	55,884
Accumulated undistributed net realized gain (loss) on investments and
foreign currency transactions	(658,777)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(2,654,817)

Net assets	$36,353,670

See notes to financial statements

Global Shareholder Yield Fund | Annual report

16

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Fund has an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$27,373,863
Shares outstanding	2,875,294
Net asset value and redemption price per share	$9.52

Class B [1]
Net assets	$1,266,247
Shares outstanding	133,131
Net asset value and offering price per share	$9.51

Class C [1]
Net assets	$4,584,769
Shares outstanding	481,904
Net asset value and offering price per share	$9.51

Class I
Net assets	$3,030,841
Shares outstanding	317,924
Net asset value, offering price and redemption price per share	$9.53

Class R1
Net assets	$97,950
Shares outstanding	10,293
Net asset value, offering price and redemption price per share	$9.52

Maximum public offering price per share

Class A (net asset value per share ÷ 95%) [2]	$10.02

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Global Shareholder Yield Fund

17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 2-29-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,382,962
Interest	125,968
Less foreign taxes withheld	(67,854)

Total investment income	1,441,076

Expenses

Investment management fees (Note 3)	292,547
Distribution and service fees (Note 3)	112,324
Transfer agent fees (Note 3)	32,996
Fund administration fees (Note 3)	9,126
Blue sky fees (Note 3)	70,571
Audit and legal fees	36,777
Printing and postage fees (Note 3)	10,803
Custodian fees	45,986
Trustees’ fees (Note 4)	1,348
Registration and filing fees	13,716
Miscellaneous	352

Total expenses	626,546
Less expense reductions (Note 3)	(157,762)

Net expenses	468,784

Net investment income	972,292

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(556,827)
Foreign currency transactions	12,816
(544,011)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(2,657,100)
Translation of assets and liabilities in foreign currencies	2,283
(2,654,817)
Net realized and unrealized gain (loss)	(3,198,828)

Increase (decrease) in net assets from operations	($2,226,536)

See notes to financial statements

Global Shareholder Yield Fund | Annual report

18

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets show how the value of the Fund’s net assets has changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

Year
ended
2-29-08

Increase (decrease) in net assets

From operations
Net investment income	$972,292
Net realized gain (loss)	(544,011)
Change in net unrealized appreciation (depreciation)	(2,654,817)

Increase (decrease) in net assets resulting from operations	(2,226,536)

Distributions to shareholders
From net investment income
Class A	(758,310)
Class B	(25,168)
Class C	(74,029)
Class I	(83,716)
Class R1	(2,790)
From net realized gain
Class A	(76,015)
Class B	(3,843)
Class C	(12,123)
Class I	(9,685)
Class R1	(288)

Total distributions	(1,045,967)

From Fund share transactions (Note 6)	39,626,173

Total increase (decrease)	36,353,670

Net assets

Beginning of year	—

End of year	$36,353,670

Undistributed net investment income	$55,884

See notes to financial statements

Annual report | Global Shareholder Yield Fund

19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since inception.

CLASS A SHARES

Period ended	2-29-08 [1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income [2]	0.35
Net realized and unrealized gain
(loss) on investments	(0.51)
Total from investment operations	(0.16)
Less distributions
From net investment income	(0.29)
From net realized gain	(0.03)
(0.32)
Net asset value, end of period	$9.52
Total return[3,4] (%)	(1.84)

Ratios and supplemental data

Net assets, end of period (in millions)	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79
Expenses net of fee waivers, if any	1.45
Expenses net of all fee waivers and credits	1.45
Net investment income	3.31
Portfolio turnover (%)	24

1 Class A shares began operations on 3-1-07.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

See notes to financial statements

Global Shareholder Yield Fund | Annual report

20

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-29-08 [1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income [2]	0.22
Net realized and unrealized gain
(loss) on investments	(0.45)
Total from investment operations	(0.23)
Less distributions
From net investment income	(0.23)
From net realized gain	(0.03)
(0.26)
Net asset value, end of period	$9.51
Total return[3,4] (%)	(2.54)

Ratios and supplemental data

Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.89
Expenses net of fee waivers, if any	2.23
Expenses net of all fee waivers and credits	2.23
Net investment income	2.11
Portfolio turnover (%)	24

1 Class B shares began operations on 3-1-07.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

See notes to financial statements

Annual report | Global Shareholder Yield Fund

21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-29-08 [1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income [2]	0.22
Net realized and unrealized gain
(loss) on investments	(0.45)
Total from investment operations	(0.23)
Less distributions
From net investment income	(0.23)
From net realized gain	(0.03)
(0.26)
Net asset value, end of period	$9.51
Total return[3,4] (%)	(2.54)

Ratios and supplemental data

Net assets, end of period (in millions)	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	3.00
Expenses net of fee waivers, if any	2.23
Expenses net of all fee waivers and credits	2.22
Net investment income	2.08
Portfolio turnover (%)	24

1 Class C shares began operations on 3-1-07.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

See notes to financial statements

Global Shareholder Yield Fund | Annual report

22

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-29-08 [1]

Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income [2]	0.33
Net realized and unrealized gain
(loss) on investments	(0.44)
Total from investment operations	(0.11)
Less distributions
From net investment income	(0.33)
From net realized gain	(0.03)
(0.36)
Net asset value, end of period	$9.53
Total return[3,4] (%)	(1.43)

Ratios and supplemental data

Net assets, end of period (in millions)	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.16
Expenses net of fee waivers, if any	1.09
Expenses net of all fee waivers and credits	1.09
Net investment income	3.14
Portfolio turnover (%)	24

1 Class I shares began operations on 3-1-07.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

See notes to financial statements

Annual report | Global Shareholder Yield Fund

23

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-29-08 [1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income [2]	0.35
Net realized and unrealized gain
(loss) on investments	(0.52)
Total from investment operations	(0.17)
Less distributions
From net investment income	(0.28)
From net realized gain	(0.03)
(0.31)
Net asset value, end of period	$9.52
Total return[3,4] (%)	(2.01)

Ratios and supplemental data

Net assets, end of period (in millions)	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	16.23
Expenses net of fee waivers, if any	1.64
Expenses net of all fee waivers and credits	1.64
Net investment income	3.37
Portfolio turnover (%)	24

1 Class R1 shares began operations on 3-1-07.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Less than $500,000.

See notes to financial statements

Global Shareholder Yield Fund | Annual report

24

Notes to financial statements

1. Organization

John Hancock Global Shareholder Yield Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to provide a high level of income. Capital appreciation is a secondary investment objective.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I and Class R1 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other affiliates of John Hancock USA owned 1,128,768, 10,248, 10,248, 10,343 and 10,293 shares of beneficial interest of Class A, Class B, Class C, Class I and Class R1, respectively, on February 29, 2008.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price

Annual report | Global Shareholder Yield Fund

25

or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee when applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

New accounting pronouncement

In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional

Global Shareholder Yield Fund | Annual report

26

disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss for certain securities valued by significant unobservable market inputs.

Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign currency transactions

The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

The Fund may invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than Funds that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay the Fund from taking money out of the country or may impose additional taxes on money removed from the country.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment

Annual report | Global Shareholder Yield Fund

27

transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Allocations of income and expenses

All income, expenses (except class-specific expenses), and realized and unrealized gain/loss are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expenses not directly attributable to the Fund or share classes are allocated based on the relative share of net assets of the Fund or share class at the time the expense was incurred. Class-specific expenses, as detailed in Note 3, are accrued daily and charged directly to the respective share classes.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $540,402 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on March 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. The Fund’s federal tax return for this fiscal year remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 29, 2008, the tax character of distributions paid was as follows: ordinary income $1,045,967. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of February 29, 2008, the components of distributable earnings on a tax basis included $55,884 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to foreign currency transactions.

Global Shareholder Yield Fund | Annual report

28

3. Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.950% of the first $500,000,000 of the Fund’s daily net assets; (b) 0.925% of the next $500,000,000 of the Fund’s daily net assets; and (c) 0.900% of the Fund’s daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Epoch Investment Partners, Inc. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended February 29, 2008, were equivalent to an annual effective rate of 0.95% of the Fund’s average daily net assets.

Expense reimbursements

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.10% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

Additionally, the Adviser had a voluntary advisory fee waiver of 0.45% in effect from March 1, 2007 to May 31, 2007.

Finally, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.55% for Class A shares, 2.25% for Class B, 2.25% for Class C, 1.10% for Class I and 1.60% for Class R1. Accordingly, the expense reductions or reimbursements related to this agreement were $83,352, $15,148, $21,130, $22,142 and $15,278 for Class A, Class B, Class C, Class I and Class R1, respectively for the year ended February 29, 2008. The expense reimbursements and limits will continue in effect until June 30, 2009 and thereafter until terminated by the Adviser on notice to the Trust.

Fund administration fees

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the year ended February 29, 2008, were $9,126 with an annual effective rate of 0.03% of the Fund’s average daily net assets.

Distribution and shareholder servicing fees

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of Financial

Annual report | Global Shareholder Yield Fund

29

Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 average daily net asset value for certain other services. The Service Plan fees incurred for the year ended February 29, 2008, were equivalent to an annual effective rate of 0.15% of the Class R1 average daily net assets.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the year ended February 29, 2008, the Fund was informed that the Distributor received net up-front sales charges of $221,015 with regard to sales of Class A shares. Of this amount, $35,356 was retained and used for printing prospectuses, advertising, sales literature and other purposes; $184,744 was paid as sales commissions to unrelated broker-dealers; and $915 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended February 29, 2008, CDSCs received by Distributor amounted to $1,410 for Class B shares and $2,013 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class R1 shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the year ended February 29, 2008.

In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the year ended February 29, 2008, the transfer agent fees reductions for Class R1 were $152.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended February 29, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $560 for transfer agent credits earned.

Global Shareholder Yield Fund | Annual report

30

Class level expenses for the year ended February 29, 2008, were as follows:

	Distribution and	Transfer	Blue	Printing and
Share class	service fees	agent fees	sky fees	postage fees

Class A	$74,931	$24,181	$13,646	$8,978
Class B	9,128	1,877	12,572	195
Class C	27,576	5,641	13,228	812
Class I	—	1,091	16,329	729
Class R1	689	206	14,796	89
Total	$112,324	$32,996	$70,571	$10,803

4. Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

5. Line of credit

The Fund has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. Effective October 15, 2007, the commitment fee was changed from 0.07% to 0.05% . For the year ended February 29, 2008, there were no borrowings under the line of credit.

Annual report | Global Shareholder Yield Fund

31

6. Fund share transactions

Share activities for the Fund for the year ended February 29, 2008, were as follows:

	Year ended 2-29-08
	Shares	Amount
Class A shares

Sold	3,579,005	$36,990,887
Distributions reinvested	74,870	786,460
Repurchased	(778,581)	(8,201,185)
Net increase (decrease)	2,875,294	$29,576,162

Class B shares

Sold	152,636	$1,617,383
Distributions reinvested	2,550	26,721
Repurchased	(22,055)	(222,085)
Net increase (decrease)	133,131	$1,422,019

Class C shares

Sold	545,185	$5,766,651
Distributions reinvested	7,254	75,951
Repurchased	(70,535)	(720,096)
Net increase (decrease)	481,904	$5,122,506

Class I shares

Sold	373,901	$3,986,954
Distributions reinvested	2,569	26,908
Repurchased	(58,546)	(611,454)
Net increase (decrease)	317,924	$3,402,408

Class R1 shares

Sold	10,000	$100,000
Distributions reinvested	293	3,078
Net increase (decrease)	10,293	$103,078

Net increase (decrease)	3,818,546	$39,626,173

7. Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended February 29, 2008, aggregated $43,551,383 and $6,978,600, respectively.

Global Shareholder Yield Fund | Annual report

32

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Global Shareholder Yield Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Shareholder Yield Fund (the Fund) at February 29, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the period March 1, 2007 (commencement of operations), through February 29, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at February 29, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 18, 2008

Annual report | Global Shareholder Yield Fund

33

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 29, 2008.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 29, 2008, 100.00% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Global Shareholder Yield Fund | Annual report

34

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock Funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since [1]	Trustee

James F. Carlin, Born: 1940	2007	55

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003) .

William H. Cunningham, Born: 1944	2007	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle
Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance)
(since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New
Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000),
Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas
Commerce Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes
Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003) .

Charles L. Ladner, [2] Born: 1938	2007	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L. P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005) .

John A. Moore, [2] Born: 1939	2007	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007) .

Annual report | Global Shareholder Yield Fund

35

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock Funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since [1]	Trustee

Patti McGill Peterson, [2] Born: 1943	2007	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003) .

Steven R. Pruchansky, Born: 1944	2007	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991) .

Non-Independent Trustees 3

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock Funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since [1]	Trustee

James R. Boyle, Born: 1959	2007	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S. A. ) (until 2004) .

Global Shareholder Yield Fund | Annual report

36

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2007

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S. ), LLC (MFC Global (U.S. )) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S. ) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005) .

Thomas M. Kinzler, Born: 1955	2007

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S. A. ) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006) .

Francis V. Knox, Jr. , Born: 1947	2007

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S. ) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001) .

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002) .

Gordon M. Shone, Born: 1956	2007

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S. A. ) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S. A. ) (1998–2000) .

Annual report | Global Shareholder Yield Fund

37

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2007

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S. ) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004) .

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Global Shareholder Yield Fund | Annual report

38

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www. jhfunds. com/proxy	www. sec. gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, LLC	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	One Lincoln Street
Boston, MA 02210-2805		Boston, MA 02111-2950
Transfer agent
Subadviser	John Hancock Signature	Independent registered
Epoch Investment Partners, Inc.	Services, Inc.	public accounting firm
640 Fifth Avenue, 18th Floor	P. O. Box 9510	PricewaterhouseCoopers LLP
New York, NY 10019	Portsmouth, NH 03802-9510	125 High Street
Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www. jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P. O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Annual report | Global Shareholder Yield Fund

39

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www. jhfunds.com

Now available: electronic delivery
www. jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.	3200A	2/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		4/08

John Hancock

MUTUAL FUNDS

John Hancock

Classic Value Mega Cap Fund

Annual Report

2.29.08

Discussion of Fund performance

By Pzena Investment Management, LLC

Market environment

U.S. stocks declined during the 12-month period ended February 29, 2008. The market rallied in the first four months of the period, but a meltdown in the subprime mortgage industry, a credit crunch in the financial sector and a slowing U.S. economy led to a sharp increase in volatility and a stock market decline over the last few months.

As growth stocks outperformed value over the past year, the valuation spread between the overall market and its most undervalued segment widened dramatically after several years at very narrow levels. In fact, we have seen large-cap valuation spreads this wide only five times in the last 40 years.

“U.S. stocks declined during the
12-month period ended
February 29, 2008.”

Fund performance

For the year ended February 29, 2008, John Hancock Classic Value Mega Cap Fund’s Class A, Class B, Class C, Class I and Class R1 shares posted total returns of –21.28%, –21.85%, –21.75%, –20.87% and –21.46%, respectively, at net asset value. The Fund trailed both the –7.91% return of the Russell 1000 Value Index and the –6.64% return of the average large value fund, according to Morningstar, Inc.

Portfolio review

The John Hancock Classic Value Mega Cap Fund lagged its benchmark index and peer group average during the period, with most of the underperformance occurring over the last eight months. The recent decline in financial stocks, which comprised the portfolio’s largest sector weighting, had the biggest negative impact on performance. Government-sponsored mortgage enterprises Fannie Mae and Freddie Mac, as well as diversified financial services provider Citigroup, Inc., were the most significant detractors. Outside of financials, telecommunications equipment maker Alcatel-Lucent was the weakest performer.

On the positive side, discount retailer Wal-Mart Stores, Inc. and defense contractor Northrop Grumman Corp. were among the best performance contributors. Railroad operator Union Pacific and software makers Microsoft Corp. and Oracle Corp. also generated solid returns.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Classic Value Mega Cap Fund | Annual report

6

A look at performance

For the periods ended February 29, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	3-1-07	–25.24%	—	—	–25.24%	–25.24%	—	—	–25.24%

B	3-1-07	–25.65	—	—	–25.65	–25.65	—	—	–25.65

C	3-1-07	–22.51	—	—	–22.51	–22.51	—	—	–22.51

I1	3-1-07	–20.87	—	—	–20.87	–20.87	—	—	–20.87

R1[1]	3-1-07	–21.46	—	—	–21.46	–21.46	—	—	–21.46

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 2-29-08. The net expenses are as follows: Class A — 1.37%, Class B — 2.12%, Class C — 2.12%, Class I — 0.97%, Class R1 — 1.72% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.42%, Class B — 2.40%, Class C — 2.23%, Class I — 1.08%, Class R1 — 2.35% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day's close) on the inception date.

1 For certain types of investors as described in the Fund's Class I and Class R1 share prospectuses.

Annual report | Classic Value Mega Cap Fund

7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Classic Value Mega Cap Fund Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B	3-1-07	$7,815	$7,435	$9,209	$9,373

C	3-1-07	7,825	7,749	9,209	9,373

I2	3-1-07	7,913	7,913	9,209	9,373

R1[2]	3-1-07	7,854	7,854	9,209	9,373

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C, Class I and Class R1 shares, respectively, as of February 29, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value — Index 1 — is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

Russell Top 200 Value — Index 2 — is an unmanaged index which measures the performance of the largest 200 companies within the Russell 3000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Fund's Class I and Class R1 share prospectuses.

Classic Value Mega Cap Fund | Annual report

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period on 2-29-08[1]

Class A	$1,000.00	$795.14	$6.11

Class B	1,000.00	791.76	9.44

Class C	1,000.00	791.99	9.45

Class I	1,000.00	796.84	4.33

Class R1	1,000.00	794.16	6.87

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Classic Value Mega Cap Fund

9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period on 2-29-08[1]

Class A	$1,000.00	$1,018.05	$6.87

Class B	1,000.00	1,014.32	10.62

Class C	1,000.00	1,014.32	10.62

Class I	1,000.00	1,020.04	4.87

Class R1	1,000.00	1,017.21	7.72

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.37%, 2.12%, 2.12%, 0.97% and 1.54% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half year/ 366 (to reflect the one-half year period).

Classic Value Mega Cap Fund | Annual report

10

Portfolio summary

Top 10 holdings[1]

Alcatel-Lucent	5.0%	Northrop Grumman Corp.	4.1%

Allstate Corp.	4.8%	Bank of America Corp.	4.1%

Citigroup, Inc.	4.5%	Johnson & Johnson	3.9%

Federal Home Loan Mortgage Corp.	4.3%	Federal National Mortgage Association	3.8%

Capital One Financial Corp.	4.2%	Wal-Mart Stores, Inc.	3.6%

Sector distribution[1]

Financial	44%	Industrial	5%

Consumer non-cyclical	27%	Technology	3%

Communications	8%	Utilities	3%

Consumer cyclical	8%	Energy	2%

1As a percentage of net assets on February 29, 2008.

Annual report | Classic Value Mega Cap Fund

11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-29-08

This schedule is divided into two main categories: common stocks and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.69%		$5,344,852

(Cost $6,792,857)

Aerospace 4.10%		220,108

Northrop Grumman Corp.	2,800	220,108

Banking 4.08%		218,570

Bank of America Corp.	5,500	218,570

Biotechnology 2.80%		150,216

Amgen, Inc. *	3,300	150,216

Cable & Television 2.82%		151,050

Viacom, Inc., Class B *	3,800	151,050

Cosmetics & Toiletries 2.64%		141,767

Kimberly-Clark Corp.	2,175	141,767

Electronics 0.50%		26,715

Tyco Electronics, Ltd.	812	26,715

Energy 3.17%		170,016

Sempra Energy	3,200	170,016

Financial Services 28.31%		1,517,611

Capital One Financial Corp.	4,850	223,245

Citigroup, Inc.	10,125	240,064

Discover Financial Services	675	10,186

Federal Home Loan Mortgage Corp.	9,050	227,879

Federal National Mortgage Association	7,275	201,154

JP Morgan Chase & Company	4,125	167,681

Lehman Brothers Holdings, Inc.	2,950	150,420

Morgan Stanley	4,600	193,752

Washington Mutual, Inc.	6,975	103,230

Food & Beverages 3.36%		180,007

Kraft Foods, Inc., Class A	5,775	180,007

Healthcare Products 7.62%		408,499

Boston Scientific Corp. *	13,200	166,188

Covidien, Ltd.	812	34,745

Johnson & Johnson	3,350	207,566

See notes to financial statements

Classic Value Mega Cap Fund | Annual report

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Healthcare Services 3.31%		$177,420

Cardinal Health, Inc.	3,000	177,420

Insurance 11.89%		637,477

ACE, Ltd.	2,600	146,224

Allstate Corp.	5,425	258,935

Chubb Corp.	2,275	115,798

MetLife, Inc.	2,000	116,520

International Oil 1.97%		105,414

BP PLC, SADR	1,625	105,414

Manufacturing 0.61%		32,529

Tyco International, Ltd.	812	32,529

Pharmaceuticals 6.69%		358,996

Bristol-Myers Squibb Company	7,625	172,401

Pfizer, Inc.	8,375	186,595

Retail Trade 7.63%		408,982

Home Depot, Inc.	3,875	102,881

Lowe’s Companies, Inc.	4,650	111,460

Wal-Mart Stores, Inc.	3,925	194,641

Software 3.24%		173,858

Microsoft Corp.	3,400	92,548

Oracle Corp. *	4,325	81,310

Telecommunications Equipment & Services 4.95%		265,617

Alcatel-Lucent, SADR	45,250	265,617

	Principal
	amount	Value

Repurchase agreements 1.27%		$68,000

(Cost $68,000)

Repurchase Agreement with State Street Corp. dated 2-29-08 at
2.35% to be repurchased at $68,013 on 3-3-08, collateralized by $65,000 Federal National Mortgage Association, 5.50%, due
7-18-16 (valued at $71,419, including interest)	$68,000	68,000

Total investments (Cost $6,860,857)† 100.96%		$5,412,852

Liabilities in excess of other assets (0.96%)		($51,551)

Total net assets 100.00%		$5,361,301

Percentages are stated as a percent of net assets.

SADR Sponsored American Depositary Receipt

* Non-income producing.

† At February 29, 2008, the aggregate cost of investment securities for federal income tax purposes was $6,866,490. Net unrealized depreciation aggregated $1,453,638, of which $44,548 related to appreciated investment securities and $1,498,186 related to depreciated investment securities.

See notes to financial statements

Annual report | Classic Value Mega Cap Fund

13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (cost $6,792,857)	$5,344,852
Repurchase agreement, at value (cost $68,000) (Note 2)	68,000
Total investments, at value (cost $6,860,857)	5,412,852
Cash	2,961
Receivable for fund shares sold	48
Dividends and interest receivable (net of tax)	7,213
Other assets	2

Total assets	5,423,076

Liabilities

Payable for fund shares repurchased	7,898
Payable to affiliates
Fund administration fees	172
Transfer agent fees	1,248
Distribution and service fees	483
Investment management fees	10,383
Other payables and accrued expenses	41,591

Total liabilities	61,775

Net assets

Capital paid-in	$7,080,863
Undistributed net investment income	7,815
Accumulated undistributed net realized gain (loss) on investments	(279,372)
Net unrealized appreciation (depreciation) on investments	(1,448,005)

Net assets	$5,361,301

See notes to financial statements

Classic Value Mega Cap Fund | Annual report

14

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities continued

Net asset value per share

The Fund has an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A
Net assets	$4,541,673
Shares outstanding	597,282
Net asset value and redemption price per share	$7.60
Class B1
Net assets	$145,430
Shares outstanding	19,125
Net asset value and offering price per share	$7.60
Class C1
Net assets	$459,587
Shares outstanding	60,407
Net asset value and offering price per share	$7.61
Class I
Net assets	$130,852
Shares outstanding	17,199
Net asset value, and offering price per share	$7.61
Class R1
Net assets	$83,759
Shares outstanding	11,032
Net asset value, offering price and redemption price per share	$7.59

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$8.00

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Classic Value Mega Cap Fund

15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 2-29-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$147,749
Interest	14,576
Less foreign taxes withheld	(615)

Total investment income	161,710

Expenses

Investment management fees (Note 3)	50,592
Distribution and service fees (Note 3)	18,695
Transfer agent fees (Note 3)	6,350
Fund administration fees (Note 3)	2,129
Blue sky fees (Note 3)	64,675
Audit and legal fees	34,358
Printing and postage fees (Note 3)	4,372
Custodian fees	14,178
Trustees’ fees (Note 4)	215
Registration and filing fees	10,606
Miscellaneous	95

Total expenses	206,265
Less expense reductions (Note 3)	(121,245)

Net expenses	85,020

Net investment income	76,690

Realized and unrealized gain (loss)

Net realized gain (loss) on investments in unaffiliated issuers	(144,795)
(144,795)
Change in net unrealized appreciation (depreciation) of
investments in unaffiliated issuers	(1,448,005)
(1,448,005)
Net realized and unrealized gain (loss)	(1,592,800)
Increase (decrease) in net assets from operations	($1,516,110)

See notes to financial statements

Classic Value Mega Cap Fund | Annual report

16

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets show how the value of the Fund’s net assets has changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

Year
ended
2-29-08

Increase (decrease) in net assets

From operations
Net investment income	$76,690
Net realized gain (loss)	(144,795)
Change in net unrealized appreciation (depreciation)	(1,448,005)

Increase (decrease) in net assets resulting from operations	(1,516,110)

Distributions to shareholders
From net investment income
Class A	(65,289)
Class B	(691)
Class C	(2,761)
Class I	(2,886)
Class R1	(1,138)
From net realized gain
Class A	(114,341)
Class B	(2,856)
Class C	(11,361)
Class I	(3,867)
Class R1	(2,159)
Total distributions	(207,349)

From Fund share transactions (Note 6)	7,084,760

Total increase (decrease)	5,361,301

Net assets

Beginning of year	—
End of year	$5,361,301
Undistributed net investment income	$7,815

See notes to financial statements

Annual report | Classic Value Mega Cap Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since inception.

CLASS A SHARES

Period ended	2-29-08[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.13
Net realized and unrealized gain
(loss) on investments	(2.23)
Total from investment operations	(2.10)
Less distributions
From net investment income	(0.11)
From net realized gain	(0.19)
(0.30)
Net asset value, end of period	$7.60
Total return[3,4] (%)	(21.28)

Ratios and supplemental data

Net assets, end of period (in millions)	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.52
Expenses net of fee waivers, if any	1.37
Expenses net of all fee waivers and credits	1.37
Net investment income	1.34
Portfolio turnover (%)	38

1 Class A shares began operations on 3-1-07.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

See notes to financial statements

Classic Value Mega Cap Fund | Annual report

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-29-08[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.05
Net realized and unrealized gain
(loss) on investments	(2.21)
Total from investment operations	(2.16)
Less distributions
From net investment income	(0.05)
From net realized gain	(0.19)
(0.24)
Net asset value, end of period	$7.60
Total return[3,4] (%)	(21.85)

Ratios and supplemental data

Net assets, end of period (in millions)	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	11.98
Expenses net of fee waivers, if any	2.12
Expenses net of all fee waivers and credits	2.12
Net investment income	0.58
Portfolio turnover (%)	38

1 Class B shares began operations on 3-1-07.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Less than $500,000.

See notes to financial statements

Annual report | Classic Value Mega Cap Fund

19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-29-08[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.06
Net realized and unrealized gain
(loss) on investments	(2.21)
Total from investment operations	(2.15)
Less distributions
From net investment income	(0.05)
From net realized gain	(0.19)
(0.24)
Net asset value, end of period	$7.61
Total return[3,4] (%)	(21.75)

Ratios and supplemental data

Net assets, end of period (in millions)	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.38
Expenses net of fee waivers, if any	2.12
Expenses net of all fee waivers and credits	2.12
Net investment income	0.68
Portfolio turnover (%)	38

1 Class C shares began operations on 3-1-07.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Less than $500,000.

See notes to financial statements

Classic Value Mega Cap Fund | Annual report

20

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-29-08[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.17
Net realized and unrealized gain
(loss) on investments	(2.23)
Total from investment operations	(2.06)
Less distributions
From net investment income	(0.14)
From net realized gain	(0.19)
(0.33)
Net asset value, end of period	$7.61
Total return[3,4] (%)	(20.87)

Ratios and supplemental data

Net assets, end of period (in millions)	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	13.02
Expenses net of fee waivers, if any	0.97
Expenses net of all fee waivers and credits	0.97
Net investment income	1.80
Portfolio turnover (%)	38

1 Class I shares began operations on 3-1-07.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Less than $500,000.

See notes to financial statements

Annual report | Classic Value Mega Cap Fund

21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-29-08[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.11
Net realized and unrealized gain
(loss) on investments	(2.23)
Total from investment operations	(2.12)
Less distributions
From net investment income	(0.10)
From net realized gain	(0.19)
(0.29)
Net asset value, end of period	$7.59
Total return[3,4] (%)	(21.46)

Ratios and supplemental data

Net assets, end of period (in millions)	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	13.76
Expenses net of fee waivers, if any	1.65
Expenses net of all fee waivers and credits	1.64
Net investment income	1.08
Portfolio turnover (%)	38

1 Class R1 shares began operations on 3-1-07.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Less than $500,000.

See notes to financial statements

Classic Value Mega Cap Fund | Annual report

22

Notes to financial statements

1. Organization

John Hancock Classic Value Mega Cap Fund (the Fund) is a non-diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term growth of capital.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I and Class R1 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting,  redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other affiliates of John Hancock USA owned 476,456, 10,283, 10,282, 10,398 and 10,348 shares of beneficial interest of Class A, Class B, Class C, Class I and Class R1, respectively, on February 29, 2008.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred)

Annual report | Classic Value Mega Cap Fund

23

as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Funds investing significant amounts  of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee when applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

New accounting pronouncement

In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures regarding pricing sources will be

Classic Value Mega Cap Fund | Annual report

24

required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss for certain securities valued by significant unobservable market inputs.

Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded  on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Allocations of income and expenses

All income, expenses (except class-specific expenses), and realized and unrealized gain/ loss are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expenses not directly attributable to the Fund or share classes are allocated based on the relative share of net assets of the Fund or share class at the time the expense was incurred. Class-specific expenses, as detailed in Note 3, are accrued daily and charged directly to the respective share classes.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $273,739 that are attributable to security transactions

Annual report | Classic Value Mega Cap Fund

25

incurred after October 31, 2007, are treated as arising on March 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. The Fund’s federal tax return for this fiscal year remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 29, 2008, the tax character of distributions paid was as follows: ordinary income $207,349. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of February 29, 2008, the components of distributable earnings on a tax basis included $7,815 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to derivative transactions, foreign currency transactions and investments in passive foreign investment companies.

3. Investment advisory and other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $2,500,000,000 of the Fund’s daily net assets; (b) 0.825% of the next $2,500,000,000 of the Fund’s daily net assets; and (c) 0.80% of the Fund’s daily net assets in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Pzena Investment Management, LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended February 29, 2008, were equivalent to an annual effective rate of 0.85% of the Fund’s average daily net assets.

Expense reimbursements

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.07% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

In addition, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in

Classic Value Mega Cap Fund | Annual report

26

the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.37% for Class A shares, 2.12% for Class B, 2.12% for Class C, 0.97% for Class I and 1.47% for Class R1. Accordingly, the expense reductions or reimbursements related to this agreement were $59,539, $12,724, $15,015, $18,023 and $15,667 for Class A, Class B, Class C, Class I and Class R1, respectively for the year ended February 29, 2008. The expense reimbursements and limits will continue in effect until June 30, 2009 and thereafter until terminated by the Adviser on notice to the Trust.

Fund administration fees

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the year ended February 29, 2008, were $2,129 with an annual effective rate of 0.04% of the Fund’s average daily net assets.

Distribution and shareholder servicing fees

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. The Trustees approved distribution and service fee payments of 0.25% of average net assets of Class A. A maximum of 0.25% of such payments may be  service fees, as defined by the Conduct Rules of Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 average daily net asset value for certain other services. The Service Plan fees incurred for the year ended February 29, 2008, were equivalent to an annual effective rate of 0.17% of the Class R1 average daily net assets.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the year ended February 29, 2008, the Fund was informed that the Distributor received net up-front sales charges of $28,227 with regard to sales of Class A shares. Of this amount, $4,584 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $23,643 was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended February 29, 2008, CDSCs received by Distributor amounted to $152 for Class B shares and $931 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature

Annual report | Classic Value Mega Cap Fund

27

Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class R1 shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the year ended February 29, 2008.

In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the year ended February 29, 2008, the transfer agent fees reductions for Class R1 were $198.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended February 29, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $79 for transfer agent credits earned.

Class level expenses for the year ended February 29, 2008, were as follows:

	Distribution and	Transfer	Blue	Printing and
Share class	service fees	agent fees	sky fees	postage fees

Class A	$12,991	$5,023	$11,555	$3,535
Class B	1,292	264	11,277	195
Class C	3,532	717	11,277	195
Class I	—	78	16,329	241
Class R1	880	268	14,237	206
Total	$18,695	$6,350	$64,675	$4,372

4. Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

5. Line of credit

The Fund has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar  quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. Effective October 15, 2007, the commitment fee was changed from 0.07% to 0.05% . For the year ended February 29, 2008, there were no borrowings under the line of credit.

Classic Value Mega Cap Fund | Annual report

28

6. Fund share transactions

Share activities for the Fund for the year ended February 29, 2008, were as follows:

	Year ended 2-29-08
	Shares	Amount
Class A shares

Sold	644,426	$6,413,956
Distributions reinvested	20,663	172,537
Repurchased	(67,807)	(594,397)
Net increase (decrease)	597,282	$5,992,096

Class B shares

Sold	20,319	$195,176
Distributions reinvested	424	3,547
Repurchased	(1,618)	(13,795)
Net increase (decrease)	19,125	$184,928

Class C shares

Sold	72,248	$710,339
Distributions reinvested	1,482	12,408
Repurchased	(13,323)	(110,704)
Net increase (decrease)	60,407	$612,043

Class I shares

Sold	20,337	$205,270
Distributions reinvested	809	6,753
Repurchased	(3,947)	(30,867)
Net increase (decrease)	17,199	$181,156

Class R1 shares

Sold	15,442	$154,310
Distributions reinvested	362	3,018
Repurchased	(4,772)	(42,791)
Net increase (decrease)	11,032	$114,537

Net increase (decrease)	705,045	$7,084,760

7. Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended February 29, 2008, aggregated $9,133,373 and $2,195,721, respectively.

Annual report | Classic Value Mega Cap Fund

29

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Classic Value Mega Cap Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Classic Value Mega Cap Fund (the Fund) at February 29, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the period March 1, 2007 (commencement of operations), through February 29, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at February 29, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 18, 2008

Classic Value Mega Cap Fund | Annual report

30

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 29, 2008.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 29, 2008, 63.16% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Annual report | Classic Value Mega Cap Fund

31

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2007	55

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2007	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle
Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance)
(since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New
Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000),
Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas
Commerce Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes
Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2007	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2007	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Classic Value Mega Cap Fund | Annual report

32

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2007	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2007	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2007	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

Annual report | Classic Value Mega Cap Fund

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2007

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2007

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2007

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2007

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Classic Value Mega Cap Fund | Annual report

34

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2007

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Classic Value Mega Cap Fund

35

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, LLC	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	One Lincoln Street
Boston, MA 02210-2805		Boston, MA 02111-2950
Transfer agent
Subadviser	John Hancock Signature	Independent registered
Pzena Investment	Services, Inc.	public accounting firm
Management, LLC	P.O. Box 9510	PricewaterhouseCoopers LLP
120 West 45th Street,	Portsmouth, NH 03802-9510	125 High Street
20th Floor		Boston, MA 02110
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Classic Value Mega Cap Fund | Annual report

36

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery

www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Mega Cap Fund.	3220A	2/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		4/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, February 29, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer and Chief Financial Officer (respectively, the principal executive officer, the principal financial officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that it has one “audit committee financial expert” as that term is defined in Item 3(b) of Form N-CSR: Charles L. Ladner who is “independent” as that term is defined in Item 3(a) (2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant, PricewaterhouseCoopers LLP (“PWC”) for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $254,400 for the fiscal year ended February 29, 2008 (broken out as follows: John Hancock Classic Mega Cap Fund (commenced operations March 1, 2007) - $24,680, John Hancock Global Shareholder Yield Fund (commenced operations March 1, 2007) - $24,680, John Hancock Intrinsic Value Fund - $24,680, John Hancock Growth Opportunities Fund - $27,410, John Hancock Growth Fund $24,680, John Hancock International Growth Fund - $27,410, John Hancock Value Opportunities Fund - $24,680, John Hancock U.S. Core Fund - $24,680, John Hancock International Core Fund - $28,510 and John Hancock International Allocation Fund - $22,990) and $168,778 for the fiscal year ended February 28, 2007 (broken out as follows: John Hancock Intrinsic Value Fund - $19,913, John Hancock Growth Opportunities Fund - $19,913, John Hancock Growth Fund - $19,113, John Hancock International Growth Fund - $23,354, John Hancock Value Opportunities Fund - $19,913, John Hancock U.S. Core Fund - $19,113, John Hancock International Core Fund - $23,354 and John Hancock International Allocation Portfolio - $24,105).

(b) Audit-Related Services
Audit-related fees for assurance and related services by PWC amounted to $4,992 for the fiscal year ended February 29, 2008 for the 17f-2 count for the John Hancock International Allocation Fund and $34,744 for the fiscal year ended February 28, 2007 for out-of-pocket expenses (broken out as follows: John Hancock Intrinsic Value Fund - $4,343, John Hancock Growth Opportunities Fund - $4,343, John Hancock Growth Fund - $4,343, John Hancock International Growth Fund - $4,343, John Hancock Value Opportunities Fund - $4,343, John Hancock U.S. Core Fund - $4,343, John Hancock International Core Fund - $4,343 and John Hancock International Allocation Portfolio - $4,343) billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services comprising the out-of-pocket expenses was testing conversion of accounting records from one service provider to another involving multiple service providers in the registrant’s initial year.

(c) Tax Fees
The aggregate fees billed for professional services rendered by PWC for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $74,200 for the fiscal year ended February 29, 2008 (broken out as follows: John Hancock Classic Mega Cap Fund - $7,360, John Hancock Global Shareholder Yield Fund - $7,360, John Hancock Intrinsic Value Fund - $7,360, John Hancock Growth Opportunities - $7,620, John Hancock Growth Fund - $7,360, John Hancock

International Growth Fund - $7,620, John Hancock Value Opportunities Fund - $7,360, John Hancock U.S. Core Fund - $7,360, John Hancock International Core Fund - $7,820 and John Hancock International Allocation Portfolio - $6,980) and $59,360 for the fiscal year ended February 28. 2007 (broken out as follows: John Hancock Intrinsic Value Fund - $7,420, John Hancock Growth Opportunities Fund - $7,420, John Hancock Growth Fund - $7,420, John Hancock International Growth Fund - $7,420, John Hancock Value Opportunities Fund - $7,420, John Hancock U.S. Core Fund - $7,420, John Hancock International Core Fund - $7,420 and John Hancock International Allocation Portfolio - $7,420). The nature of the services comprising the tax fees was the review of the registrant’s income and excise tax returns and tax distribution requirements.

(d) All Other Fees
There were no other fees for the fiscal year ended February 29, 2008. Other fees for the fiscal year ended February 28, 2007 amounted to $103,560 for review of merger activity; Growth Opportunities Fund - $45,280 and International Core Fund - $45,280 and $13,000 for the seed audit, billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $50,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $50,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Other services provided by the Auditor that are expected to exceed $10,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees: There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to PWC for the Reporting Period, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by PWC for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal year ended February 29, 2008 were $1,509,733 and for the fiscal year ended February 28, 2007 were $872,192.

(h) The registrant’s audit committee of the Board of Trustees has considered the provision of non-audit services that were rendered by PWC to the investment adviser and any control affiliate that provides services that were not pre-approved pursuant to paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining PWC’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant's principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1) See attached Code of Ethics.

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 23, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: April 23, 2008